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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington	98402
(Address of principal executive offices)	(Zip code)

Gregory J. Lyons, Assistant Secretary

Russell Investment Funds

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 253-572-9500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 – June 30, 2009

Item 1.	Reports to Stockholders

2009 SEMIANNUAL REPORT

Russell Investment Funds

JUNE 30, 2009

FUND

Multi-Style Equity Fund

Aggressive Equity Fund

Non-U.S. Fund

Core Bond Fund

Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on five of these Funds.

Russell Investment Funds

Semiannual Report

June 30, 2009 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2009. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA, part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds

Multi-Style Equity Fund

Shareholder Expense Example — June 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2009	$1,000.00	$1,000.00
Ending Account Value
June 30, 2009	$1,062.30	$1,020.53
Expenses Paid During Period*	$4.40	$4.31

*	Expenses are equal to the Fund’s annualized expense ratio of 0.86% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Multi-Style Equity Fund	3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.9%
Consumer Discretionary - 11.5%
Amazon.com, Inc. (Æ)	23,190	1,940
American Eagle Outfitters, Inc.	42,100	597
Apollo Group, Inc. Class A (Æ)	6,558	466
AutoZone, Inc. (Æ)(Ñ)	4,926	744
Avon Products, Inc.	39,760	1,025
Bed Bath & Beyond, Inc. (Æ)	15,760	485
Best Buy Co., Inc. (Ñ)	29,109	975
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	4,300	139
CBS Corp. Class B	82,400	570
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	5,724	30
Coach, Inc.	8,400	226
Costco Wholesale Corp.	22,000	1,005
DISH Network Corp. Class A (Æ)	16,300	264
Dollar Tree, Inc. (Æ)	8,466	356
DR Horton, Inc.	12,800	120
eBay, Inc. (Æ)	61,100	1,047
Estee Lauder Cos., Inc. (The) Class A	10,479	342
Foot Locker, Inc.	13,700	143
Ford Motor Co. (Æ)(Ñ)	75,882	461
Fortune Brands, Inc.	9,200	320
Garmin, Ltd. (Ñ)	30,300	722
Goodyear Tire & Rubber Co. (The) (Æ)	22,980	259
Guess?, Inc.	9,040	233
Home Depot, Inc.	23,341	552
JC Penney Co., Inc.	24,300	698
Johnson Controls, Inc. (Ñ)	42,000	912
Jones Apparel Group, Inc.	11,400	122
Kohl’s Corp. (Æ)	26,104	1,116
Limited Brands, Inc.	50,800	608
Lowe’s Cos., Inc. (Ñ)	124,659	2,420
Macy’s, Inc.	48,400	569
McDonald’s Corp.	57,529	3,307
McGraw-Hill Cos., Inc. (The)	21,300	641
Meritage Homes Corp. (Æ)(Ñ)	1,300	25
Newell Rubbermaid, Inc.	34,600	360
Nike, Inc. Class B (Ñ)	34,409	1,782
NVR, Inc. (Æ)(Ñ)	1,020	512
priceline.com, Inc. (Æ)(Ñ)	4,866	543
Pulte Homes, Inc. (Ñ)	39,390	348
Rent-A-Center, Inc. Class A (Æ)	8,100	144
Starbucks Corp. (Æ)	26,925	374
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	32,370	719
Target Corp.	15,900	628
Tiffany & Co. (Ñ)	12,500	317
Timberland Co. Class A (Æ)	3,100	41
Time Warner Cable, Inc.	7,100	225
TRW Automotive Holdings Corp. (Æ)(Ñ)	10,300	116
Viacom, Inc. Class B (Æ)	66,800	1,516
Wal-Mart Stores, Inc.	54,450	2,638
Walt Disney Co. (The)	32,800	765
WESCO International, Inc. (Æ)	7,700	193
Williams-Sonoma, Inc.	45,100	535
Wynn Resorts, Ltd. (Æ)(Ñ)	7,280	257

		35,452

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 7.4%
Casey’s General Stores, Inc.	2,500	64
Coca-Cola Co. (The)	83,244	3,995
Colgate-Palmolive Co.	20,060	1,419
CVS Caremark Corp.	113,335	3,612
Hansen Natural Corp. (Æ)(Ñ)	23,185	715
Hershey Co. (The) (Ñ)	9,600	346
Hormel Foods Corp.	4,600	159
JM Smucker Co. (The)	424	21
Kimberly-Clark Corp.	15,500	813
Kroger Co. (The)	12,700	280
Lorillard, Inc.	6,600	447
Molson Coors Brewing Co. Class B	13,100	554
Pepsi Bottling Group, Inc.	6,700	227
PepsiCo, Inc.	104,949	5,768
Procter & Gamble Co. (The)	36,540	1,867
Ralcorp Holdings, Inc. (Æ)	2,300	140
Safeway, Inc.	15,100	308
SUPERVALU, Inc.	18,800	243
Sysco Corp.	10,340	232
Tyson Foods, Inc. Class A	16,800	212
Walgreen Co.	25,800	758
Whole Foods Market, Inc. (Ñ)	27,151	515

		22,695

Energy - 9.6%
Anadarko Petroleum Corp.	17,200	781
Apache Corp.	2,500	180
Arch Coal, Inc. (Ñ)	44,500	684
Baker Hughes, Inc.	46,950	1,711
Berry Petroleum Co. Class A (Ñ)	3,600	67
Cameron International Corp. (Æ)	45,990	1,302
Chesapeake Energy Corp.	38,156	757
Chevron Corp.	29,500	1,954
ConocoPhillips	32,200	1,354
Devon Energy Corp.	22,300	1,215
ENSCO International, Inc.	7,100	248
Exxon Mobil Corp.	43,240	3,023
First Solar, Inc. (Æ)(Ñ)	4,751	770
Halliburton Co.	17,900	371
Hess Corp.	2,979	160
Key Energy Services, Inc. (Æ)	15,500	89
Marathon Oil Corp.	97,245	2,930
Occidental Petroleum Corp.	56,165	3,696
Oil States International, Inc. (Æ)	6,000	145
Patterson-UTI Energy, Inc. (Ñ)	10,300	133
Rowan Cos., Inc.	9,400	182
Schlumberger, Ltd.	26,100	1,412
Southwestern Energy Co. (Æ)	7,290	283
Sunoco, Inc. (Ñ)	22,300	517
Tesoro Corp. (Ñ)	10,600	135
Total SA - ADR	21,300	1,155
Transocean, Ltd. (Æ)	20,972	1,558
Valero Energy Corp.	16,900	286
Weatherford International, Ltd. (Æ)	18,730	366
Western Refining, Inc. (Æ)	8,900	63
Williams Cos., Inc. (The)	49,100	767
XTO Energy, Inc.	29,583	1,128

		29,422

4	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Financial Services - 16.0%
ACE, Ltd.	28,800	1,274
Allied World Assurance Co. Holdings, Ltd.	2,400	98
Allstate Corp. (The)	11,700	285
American Express Co.	34,337	798
American Financial Group, Inc.	11,400	246
Annaly Capital Management, Inc. (ö)	48,600	736
Anworth Mortgage Asset Corp. (ö)	10,100	73
Apollo Investment Corp.	1,000	6
Arch Capital Group, Ltd. (Æ)	2,200	129
Arthur J Gallagher & Co.	7,100	152
Bank of America Corp.	90,000	1,188
Bank of New York Mellon Corp. (The)	99,841	2,926
BB&T Corp.	30,550	671
BioMed Realty Trust, Inc. (ö)	7,200	74
Brandywine Realty Trust (ö)	14,400	107
Brown & Brown, Inc.	1,000	20
Camden Property Trust (ö)	5,900	163
Capital One Financial Corp. (Ñ)	46,950	1,027
Capstead Mortgage Corp. (ö)	8,000	102
Cash America International, Inc.	4,800	112
CBL & Associates Properties, Inc. (ö)(Ñ)	12,900	70
Charles Schwab Corp. (The)	106,000	1,859
Chubb Corp.	19,800	790
Commerce Bancshares, Inc.	3,360	107
DCT Industrial Trust, Inc. (ö)(Ñ)	22,900	93
Discover Financial Services	28,900	297
Extra Space Storage, Inc. (ö)(Ñ)	9,900	83
Fidelity National Financial, Inc. Class A	7,700	104
Fifth Third Bancorp	22,700	161
Fulton Financial Corp. (Ñ)	12,700	66
Goldman Sachs Group, Inc. (The)	28,173	4,154
Hartford Financial Services Group, Inc.	2,500	30
Hospitality Properties Trust (ö)(Ñ)	14,400	171
Hudson City Bancorp, Inc.	17,700	235
JPMorgan Chase & Co.	199,179	6,794
Keycorp	85,400	447
Liberty Property Trust (ö)	7,000	161
Lincoln National Corp.	15,100	260
Mack-Cali Realty Corp. (ö)	7,600	173
Marsh & McLennan Cos., Inc.	36,900	743
Mastercard, Inc. Class A	5,685	951
Mercury General Corp. (Ñ)	18,700	625
MetLife, Inc.	29,333	880
MFA Financial, Inc. (ö)	7,600	53
Morgan Stanley	125,519	3,579
MSCI, Inc. Class A (Æ)	9,100	222
Nasdaq OMX Group, Inc. (The) (Æ)	11,300	241
Navigators Group, Inc. (Æ)	1,000	44
New York Community Bancorp, Inc. (Ñ)	52,700	563
PartnerRe, Ltd. - ADR (Ñ)	4,100	266
PNC Financial Services Group, Inc.	54,885	2,130
Prologis (ö)(Ñ)	33,000	266
Prudential Financial, Inc.	21,200	789
Regions Financial Corp. (Ñ)	54,361	220
StanCorp Financial Group, Inc.	3,100	89
State Street Corp.	2,000	94

	Principal Amount ($) or Shares	Market Value $
SunTrust Banks, Inc.	62,900	1,035
Susquehanna Bancshares, Inc. (Ñ)	12,100	59
Synovus Financial Corp. (Ñ)	58,500	175
T Rowe Price Group, Inc. (Ñ)	17,230	718
Travelers Cos., Inc. (The)	28,500	1,170
UDR, Inc. (ö)(Ñ)	23,772	246
Universal American Corp. (Æ)	4,400	38
Visa, Inc.	53,314	3,319
Wells Fargo & Co.	163,678	3,971
Wilmington Trust Corp. (Ñ)	24,500	335
WR Berkley Corp.	10,200	219
XL Capital, Ltd. Class A	9,300	107

		49,389

Health Care - 12.1%
Abbott Laboratories	77,350	3,639
Alexion Pharmaceuticals, Inc. (Æ)	12,720	523
Allergan, Inc.	18,800	895
Amgen, Inc. (Æ)	31,075	1,645
Boston Scientific Corp. (Æ)	77,082	782
Bristol-Myers Squibb Co.	17,400	353
Cardinal Health, Inc.	3,800	116
Centene Corp. (Æ)	4,500	90
Coventry Health Care, Inc. (Æ)	12,100	226
Covidien PLC	29,500	1,105
Eli Lilly & Co.	7,800	270
Express Scripts, Inc. Class A (Æ)	11,330	779
Forest Laboratories, Inc. (Æ)	13,400	337
Gilead Sciences, Inc. (Æ)	65,000	3,045
Health Net, Inc. (Æ)	4,200	65
Healthspring, Inc. (Æ)	5,200	56
Henry Schein, Inc. (Æ)	6,260	300
Humana, Inc. (Æ)	8,600	277
Illumina, Inc. (Æ)(Ñ)	3,880	151
Intuitive Surgical, Inc. (Æ)(Ñ)	4,027	659
Johnson & Johnson	22,400	1,272
King Pharmaceuticals, Inc. (Æ)	27,200	262
Laboratory Corp. of America Holdings (Æ)	12,000	814
Magellan Health Services, Inc. (Æ)	3,900	128
Merck & Co., Inc.	9,300	260
Mylan, Inc. (Æ)(Ñ)	43,304	565
Myriad Genetics, Inc. (Æ)	16,391	584
Myriad Pharmaceuticals, Inc. (Æ)	4,097	19
Novartis AG - ADR	48,700	1,986
Pfizer, Inc.	183,935	2,759
Schering-Plough Corp.	173,922	4,369
St. Jude Medical, Inc. (Æ)	49,602	2,039
Stryker Corp.	14,300	568
Teva Pharmaceutical Industries, Ltd. -ADR	6,440	318
Thermo Fisher Scientific, Inc. (Æ)	42,333	1,726
WellPoint, Inc. (Æ)	12,406	631
Wyeth	81,924	3,719

		37,332

Materials and Processing - 5.5%
Air Products & Chemicals, Inc.	11,200	723
Alcoa, Inc. (Ñ)	40,710	420
Archer-Daniels-Midland Co.	18,220	488

Multi-Style Equity Fund	5

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ball Corp.	16,000	723
Barrick Gold Corp.	31,725	1,064
Bunge, Ltd.	4,200	253
Cabot Corp.	29,300	369
Celanese Corp. Class A	35,500	843
Cliffs Natural Resources, Inc.	7,700	188
Cytec Industries, Inc.	5,300	99
Domtar Corp. (Æ)(Ñ)	3,250	54
Dow Chemical Co. (The)	40,300	650
EI Du Pont de Nemours & Co.	48,950	1,254
Freeport-McMoRan Copper & Gold, Inc. Class B	16,220	813
Masco Corp. (Ñ)	36,000	345
Monsanto Co.	30,478	2,266
Newmont Mining Corp.	68,414	2,796
OM Group, Inc. (Æ)(Ñ)	4,000	116
Packaging Corp. of America	13,574	220
Pactiv Corp. (Æ)	3,900	85
Potash Corp. of Saskatchewan, Inc.	2,680	249
PPG Industries, Inc.	13,600	597
RPM International, Inc.	27,150	381
Silgan Holdings, Inc.	4,600	226
Timken Co.	32,500	555
United States Steel Corp. (Ñ)	13,840	495
Vulcan Materials Co.	16,900	728

		17,000

Producer Durables - 9.8%
3M Co.	25,100	1,509
Accenture, Ltd. Class A	19,900	666
AGCO Corp. (Æ)	600	17
Alaska Air Group, Inc. (Æ)	5,900	108
Alcatel-Lucent - ADR (Æ)	98,380	244
AO Smith Corp.	2,500	81
ASML Holding NV (Ñ)	12,700	275
Avery Dennison Corp.	21,100	542
Bucyrus International, Inc. Class A	7,200	206
Burlington Northern Santa Fe Corp.	4,700	346
Caterpillar, Inc. (Ñ)	19,650	649
CH Robinson Worldwide, Inc. (Ñ)	5,340	279
Continental Airlines, Inc. Class B (Æ)	40,902	362
Convergys Corp. (Æ)	3,900	36
CSX Corp.	108,180	3,746
Cummins, Inc.	30,780	1,084
Deere & Co.	8,900	356
Deluxe Corp.	5,300	68
Emerson Electric Co.	16,000	518
Fluor Corp. (Ñ)	18,000	923
Gardner Denver, Inc. (Æ)	1,000	25
General Dynamics Corp.	14,617	810
General Electric Co.	86,200	1,010
Honeywell International, Inc.	82,798	2,600
JetBlue Airways Corp. (Æ)(Ñ)	11,800	50
Joy Global, Inc.	4,540	162
KBR, Inc.	6,400	118
L-3 Communications Holdings, Inc.	3,300	229
Lexmark International, Inc. Class A (Æ)	14,500	230
Lockheed Martin Corp.	34,734	2,801

	Principal Amount ($) or Shares	Market Value $
Manitowoc Co., Inc. (The) (Ñ)	20,200	106
Manpower, Inc.	6,600	279
Nokia OYJ - ADR (Ñ)	60,900	888
Northrop Grumman Corp.	14,700	672
Pall Corp.	16,400	436
Pitney Bowes, Inc.	30,500	669
Republic Services, Inc. Class A	24,000	586
Robert Half International, Inc. (Ñ)	11,720	277
Rockwell Automation, Inc.	12,300	395
RR Donnelley & Sons Co.	37,600	437
Ryder System, Inc.	8,600	240
SPX Corp.	8,000	392
Steelcase, Inc. Class A (Ñ)	1,600	9
Sunpower Corp. (Æ)(Ñ)	24,061	576
Teleflex, Inc.	13,200	592
Tutor Perini Corp. (Æ)(Ñ)	6,800	118
Tyco International, Ltd.	21,500	559
Union Pacific Corp.	8,574	446
United Parcel Service, Inc. Class B	15,300	765
United Technologies Corp.	19,600	1,018
Watson Wyatt Worldwide, Inc. Class A	1,600	60
Xerox Corp.	99,300	643

		30,213

Technology - 18.4%
Activision Blizzard, Inc. (Æ)	76,920	971
Adobe Systems, Inc. (Æ)	9,840	278
Amphenol Corp. Class A	47,776	1,512
Apple, Inc. (Æ)	44,231	6,300
Applied Materials, Inc.	120,880	1,326
Arris Group, Inc. (Æ)	15,200	185
Avnet, Inc. (Æ)	11,300	238
Broadcom Corp. Class A (Æ)(Ñ)	64,069	1,588
Cisco Systems, Inc. (Æ)	178,616	3,329
Computer Sciences Corp. (Æ)	3,000	133
Corning, Inc.	38,480	618
Data Domain, Inc. (Æ)	4,189	140
Dell, Inc. (Æ)	63,400	870
F5 Networks, Inc. (Æ)(Ñ)	10,510	364
Google, Inc. Class A (Æ)(Ñ)	13,242	5,583
Hewlett-Packard Co.	138,247	5,343
Ingram Micro, Inc. Class A (Æ)	8,900	156
Intel Corp.	198,420	3,284
International Business Machines Corp.	25,231	2,635
International Game Technology (Ñ)	10,810	172
Jabil Circuit, Inc.	80,700	599
Juniper Networks, Inc. (Æ)(Ñ)	99,336	2,344
Lam Research Corp. (Æ)(Ñ)	18,650	485
Marvell Technology Group, Ltd. (Æ)	55,232	643
Maxim Integrated Products, Inc.	59,400	932
McAfee, Inc. (Æ)	6,080	256
Microsoft Corp.	113,250	2,692
Motorola, Inc.	48,700	323
Oracle Corp.	27,900	598
QUALCOMM, Inc.	151,126	6,831
Research In Motion, Ltd. (Æ)	37,641	2,674
SAIC, Inc. (Æ)	12,700	236

6	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Salesforce.com, Inc. (Æ)(Ñ)	5,820	222
Seagate Technology, Inc. (Æ)(ß)	2,300	—
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	55,300	520
Tellabs, Inc. (Æ)	41,100	235
Texas Instruments, Inc.	65,300	1,391
Xilinx, Inc. (Ñ)	24,820	508

		56,514

Utilities - 2.6%
Ameren Corp. (Ñ)	10,400	259
American Electric Power Co., Inc.	12,300	355
American Water Works Co., Inc.	21,500	411
AT&T, Inc.	31,900	792
Atmos Energy Corp.	5,700	143
Avista Corp.	2,500	45
BCE, Inc.	32,050	662
China Mobile, Ltd. - ADR	5,700	286
Clearwire Corp. (Æ)(Ñ)	2,400	13
DTE Energy Co.	9,600	307
Duke Energy Corp.	21,700	317
Embarq Corp.	6,600	278
Frontier Communications Corp.	65,500	468
Millicom International Cellular SA (Æ)(Ñ)	2,930	165
Mirant Corp. (Æ)	11,400	179
NiSource, Inc.	23,500	274
NRG Energy, Inc. (Æ)	22,731	590
Pepco Holdings, Inc.	14,000	188
Pinnacle West Capital Corp.	9,600	289
Progress Energy, Inc. - CVO (ß)(Æ)	1,300	—
Qwest Communications International, Inc. (Ñ)	20,000	83
Southwest Gas Corp.	2,900	64

	Principal Amount ($) or Shares	Market Value $
Sprint Nextel Corp. (Æ)	96,863	466
US Cellular Corp. (Æ)	900	35
Veolia Environnement - ADR	14,400	425
Verizon Communications, Inc.	2,700	83
Vodafone Group PLC - ADR (Ñ)	46,850	913

		8,090

Total Common Stocks (cost $294,240)		286,107

Short-Term Investments - 6.5%
Russell Investment Company Russell Money Market Fund (£)	15,775,000	15,775
State Street Euro Commercial Paper (ç)(ž) 0.010% due 07/01/09	4,400	4,400

Total Short-Term Investments (cost $20,175)		20,175

Other Securities - 8.0%
State Street Securities Lending Quality Trust (×)	25,154,968	24,603

Total Other Securities (cost $25,155)		24,603

Total Investments - 107.4% (identified cost $339,570)		330,885

Other Assets and Liabilities, Net - (7.4%)		(22,927)

Net Assets - 100.0%		307,958

A portion of the portfolio has been fair valued as period end.

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	7

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index	34	USD	1,701	09/09	(39)
S&P 500 E-Mini Index (CME)	300	USD	13,733	09/09	(317)
S&P 500 Index (CME)	20	USD	4,578	09/09	(106)
S&P Midcap 400 E-Mini Index (CME)	30	USD	1,730	09/09	(56)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(518)

See accompanying notes which are an integral part of the financial statements.

8	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Presentation of Portfolio Holdings — June 30, 2009 (Unaudited)

Portfolio Summary	Market Value $ Level 1	Market Value $ Level 2	Market Value $ Level 3	Total	% of Net Assets

Consumer Discretionary	$35,451,863	$—	$—	$35,451,863	11.5
Consumer Staples	22,695,537	—	—	22,695,537	7.4
Energy	29,421,498	—	—	29,421,498	9.6
Financial Services	49,389,309	—	—	49,389,309	16.0
Health Care	37,331,966	—	—	37,331,966	12.1
Materials and Processing	17,000,283	—	—	17,000,283	5.5
Producer Durables	30,213,174	—	—	30,213,174	9.8
Technology	56,513,763	—	—	56,513,763	18.4
Utilities	8,090,030	—	—	8,090,030	2.6
Short Term Investments	15,775,000	4,400,000	—	20,175,000	6.5
Other Securities	—	24,602,903	—	24,602,903	8.0

Total Investments	301,882,423	29,002,903	—	330,885,326	107.4

Other Assets and Liabilities, Net					(7.4)

					100.0

Futures Contracts	(518,246)	—	—	(518,246)	(0.2)

Total Other Financial Instruments**	(518,246)	—	—	(518,246)

Total	$301,364,177	$29,002,903	$—	$330,367,080

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	9

Russell Investment Funds

Aggressive Equity Fund

Shareholder Expense Example — June 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2009	$1,000.00	$1,000.00
Ending Account Value
June 30, 2009	$1,044.00	$1,019.64
Expenses Paid During Period*	$5.27	$5.21

*	Expenses are equal to the Fund’s annualized expense ratio of 1.04% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

10	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.4%
Consumer Discretionary - 14.4%
99 Cents Only Stores (Æ)(Ñ)	27,738	377
Aaron’s, Inc. (Ñ)	9,700	289
Advance Auto Parts, Inc. (Ñ)	13,727	570
Aeropostale, Inc. (Æ)(Ñ)	4,800	165
American Eagle Outfitters, Inc. (Ñ)	21,282	302
American Woodmark Corp. (Ñ)	800	19
Arctic Cat, Inc. (Ñ)	1,800	7
Asbury Automotive Group, Inc. (Ñ)	7,300	75
ATC Technology Corp. (Æ)(Ñ)	1,400	20
Bally Technologies, Inc. (Æ)(Ñ)	5,984	179
Bebe Stores, Inc. (Ñ)	35,800	246
Bed Bath & Beyond, Inc. (Æ)(Ñ)	8,360	257
BJ’s Restaurants, Inc. (Æ)(Ñ)	7,400	125
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	6,700	216
Black & Decker Corp. (Ñ)	4,200	120
Blyth, Inc.	1,500	49
Borders Group, Inc. (Æ)(Ñ)	7,300	27
Brightpoint, Inc. (Æ)	5,200	33
Brinker International, Inc. (Ñ)	18,100	308
Brunswick Corp. (Ñ)	23,000	99
Build-A-Bear Workshop, Inc. Class A (Æ)(Ñ)	3,900	17
Cabela’s, Inc. (Æ)(Ñ)	23,300	287
Callaway Golf Co. (Ñ)	300	2
Carter’s, Inc. (Æ)	17,100	421
Charlotte Russe Holding, Inc. (Æ)	14,000	180
Chico’s FAS, Inc. (Æ)(Ñ)	27,900	271
Childrens Place Retail Stores, Inc. (The) (Æ)(Ñ)	2,900	77
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	1,184	95
Chipotle Mexican Grill, Inc. Class B (Æ)	1,314	92
Christopher & Banks Corp. (Ñ)	34,572	232
Churchill Downs, Inc. (Ñ)	3,595	121
CKE Restaurants, Inc. (Ñ)	24,000	204
Columbia Sportswear Co. (Ñ)	9,818	304
Core-Mark Holding Co., Inc. (Æ)	900	23
Corinthian Colleges, Inc. (Æ)(Ñ)	7,600	129
CSS Industries, Inc.	300	6
DeVry, Inc. (Ñ)	8,643	433
DG FastChannel, Inc. (Æ)(Ñ)	12,910	236
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	12,289	211
Dillard’s, Inc. Class A (Ñ)	27,700	255
Dollar Tree, Inc. (Æ)(Ñ)	20,000	842
DR Horton, Inc. (Ñ)	37,700	353
Dress Barn, Inc. (Æ)(Ñ)	11,500	164
DSW, Inc. Class A (Æ)(Ñ)	4,600	45
Elizabeth Arden, Inc. (Æ)(Ñ)	2,000	17
Ethan Allen Interiors, Inc. (Ñ)	14,500	150
Family Dollar Stores, Inc. (Ñ)	9,700	275
Fastenal Co. (Ñ)	6,871	228
Finish Line, Inc. (The) Class A (Ñ)	7,400	55
Foot Locker, Inc.	8,900	93
Fred’s, Inc. Class A (Ñ)	6,900	87
Furniture Brands International, Inc. (Ñ)	7,300	22
Gannett Co., Inc. (Ñ)	50,100	179

	Principal Amount ($) or Shares	Market Value $
Gap, Inc. (The) (Ñ)	11,250	185
Group 1 Automotive, Inc. (Ñ)	19,197	500
Gymboree Corp. (Æ)(Ñ)	7,550	268
Haverty Furniture Cos., Inc. (Æ)(Ñ)	1,700	16
hhgregg, Inc. (Æ)(Ñ)	11,700	177
Hooker Furniture Corp. (Ñ)	900	10
HOT Topic, Inc. (Æ)(Ñ)	6,000	44
Insight Enterprises, Inc. (Æ)	4,600	44
Intersections, Inc. (Æ)(Å)	26,666	124
Isle of Capri Casinos, Inc. (Æ)(Ñ)	17,134	228
ITT Educational Services, Inc. (Æ)(Ñ)	3,599	362
Jarden Corp. (Æ)(Ñ)	10,400	195
Jones Apparel Group, Inc. (Ñ)	22,900	246
Journal Communications, Inc. Class A (Ñ)	8,000	8
Kenneth Cole Productions, Inc. Class A (Ñ)	22,286	157
Leapfrog Enterprises, Inc. Class A (Æ)	2,500	6
Lennar Corp. Class A (Ñ)	41,100	398
Liz Claiborne, Inc. (Ñ)	9,800	28
LKQ Corp. (Æ)(Ñ)	14,283	235
Maidenform Brands, Inc. (Æ)	1,700	20
Meritage Homes Corp. (Æ)(Ñ)	7,400	140
New York & Co., Inc. (Æ)(Ñ)	4,000	12
O’Reilly Automotive, Inc. (Æ)(Ñ)	5,674	216
Pacific Sunwear of California, Inc. (Æ)	16,900	57
Papa John’s International, Inc. (Æ)(Ñ)	12,200	302
PC Connection, Inc. (Æ)(Ñ)	2,000	11
Penn National Gaming, Inc. (Æ)	8,134	237
Perceptron, Inc. (Æ)(Å)	45,969	158
Perry Ellis International, Inc. (Æ)(Ñ)	1,900	14
Polaris Industries, Inc. (Ñ)	7,700	247
Pool Corp. (Ñ)	150	3
Pulte Homes, Inc. (Ñ)	8,200	72
Quiksilver, Inc. (Æ)	18,300	34
RadioShack Corp. (Ñ)	22,800	318
Red Lion Hotels Corp. (Æ)	24,355	117
Rent-A-Center, Inc. Class A (Æ)(Ñ)	28,900	515
Ruby Tuesday, Inc. (Æ)(Ñ)	29,700	198
Scholastic Corp.	3,300	65
Shoe Carnival, Inc. (Æ)	1,400	17
Sina Corp. (Æ)	1,395	41
Skechers U.S.A., Inc. Class A (Æ)(Ñ)	2,100	21
Snap-On, Inc. (Ñ)	7,600	218
Stage Stores, Inc. (Ñ)	13,100	145
Starbucks Corp. (Æ)(Ñ)	12,750	177
Steven Madden, Ltd. (Æ)	6,640	169
Stewart Enterprises, Inc. Class A (Ñ)	60,100	290
Superior Industries International, Inc. (Ñ)	17,640	249
Tenneco, Inc. (Æ)(Ñ)	6,800	72
Texas Roadhouse, Inc. Class A (Æ)(Ñ)	25,250	275
Timberland Co. Class A (Æ)	3,800	50
TRW Automotive Holdings Corp. (Æ)(Ñ)	10,200	115
Tuesday Morning Corp. (Æ)(Ñ)	19,200	65
Tween Brands, Inc. (Æ)(Ñ)	1,400	9
United Stationers, Inc. (Æ)(Ñ)	4,500	157
Valassis Communications, Inc. (Æ)	6,200	38
Wabash National Corp. (Ñ)	2,800	2
Wendy’s/Arby’s Group, Inc. (Ñ)	50,000	200

Aggressive Equity Fund	11

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

WESCO International, Inc. (Æ)	4,400	110
Williams-Sonoma, Inc. (Ñ)	25,887	307

		18,283

Consumer Staples - 3.5%
Alberto-Culver Co. Class B (Ñ)	8,541	217
Alliance One International, Inc. (Æ)(Ñ)	91,200	347
Andersons, Inc. (The) (Ñ)	7,600	228
Casey’s General Stores, Inc. (Ñ)	4,400	113
Chiquita Brands International, Inc. (Æ)(Ñ)	11,300	116
Church & Dwight Co., Inc. (Ñ)	9,138	496
Constellation Brands, Inc. Class A (Æ)	3,700	47
Corn Products International, Inc. (Ñ)	10,900	292
Dean Foods Co. (Æ)(Ñ)	16,300	313
Del Monte Foods Co.	83,900	787
Energizer Holdings, Inc. (Æ)(Ñ)	4,801	251
Fresh Del Monte Produce, Inc. (Æ)	15,000	244
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	7,200	31
Imperial Sugar Co. (Ñ)	2,400	29
J&J Snack Foods Corp. (Ñ)	1,900	68
Lancaster Colony Corp. (Ñ)	7,600	335
Nash Finch Co. (Ñ)	3,300	89
Omega Protein Corp. (Æ)	500	2
Pantry, Inc. (The) (Æ)	4,400	73
Sanderson Farms, Inc.	1,500	67
Spartan Stores, Inc. (Ñ)	3,500	43
TreeHouse Foods, Inc. (Æ)(Ñ)	6,325	182
Weis Markets, Inc. (Ñ)	3,300	111
Winn-Dixie Stores, Inc. (Æ)(Ñ)	1,000	12

		4,493

Energy - 5.4%
Alon USA Energy, Inc. (Ñ)	2,800	29
Alpha Natural Resources, Inc. (Æ)(Ñ)	9,053	238
Arena Resources, Inc. (Æ)(Ñ)	12,900	411
ATP Oil & Gas Corp. (Æ)(Ñ)	3,200	22
Atwood Oceanics, Inc. (Æ)(Ñ)	6,123	152
Basic Energy Services, Inc. (Æ)(Ñ)	4,500	31
Berry Petroleum Co. Class A (Ñ)	9,700	180
BJ Services Co. (Ñ)	8,807	120
CARBO Ceramics, Inc. (Ñ)	8,300	284
Cimarex Energy Co. (Ñ)	4,790	136
Clayton Williams Energy, Inc. (Æ)	1,400	26
Complete Production Services, Inc. (Æ)	2,600	17
Continental Resources, Inc. (Æ)(Ñ)	6,380	177
Core Laboratories NV (Ñ)	4,597	401
Dawson Geophysical Co. (Æ)(Ñ)	5,426	162
Delek US Holdings, Inc. (Ñ)	4,400	37
EXCO Resources, Inc. (Æ)(Ñ)	30,513	394
Exterran Holdings, Inc. (Æ)	8,400	135
FMC Technologies, Inc. (Æ)(Ñ)	4,573	172
Geokinetics, Inc. (Æ)(Ñ)	12,496	171
GMX Resources, Inc. (Æ)(Ñ)	1,700	18
Goodrich Petroleum Corp. (Æ)(Ñ)	13,130	323
Gulf Island Fabrication, Inc.	2,200	35
Key Energy Services, Inc. (Æ)	5,000	29
Noble Corp.	6,060	183

	Principal Amount ($) or Shares	Market Value $
Oceaneering International, Inc. (Æ)	9,535	431
Oil States International, Inc. (Æ)(Ñ)	7,100	172
Parker Drilling Co. (Æ)(Ñ)	2,300	10
Patterson-UTI Energy, Inc. (Ñ)	38,155	491
Penn Virginia Corp.	21,200	347
Petroleum Development Corp. (Æ)	4,000	63
Petroquest Energy, Inc. (Æ)(Ñ)	6,300	23
Rosetta Resources, Inc. (Æ)	4,500	39
Rowan Cos., Inc. (Ñ)	7,550	146
RPC, Inc. (Ñ)	13,700	114
SandRidge Energy, Inc. (Æ)(Ñ)	5,700	49
Superior Energy Services, Inc. (Æ)	22,120	382
T-3 Energy Services, Inc. (Æ)	3,300	39
Tesoro Corp. (Ñ)	14,500	185
Union Drilling, Inc. (Æ)(Ñ)	1,300	9
Unit Corp. (Æ)(Ñ)	1,400	39
W&T Offshore, Inc. (Ñ)	17,200	167
Western Refining, Inc. (Æ)(Ñ)	9,700	68
Whiting Petroleum Corp. (Æ)(Ñ)	5,300	186

		6,843

Financial Services - 15.6%
Advance America Cash Advance Centers, Inc.	36,200	160
Affiliated Managers Group, Inc. (Æ)(Ñ)	15,293	890
Allied Capital Corp. (Ñ)	31,900	111
Allied World Assurance Co. Holdings, Ltd.	5,400	220
American Capital Agency Corp. (ö)(Ñ)	2,100	48
American Equity Investment Life Holding Co. (Ñ)	32,900	184
American Financial Group, Inc.	9,800	211
Ameriprise Financial, Inc.	8,064	196
Annaly Capital Management, Inc. (ö)(Ñ)	14,267	216
Anworth Mortgage Asset Corp. (ö)	57,800	417
Apartment Investment & Management Co. Class A (ö)(Ñ)	1	—
Apollo Investment Corp. (Ñ)	26,100	157
Arch Capital Group, Ltd. (Æ)(Ñ)	3,900	228
Ares Capital Corp. (Ñ)	50,179	404
Argo Group International Holdings, Ltd. (Æ)	3,800	107
Arthur J Gallagher & Co. (Ñ)	9,300	198
Aspen Insurance Holdings, Ltd.	6,200	138
Asset Acceptance Capital Corp. (Æ)(Ñ)	200	2
Bancfirst Corp. (Ñ)	1,000	35
Banco Latinoamericano de Exportaciones SA Class E	4,800	60
Bancorpsouth, Inc. (Ñ)	4,200	86
Bank of Hawaii Corp. (Ñ)	700	25
BioMed Realty Trust, Inc. (ö)	5,000	51
BOK Financial Corp. (Ñ)	13,625	513
Brandywine Realty Trust (ö)(Ñ)	28,200	210
Brookline Bancorp, Inc. (Ñ)	14,800	138
Calamos Asset Management, Inc. Class A (Ñ)	20,800	293
CapLease, Inc. (ö)(Ñ)	4,100	11
Capstead Mortgage Corp. (ö)(Ñ)	26,700	339

12	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cash America International, Inc. (Ñ)	7,100	166
CBL & Associates Properties, Inc. (ö)(Ñ)	19,500	105
Cedar Shopping Centers, Inc. (ö)	2,600	12
Central Pacific Financial Corp. (Ñ)	6,500	24
Cigna Corp. (Ñ)	11,101	267
Citizens Republic Bancorp, Inc. (Æ)(Ñ)	20,200	14
City Holding Co. (Ñ)	900	27
Cogdell Spencer, Inc. (ö)	400	2
Cohen & Steers, Inc.	18,700	280
Colonial Properties Trust (ö)(Ñ)	13,900	103
Community Trust Bancorp, Inc. (Ñ)	1,000	27
Crawford & Co. Class B (Æ)(Ñ)	1,600	8
Cullen/Frost Bankers, Inc. (Ñ)	6,860	316
Cybersource Corp. (Æ)(Ñ)	13,893	213
Delphi Financial Group, Inc. Class A	17,035	331
Developers Diversified Realty Corp. (ö)(Ñ)	8,000	39
DiamondRock Hospitality Co. (ö)(Ñ)	18,154	114
Dime Community Bancshares (Ñ)	2,700	25
Duff & Phelps Corp. Class A	3,300	59
Duke Realty Corp. (ö)(Ñ)	23,000	202
DuPont Fabros Technology, Inc. (ö)(Ñ)	32,533	306
EMC Insurance Group, Inc. (Ñ)	900	19
Employers Holdings, Inc. (Ñ)	10,400	141
Endurance Specialty Holdings, Ltd.	5,900	173
Evercore Partners, Inc. Class A (Ñ)	6,200	122
FBL Financial Group, Inc. Class A (Ñ)	1,800	15
FelCor Lodging Trust, Inc. (ö)(Ñ)	11,200	28
Fidelity National Financial, Inc. Class A	14,100	191
First American Corp.	6,100	158
First Community Bancshares, Inc. (Ñ)	400	5
First Financial Bancorp	3,100	23
First Industrial Realty Trust, Inc. (ö)(Ñ)	6,300	27
First Niagara Financial Group, Inc.	29,000	331
First Potomac Realty Trust (ö)	4,400	43
Flushing Financial Corp. (Ñ)	8,200	77
Franklin Street Properties Corp. (ö)(Ñ)	20,208	268
Fulton Financial Corp. (Ñ)	14,500	76
Genworth Financial, Inc. Class A	15,400	108
Global Payments, Inc.	7,874	295
Green Bankshares, Inc. (Ñ)	2,018	9
Hanover Insurance Group, Inc. (The) (Ñ)	3,200	122
Harleysville National Corp.	3,300	15
Hatteras Financial Corp. (ö)(Ñ)	3,600	103
Hercules Technology Growth Capital, Inc.	3,900	33
Hersha Hospitality Trust (ö)(Ñ)	4,400	11
Horace Mann Educators Corp.	20,900	208
Hospitality Properties Trust (ö)	17,700	210
HRPT Properties Trust (ö)(Ñ)	39,400	160
IBERIABANK Corp. (Ñ)	5,100	201
Independent Bank Corp. (Ñ)	3,500	69
Inland Real Estate Corp. (ö)(Ñ)	3,500	24
Invesco, Ltd.	17,718	316
IPC Holdings, Ltd.	4,100	112
iStar Financial, Inc. (ö)(Ñ)	25,000	71
JER Investors Trust, Inc. (Æ)(þ)	1,771	1
Kite Realty Group Trust (ö)(Ñ)	6,700	20
Knight Capital Group, Inc. Class A (Æ)(Ñ)	17,008	290

	Principal Amount ($) or Shares	Market Value $
LaSalle Hotel Properties (ö)(Ñ)	11,900	147
Lazard, Ltd. Class A (Ñ)	9,410	253
Lexington Realty Trust (ö)(Ñ)	21,817	74
Life Partners Holdings, Inc. (Ñ)	300	4
LTC Properties, Inc. (ö)(Ñ)	900	18
Maguire Properties, Inc. (Æ)(ö)(Ñ)	10,500	9
MainSource Financial Group, Inc. (Ñ)	1,100	8
MarketAxess Holdings, Inc. (Æ)	23,417	223
Marshall & Ilsley Corp. (Ñ)	14,000	67
Meadowbrook Insurance Group, Inc.	5,485	36
Medical Properties Trust, Inc. (ö)(Ñ)	9,800	59
Montpelier Re Holdings, Ltd. (Ñ)	3,200	42
Moody’s Corp. (Ñ)	8,516	224
National Financial Partners Corp. (Ñ)	7,400	54
National Penn Bancshares, Inc.	1,800	8
National Retail Properties, Inc. (ö)(Ñ)	100	2
Nelnet, Inc. Class A (Æ)(Ñ)	9,700	132
NewAlliance Bancshares, Inc. (Ñ)	13,100	151
Old National Bancorp (Ñ)	21,400	210
Old Republic International Corp. (Ñ)	15,700	155
OneBeacon Insurance Group, Ltd. Class A	2,800	33
Oriental Financial Group, Inc. (Ñ)	27,607	268
PacWest Bancorp (Ñ)	4,300	57
Parkway Properties, Inc. (ö)(Ñ)	3,400	44
PartnerRe, Ltd. - ADR	3,500	227
PennantPark Investment Corp.	52,680	374
Piper Jaffray Cos. (Æ)(Ñ)	8,987	392
Platinum Underwriters Holdings, Ltd.	6,300	180
PMA Capital Corp. Class A (Æ)	1,700	8
Prosperity Bancshares, Inc. (Ñ)	4,400	131
Provident Financial Services, Inc. (Ñ)	22,300	203
PS Business Parks, Inc. (ö)(Ñ)	2,724	132
RAIT Financial Trust (ö)	8,900	12
Raymond James Financial, Inc. (Ñ)	12,997	224
RenaissanceRe Holdings, Ltd.	500	23
S1 Corp. (Æ)	18,500	128
Sandy Spring Bancorp, Inc. (Ñ)	1,700	25
Santander BanCorp (Æ)(Ñ)	1,900	13
Senior Housing Properties Trust (ö)(Ñ)	6,536	107
StanCorp Financial Group, Inc.	4,800	138
StellarOne Corp. (Ñ)	12,642	164
Sterling Bancorp Ñ)	3,100	26
Sterling Bancshares, Inc. (Ñ)	14,400	91
Sun Bancorp, Inc. (Æ)(Ñ)	1,653	9
Sunstone Hotel Investors, Inc. (ö)	11,499	61
SVB Financial Group (Æ)(Ñ)	12,505	340
SWS Group, Inc.	4,700	66
SY Bancorp, Inc. (Ñ)	900	22
Synovus Financial Corp. (Ñ)	53,200	159
TCF Financial Corp. (Ñ)	11,500	154
Texas Capital Bancshares, Inc. (Æ)(Ñ)	19,042	295
Tower Group, Inc.	14,523	360
U-Store-It Trust (ö)(Ñ)	8,600	42
United America Indemnity, Ltd. Class A (Æ)	3,802	18
United Western Bancorp, Inc.	5,300	50
Universal American Corp. (Æ)(Ñ)	7,500	65

Aggressive Equity Fund	13

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ViewPoint Financial Group (Ñ)	8,400	128
Waddell & Reed Financial, Inc. Class A (Ñ)	6,800	179
Washington Federal, Inc. (Ñ)	12,700	165
WesBanco, Inc. (Ñ)	2,200	32
Western Alliance Bancorp (Æ)	1,000	7
Whitney Holding Corp. (Ñ)	16,670	153
Wintrust Financial Corp. (Ñ)	1,000	16
WSFS Financial Corp. (Ñ)	500	14
Zenith National Insurance Corp. (Ñ)	10,850	236

		19,810

Health Care - 10.0%
Allscripts-Misys Healthcare Solutions, Inc. (Ñ)	10,049	159
Analogic Corp. (Ñ)	4,726	175
Angiodynamics, Inc. (Æ)	1,800	24
athenahealth, Inc. (Æ)(Ñ)	10,940	405
Centene Corp. (Æ)	9,900	198
Cephalon, Inc. (Æ)(Ñ)	3,400	193
Coventry Health Care, Inc. (Æ)	3,400	64
Cynosure, Inc. Class A (Æ)(Ñ)	24,981	191
DaVita, Inc. (Æ)(Ñ)	3,466	171
Dentsply International, Inc. (Ñ)	7,712	235
Edwards Lifesciences Corp. (Æ)(Ñ)	3,157	215
Endo Pharmaceuticals Holdings, Inc. (Æ)(Ñ)	7,000	126
eResearchTechnology, Inc. (Æ)	30,641	190
Gen-Probe, Inc. (Æ)(Ñ)	9,282	399
Gentiva Health Services, Inc. (Æ)(Ñ)	20,717	341
Harvard Bioscience, Inc. (Æ)(Ñ)	49,156	194
Health Net, Inc. (Æ)	7,300	114
Healthspring, Inc. (Æ)(Ñ)	27,100	294
Henry Schein, Inc. (Æ)	1,641	79
HMS Holdings Corp. (Æ)(Ñ)	10,550	430
Humana, Inc. (Æ)	3,500	113
Icon PLC - ADR (Æ)	7,931	171
Idexx Laboratories, Inc. (Æ)(Ñ)	6,567	303
Illumina, Inc. (Æ)(Ñ)	21,435	835
Invacare Corp.	3,800	67
Kindred Healthcare, Inc. (Æ)(Ñ)	17,234	213
King Pharmaceuticals, Inc. (Æ)(Ñ)	73,525	708
Laboratory Corp. of America Holdings (Æ)(Ñ)	4,018	272
Life Technologies Corp. (Æ)(Ñ)	5,998	250
Lincare Holdings, Inc. (Æ)(Ñ)	14,900	351
Magellan Health Services, Inc. (Æ)	5,200	171
MDS, Inc. (Æ)	8,552	46
Medcath Corp. (Æ)	600	7
Mednax, Inc. (Æ)(Ñ)	6,364	268
Molina Healthcare, Inc. (Æ)(Ñ)	5,200	124
Myriad Pharmaceuticals, Inc. (Æ)	376	2
NuVasive, Inc. (Æ)(Ñ)	5,278	235
Odyssey HealthCare, Inc. (Æ)	14,500	149
Omnicare, Inc. (Ñ)	22,700	585
OSI Systems, Inc. (Æ)(Ñ)	16,887	352
Owens & Minor, Inc. (Ñ)	700	31
Par Pharmaceutical Cos., Inc. (Æ)(Ñ)	15,934	241

	Principal Amount ($) or Shares	Market Value $
Parexel International Corp. (Æ)	8,589	124
Patterson Cos., Inc. (Æ)(Ñ)	7,986	173
PerkinElmer, Inc. (Ñ)	16,626	289
PharMerica Corp. (Æ)(Ñ)	5,000	98
Prestige Brands Holdings, Inc. (Æ)(Ñ)	2,800	17
ResMed, Inc. (Æ)(Ñ)	10,568	431
STERIS Corp. (Ñ)	16,181	422
Sun Healthcare Group, Inc. (Æ)	7,600	64
SXC Health Solutions Corp. (Æ)	14,250	362
Universal Health Services, Inc. Class B (Ñ)	3,100	152
Valeant Pharmaceuticals International (Æ)(Ñ)	11,400	293
VCA Antech, Inc. (Æ)(Ñ)	9,168	245
Watson Pharmaceuticals, Inc. Class B (Æ)(Ñ)	11,700	394

		12,755

Materials and Processing - 6.4%
Airgas, Inc. (Ñ)	9,363	380
Albemarle Corp. (Ñ)	10,533	269
Allegheny Technologies, Inc. (Ñ)	3,395	119
Ashland, Inc.	6,000	168
Buckeye Technologies, Inc. (Æ)	8,200	37
Bway Holding Co. (Æ)	8,999	158
Carpenter Technology Corp.	5,500	114
Clearwater Paper Corp. (Æ)(Ñ)	2,900	73
Comfort Systems USA, Inc.	9,800	100
Commercial Metals Co. (Ñ)	15,550	249
Crown Holdings, Inc. (Æ)(Ñ)	2,900	70
Cytec Industries, Inc.	4,800	89
Domtar Corp. (Æ)(Ñ)	4,191	70
Ecolab, Inc. (Ñ)	8,103	316
Encore Wire Corp. (Ñ)	4,600	98
Foster Wheeler AG (Æ)	15,237	362
General Cable Corp. (Æ)	843	32
Gibraltar Industries, Inc. (Ñ)	6,000	41
Glatfelter	4,000	36
Greif, Inc. Class A	3,300	146
Griffon Corp. (Æ)	5,000	42
HB Fuller Co. (Ñ)	3,300	62
IAMGOLD Corp.	13,155	133
Innophos Holdings, Inc.	2,700	46
Intrepid Potash, Inc. (Æ)(Ñ)	6,840	192
Kaydon Corp. (Ñ)	2,500	81
LB Foster Co. Class A (Æ)(Ñ)	1,100	33
Lubrizol Corp.	5,399	255
Mueller Water Products, Inc. Class A (Ñ)	36,000	135
Olin Corp. (Ñ)	11,600	138
OM Group, Inc. (Æ)(Ñ)	12,281	356
Owens-Illinois, Inc. (Æ)	7,900	221
Pactiv Corp. (Æ)(Ñ)	17,400	378
Pan American Silver Corp. (Æ)	3,051	56
PolyOne Corp. (Æ)(Ñ)	3,100	8
Quaker Chemical Corp.	1,000	13
Quanex Building Products Corp.	13,600	153
Rock-Tenn Co. Class A	9,600	366
RPM International, Inc.	16,500	232

14	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Schnitzer Steel Industries, Inc. Class A (Ñ)	5,830	308
Schulman A, Inc.	12,900	195
Schweitzer-Mauduit International, Inc. (Ñ)	2,700	74
Silgan Holdings, Inc.	4,100	201
Sims Metal Management, Ltd. - ADR	12,815	264
Sonoco Products Co.	7,700	184
Spartech Corp.	2,400	22
Steel Dynamics, Inc. (Ñ)	32,796	483
Symyx Technologies (Æ)	2,500	15
Thompson Creek Metals Co., Inc. (Æ)(Ñ)	15,952	163
Timken Co.	12,400	212
Titanium Metals Corp. (Ñ)	16,464	151
Universal Forest Products, Inc. (Ñ)	3,100	103
US Concrete, Inc. (Æ)(Ñ)	4,200	8
Wausau Paper Corp.	1,600	11

		8,221

Producer Durables - 14.6%
Administaff, Inc. (Ñ)	4,700	109
AGCO Corp. (Æ)(Ñ)	8,800	256
Alaska Air Group, Inc. (Æ)(Ñ)	2,800	51
Albany International Corp. Class A (Ñ)	4,200	48
Alexander & Baldwin, Inc. (Ñ)	16,115	378
AM Castle & Co. (Ñ)	1,308	16
American Commercial Lines, Inc. (Æ)(Ñ)	1,300	20
American Railcar Industries, Inc. (Ñ)	1,900	16
AO Smith Corp. (Ñ)	4,400	143
APAC Customer Services, Inc. (Æ)(Ñ)	18,431	95
Argon ST, Inc. (Æ)	4,300	88
Arkansas Best Corp. (Ñ)	15,113	398
Astec Industries, Inc. (Æ)(Ñ)	4,011	119
Atlas Air Worldwide Holdings, Inc. (Æ)	2,500	58
Baldor Electric Co. (Ñ)	12,500	297
BE Aerospace, Inc. (Æ)(Ñ)	26,834	385
Bucyrus International, Inc. Class A	19,760	564
Celadon Group, Inc. (Æ)	1,000	8
Columbus McKinnon Corp. (Æ)	2,600	33
Copart, Inc. (Æ)(Ñ)	15,616	541
Corporate Executive Board Co. (The) (Ñ)	9,700	201
Crane Co.	2,800	63
Cubic Corp.	7,800	279
Curtiss-Wright Corp. (Ñ)	8,800	262
Deluxe Corp.	15,900	204
Ducommun, Inc. (Ñ)	1,900	36
DXP Enterprises, Inc. (Æ)(Ñ)	1,000	12
Eagle Bulk Shipping, Inc. (Ñ)	13,700	64
Electro Rent Corp.	30,427	289
EMCOR Group, Inc. (Æ)	5,300	107
EnerSys (Æ)(Ñ)	14,940	272
Ennis, Inc. (Ñ)	600	8
EnPro Industries, Inc. (Æ)(Ñ)	3,000	54
Flowserve Corp.	3,700	258
Forward Air Corp. (Ñ)	12,600	269
Franklin Electric Co., Inc. (Ñ)	7,200	187
FreightCar America, Inc. (Ñ)	2,000	34
FTI Consulting, Inc. (Æ)(Ñ)	7,637	387
Gardner Denver, Inc. (Æ)	8,200	206

	Principal Amount ($) or Shares	Market Value $
Genesee & Wyoming, Inc. Class A (Æ)(Ñ)	6,307	167
Geo Group, Inc. (The) (Æ)	12,718	236
Global Sources, Ltd. (Æ)(Ñ)	1,300	9
Goodrich Corp.	3,267	163
Gulfmark Offshore, Inc. (Æ)	900	25
H&E Equipment Services, Inc. (Æ)(Ñ)	3,200	30
Heidrick & Struggles International, Inc. (Ñ)	2,300	42
Herman Miller, Inc.	1,100	17
Hewitt Associates, Inc. Class A (Æ)(Ñ)	14,200	423
IDEX Corp.	7,200	177
Insituform Technologies, Inc. Class A (Æ)(Ñ)	12,712	216
Jacobs Engineering Group, Inc. (Æ)	8,184	344
Joy Global, Inc. (Ñ)	3,339	119
Kaman Corp. Class A (Ñ)	13,200	220
KBR, Inc. (Ñ)	20,874	385
Kennametal, Inc. (Ñ)	7,200	138
Kforce, Inc. (Æ)	3,300	27
Kimball International, Inc. Class B (Ñ)	16,492	103
Kirby Corp. (Æ)(Ñ)	5,548	176
Knight Transportation, Inc. (Ñ)	13,570	225
Layne Christensen Co. (Æ)(Ñ)	8,139	166
Lexmark International, Inc. Class A (Æ)(Ñ)	13,400	212
LTX-Credence Corp. (Æ)(Ñ)	1,732	1
Manitowoc Co., Inc. (The) (Ñ)	16,800	88
McDermott International, Inc. (Æ)	27,270	554
MPS Group, Inc. (Æ)	2,800	21
MTS Systems Corp.	100	2
NACCO Industries, Inc. Class A (Ñ)	3,329	96
Nalco Holding Co.	10,447	176
National Instruments Corp. (Ñ)	8,100	183
Navios Maritime Holdings, Inc. (Ñ)	43,000	182
Navistar International Corp. (Æ)	9,000	392
Nice Systems, Ltd. - ADR (Æ)	19,922	460
Old Dominion Freight Line, Inc. (Æ)	4,557	153
Pacer International, Inc.	5,400	12
PHH Corp. (Æ)(Ñ)	19,462	354
PHI, Inc. (Æ)(Ñ)	14,921	256
Quanta Services, Inc. (Æ)(Ñ)	7,790	180
Republic Airways Holdings, Inc. (Æ)	2,000	13
Republic Services, Inc. Class A	10,054	245
Robbins & Myers, Inc. (Ñ)	14,567	280
RR Donnelley & Sons Co.	6,500	76
Ryder System, Inc. (Ñ)	10,600	296
Sauer-Danfoss, Inc.	4,700	29
Shaw Group, Inc. (The) (Æ)	6,600	181
Skywest, Inc.	8,200	84
Southwest Airlines Co. (Ñ)	15,738	106
Spherion Corp. (Æ)	3,900	16
Standard Register Co. (The) (Ñ)	2,100	7
Steelcase, Inc. Class A (Ñ)	9,100	53
Stericycle, Inc. (Æ)(Ñ)	9,589	494
Teekay Corp. (Ñ)	11,600	244
Teleflex, Inc.	6,740	302
Trinity Industries, Inc. (Ñ)	14,600	199
Triumph Group, Inc. (Ñ)	8,370	335
Tutor Perini Corp. (Æ)(Ñ)	8,600	149

Aggressive Equity Fund	15

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

URS Corp. (Æ)	22,241	1,101
Viad Corp.	1,900	33
Wabtec Corp. (Ñ)	9,611	309
Waste Connections, Inc. (Æ)(Ñ)	13,344	346
Werner Enterprises, Inc. (Ñ)	4,500	82
YRC Worldwide, Inc. (Æ)(Ñ)	11,800	20

		18,545

Technology - 18.0%
3Com Corp. (Æ)	125,500	591
ACI Worldwide, Inc. (Æ)(Ñ)	12,500	174
Acxiom Corp.	16,522	146
Adaptec, Inc. (Æ)	117,064	310
Advanced Analogic Technologies, Inc. (Æ)	31,900	146
Affiliated Computer Services, Inc. Class A (Æ)	14,646	651
Akamai Technologies, Inc. (Æ)(Ñ)	8,200	157
Amkor Technology, Inc. (Æ)(Ñ)	21,300	101
Amphenol Corp. Class A	17,513	554
Ansys, Inc. (Æ)(Ñ)	14,088	439
Ariba, Inc. (Æ)(Ñ)	26,580	262
Arris Group, Inc. (Æ)	7,000	85
Art Technology Group, Inc. (Æ)	53,408	203
Atmel Corp. (Æ)(Ñ)	28,500	106
Avnet, Inc. (Æ)	6,500	137
AVX Corp. (Ñ)	22,800	226
Benchmark Electronics, Inc. (Æ)	14,151	204
Broadcom Corp. Class A (Æ)(Ñ)	17,617	437
Brocade Communications Systems, Inc. (Æ)	23,785	186
Brooks Automation, Inc. (Æ)	3,000	13
Celestica, Inc. (Æ)(Ñ)	21,150	144
Ciber, Inc. (Æ)(Ñ)	43,800	136
Cognex Corp.	21,600	305
Cogo Group, Inc. (Æ)(Ñ)	14,600	87
Cohu, Inc. (Ñ)	17,050	153
CommScope, Inc. (Æ)(Ñ)	6,877	181
Compuware Corp. (Æ)	34,700	238
COMSYS IT Partners, Inc. (Æ)	100	1
Concur Technologies, Inc. (Æ)(Ñ)	14,840	461
Cray, Inc. (Æ)	1,400	11
CTS Corp.	4,700	31
Digital River, Inc. (Æ)(Ñ)	8,897	323
DSP Group, Inc. (Æ)(Ñ)	1,700	11
Earthlink, Inc. (Æ)(Ñ)	53,600	397
Electro Scientific Industries, Inc. (Æ)(Ñ)	39,170	438
Electronic Arts, Inc. (Æ)	14,595	317
Equinix, Inc. (Æ)(Ñ)	11,424	831
Exar Corp. (Æ)(Ñ)	1,800	13
Fairchild Semiconductor International, Inc. Class A (Æ)	3,200	22
Flextronics International, Ltd. (Æ)(Ñ)	81,875	336
Harris Stratex Networks, Inc. Class A (Æ)	6,000	39
Hittite Microwave Corp. (Æ)(Ñ)	8,326	289
Imation Corp.	4,000	30
Informatica Corp. (Æ)(Ñ)	10,820	186
Infospace, Inc. (Æ)	3,700	25
Ingram Micro, Inc. Class A (Æ)	21,200	371
Integrated Device Technology, Inc. (Æ)	14,647	88

	Principal Amount ($) or Shares	Market Value $
Internap Network Services Corp. (Æ)(Ñ)	3,600	13
International Rectifier Corp. (Æ)(Ñ)	22,333	331
Intersil Corp. Class A (Ñ)	20,273	255
Jabil Circuit, Inc.	48,200	358
Lam Research Corp. (Æ)(Ñ)	11,329	295
Macrovision Solutions Corp. (Æ)(Ñ)	24,780	540
MasTec, Inc. (Æ)(Ñ)	8,600	101
Micrel, Inc. (Ñ)	21,190	155
Microchip Technology, Inc. (Ñ)	12,947	292
Micros Systems, Inc. (Æ)(Ñ)	15,398	390
Monolithic Power Systems, Inc. (Æ)(Ñ)	20,729	465
Ness Technologies, Inc. (Æ)	2,700	11
Netlogic Microsystems, Inc. (Æ)	7,467	272
Netscout Systems, Inc. (Æ)	15,647	147
Newport Corp. (Æ)(Ñ)	2,300	13
Novatel Wireless, Inc. (Æ)(Ñ)	4,500	41
Novell, Inc. (Æ)	35,900	163
Nuance Communications, Inc. (Æ)(Ñ)	13,588	164
Nvidia Corp. (Æ)(Ñ)	57,925	654
Omnivision Technologies, Inc. (Æ)(Ñ)	5,400	56
Oplink Communications, Inc. (Æ)	12,297	140
Pegasystems, Inc. (Ñ)	17,751	468
Perot Systems Corp. Class A (Æ)(Ñ)	3,700	53
Photronics, Inc. (Æ)	33,400	135
QLogic Corp. (Æ)	10,413	132
Red Hat, Inc. (Æ)	6,800	137
SAIC, Inc. (Æ)	16,717	310
Salesforce.com, Inc. (Æ)(Ñ)	4,510	172
Sanmina-SCI Corp. (Æ)	90,700	40
SBA Communications Corp. Class A (Æ)(Ñ)	9,009	221
Seagate Technology	22,337	234
Silicon Image, Inc. (Æ)	8,300	19
Siliconware Precision Industries Co. - ADR (Ñ)	26,265	163
Skyworks Solutions, Inc. (Æ)(Ñ)	40,800	399
Solera Holdings, Inc. (Æ)	10,920	277
Starent Networks Corp. (Æ)(Ñ)	12,520	306
Sybase, Inc. (Æ)(Ñ)	10,600	332
Syniverse Holdings, Inc. (Æ)(Ñ)	13,530	217
SYNNEX Corp. (Æ)(Ñ)	13,600	340
Synopsys, Inc. (Æ)	8,000	156
Technitrol, Inc.	6,400	41
Tellabs, Inc. (Æ)	42,800	245
TIBCO Software, Inc. (Æ)	39,700	285
Tier Technologies, Inc. Class B (Æ)(Å)	50,456	387
Trimble Navigation, Ltd. (Æ)(Ñ)	5,649	111
TTM Technologies, Inc. (Æ)(Ñ)	5,100	41
United Online, Inc.	24,200	158
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	13,222	317
Verint Systems, Inc. (Æ)	5,209	54
Vishay Intertechnology, Inc. (Æ)(Ñ)	91,237	619
Western Digital Corp. (Æ)	9,200	244
White Electronic Designs Corp. (Æ)(Å)	91,502	424
Zoran Corp. (Æ)	35,200	384

		22,869

16	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Utilities - 4.5%
AGL Resources, Inc.	5,800	184
Alliant Energy Corp.	5,700	149
Atmos Energy Corp.	23,800	596
Avista Corp. (Ñ)	12,236	218
Black Hills Corp. (Ñ)	9,600	221
California Water Service Group (Ñ)	3,900	144
CenturyTel, Inc. (Ñ)	8,700	267
El Paso Electric Co. (Æ)	3,800	53
Hawaiian Electric Industries, Inc. (Ñ)	2,400	46
Idacorp, Inc. (Ñ)	7,902	207
Integrys Energy Group, Inc. (Ñ)	3,700	111
j2 Global Communications, Inc. (Æ)(Ñ)	8,261	186
Laclede Group, Inc. (The)	6,000	199
Leap Wireless International, Inc. (Æ)(Ñ)	4,842	159
Millicom International Cellular SA (Æ)(Ñ)	3,721	209
Mirant Corp. (Æ)(Ñ)	16,100	253
New Jersey Resources Corp. (Ñ)	11,950	443
Nicor, Inc. (Ñ)	4,400	152
Northwest Natural Gas Co. (Ñ)	800	36
NorthWestern Corp.	5,400	123
Pepco Holdings, Inc.	2,500	34
Pinnacle West Capital Corp.	3,100	94
Portland General Electric Co. (Ñ)	8,800	171
RRI Energy, Inc. (Æ)(Ñ)	4,000	20
Southwest Gas Corp.	15,627	347
Southwest Water Co.	1,300	7
TECO Energy, Inc. (Ñ)	7,600	91
UGI Corp.	32,700	834
UIL Holdings Corp.	1,700	38
US Cellular Corp. (Æ)	2,300	88
USA Mobility, Inc. (Ñ)	3,400	43

		5,723

Total Common Stocks (cost $117,947)		117,542

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 8.0%
Russell Investment Company Russell Money Market Fund (£)	8,357,000	8,357
State Street Euro Commercial Paper (ç)(ž) 0.010% due 07/01/09	1,800	1,800

Total Short-Term Investments (cost $10,157)		10,157

Other Securities - 42.3%
State Street Securities Lending Quality Trust (×)	54,937,562	53,732

Total Other Securities (cost $54,938)		53,732

Total Investments - 142.7% (identified cost $183,042)		181,431

Other Assets and Liabilities, Net - (42.7%)		(54,303)

Net Assets - 100.0%		127,128

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	17

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	190	USD	9,637	09/09	(274)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(274)

18	Aggressive Equity Fund

See accompanying notes which are an integral part of the financial statements.

Russell Investment Funds

Aggressive Equity Fund

Presentation of Portfolio Holdings — June 30, 2009 (Unaudited)

Portfolio Summary	Market Value $ Level 1	Market Value $ Level 2	Market Value $ Level 3	Total	% of Net Assets

Consumer Discretionary	$18,282,709	$—	$—	$18,282,709	14.4
Consumer Staples	4,493,206	—	—	4,493,206	3.5
Energy	6,842,600	—	—	6,842,600	5.4
Financial Services	19,810,361	—	620	19,810,981	15.6
Health Care	12,753,809	—	—	12,753,809	10.0
Materials and Processing	8,221,148	—	—	8,221,148	6.4
Producer Durables	18,545,608	—	—	18,545,608	14.6
Technology	22,869,093	—	—	22,869,093	18.0
Utilities	5,722,664	—	—	5,722,664	4.5
Short Term Investments	8,357,000	1,800,000	—	10,157,000	8.0
Other Securities	—	53,731,872	—	53,731,872	42.3

Total Investments	125,898,198	55,531,872	620	181,430,690	142.7

Other Assets and Liabilities, Net					(42.7)

					100.0

Futures Contracts	(274,374)	—	—	(274,374)	(0.2)

Total Other Financial Instruments**	(274,374)	—	—	(274,374)

Total	$125,623,824	$55,531,872	$620	$181,156,316

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	19

Russell Investment Funds

Non-U.S. Fund

Shareholder Expense Example — June 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2009	$1,000.00	$1,000.00
Ending Account Value
June 30, 2009	$1,048.80	$1,019.44
Expenses Paid During Period*	$5.49	$5.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.08% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

20	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 88.8%
Australia - 1.1%
ABC Learning Centres, Ltd. (Æ)	5,058	2
Allco Finance Group, Ltd. (Æ)	99,445	12
CSL, Ltd.	59,552	1,539
National Australia Bank, Ltd.	21,089	380
Newcrest Mining, Ltd.	34,490	845
QBE Insurance Group, Ltd. (Ñ)	14,489	231
Transpacific Industries Group, Ltd.	10,659	15

		3,024

Austria - 0.1%
Erste Group Bank AG	12,382	336

Belgium - 0.8%
Anheuser-Busch InBev NV	57,663	2,088

Bermuda - 1.1%
Esprit Holdings, Ltd.	122,800	684
Jardine Matheson Holdings, Ltd.	62,100	1,699
Li & Fung, Ltd.	240,000	641

		3,024

Brazil - 1.6%
Gafisa SA	64,900	543
Itau Unibanco Holding SA - ADR	75,900	1,202
Petroleo Brasileiro SA - ADR	41,000	1,680
Vale SA Class B	51,000	899

		4,324

Canada - 2.0%
Canadian National Railway Co.	31,190	1,340
EnCana Corp.	13,017	645
Inmet Mining Corp.	18,800	690
Potash Corp. of Saskatchewan, Inc.	14,519	1,351
Suncor Energy, Inc.	23,629	719
Yamana Gold, Inc. (Ñ)	58,080	513

		5,258

China - 0.4%
Industrial & Commercial Bank of China	1,545,000	1,073

Czech Republic - 0.1%
Komercni Banka AS	2,564	354

Denmark - 1.0%
Vestas Wind Systems A/S (Æ)	37,510	2,697

Finland - 0.8%
Nokia OYJ	73,053	1,066
Pohjola Bank PLC Class A	124,000	992

		2,058

France - 10.9%
Accor SA	13,809	549
Air France-KLM	46,400	595

	Principal Amount ($) or Shares	Market Value $
Air Liquide SA (Ñ)	12,167	1,114
Alstom SA	13,459	797
AXA SA (Ñ)	72,918	1,379
BNP Paribas	21,515	1,396
Carrefour SA	35,470	1,517
Danone	12,868	636
GDF Suez	38,599	1,442
L’Oreal SA	9,657	723
Legrand SA	39,689	867
LVMH Moet Hennessy Louis Vuitton SA	28,372	2,172
Pernod-Ricard SA (Ñ)	15,494	978
Rallye SA	37,900	1,005
Sanofi-Aventis SA	48,424	2,848
Schneider Electric SA	24,532	1,876
SCOR SE	34,200	702
Thales SA	23,551	1,054
Total SA	48,923	2,650
UBISOFT Entertainment (Æ)	80,100	1,958
Vivendi (Ñ)	118,305	2,834

		29,092

Germany - 6.9%
Adidas AG	21,780	830
Allianz SE	7,361	681
BASF SE (Ñ)	6,674	266
Bayer AG	26,004	1,396
Bayerische Motoren Werke AG	15,198	574
Beiersdorf AG (Ñ)	6,960	328
Daimler AG	19,905	720
Deutsche Boerse AG (Ñ)	8,130	632
Deutsche Telekom AG	80,100	947
E.ON AG	49,324	1,751
Hochtief AG	6,192	313
Linde AG	23,730	1,951
MAN SE	14,100	867
Merck KGaA	12,630	1,288
Metro AG	11,087	530
MTU Aero Engines Holding AG	32,100	1,172
Muenchener Rueckversicherungs AG	4,100	555
SAP AG	38,600	1,556
Siemens AG	12,499	865
Symrise AG (Ñ)	78,667	1,164

		18,386

Hong Kong - 2.0%
Cheung Kong Holdings, Ltd.	159,310	1,826
CNOOC, Ltd.	900,000	1,108
Denway Motors, Ltd.	2,190,000	872
Hang Lung Properties, Ltd. - ADR	86,000	284
Industrial & Commercial Bank of China Asia, Ltd.	710,000	1,281

		5,371

India - 0.7%
ICICI Bank, Ltd. - ADR	29,915	882
Infosys Technologies, Ltd. - ADR (Ñ)	25,740	947

		1,829

Non-U.S. Fund	21

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Indonesia - 0.0%
Telekomunikasi Indonesia Tbk PT - ADR	1,750	52

Ireland - 0.4%
Covidien PLC	17,060	639
CRH PLC	14,865	341

		980

Israel - 0.6%
Teva Pharmaceutical Industries, Ltd. - ADR	30,666	1,513

Italy - 4.0%
Ansaldo STS SpA (Ñ)	18,758	346
ENI SpA	90,139	2,138
Finmeccanica SpA (Ñ)	84,200	1,188
Intesa Sanpaolo SpA (Æ)	136,285	442
Lottomatica SpA	55,500	1,072
Parmalat SpA	633,400	1,531
Snam Rete Gas SpA	259,700	1,142
Telecom Italia SpA	410,900	569
UniCredit SpA (Æ)	546,400	1,400
Unione di Banche Italiane SCPA	69,800	911

		10,739

Japan - 13.9%
Aeon Credit Service Co., Ltd.	35,900	467
Amada Co., Ltd.	123,000	760
Bank of Yokohama, Ltd. (The)	149,776	798
Canon, Inc.	101,830	3,314
Daikin Industries, Ltd.	19,400	620
Daiwa Securities Group, Inc.	226,750	1,340
Fanuc, Ltd.	17,780	1,419
Hirose Electric Co., Ltd. (Ñ)	3,900	415
Honda Motor Co., Ltd.	19,500	534
Hoya Corp.	60,300	1,207
Inpex Holdings, Inc.	156	1,243
Joyo Bank, Ltd. (The)	167,980	854
Kao Corp.	45,000	981
Keyence Corp.	3,516	716
Konica Minolta Holdings, Inc.	20,500	213
Kose Corp. (Ñ)	52,750	1,112
Lawson, Inc.	7,200	316
Marubeni Corp.	280,000	1,237
MID Reit, Inc. Class A (ö)(Ñ)	160	357
Mitsubishi Chemical Holdings Corp.	201,500	850
Mitsubishi Corp.	19,639	361
Mitsubishi UFJ Financial Group, Inc.	48,152	296
Mitsui Sumitomo Insurance Group Holdings, Inc.	24,730	645
Mizuho Financial Group, Inc.	592,800	1,379
Mori Seiki Co., Ltd.	62,400	646
Nintendo Co., Ltd.	2,600	715
Nippon Telegraph & Telephone Corp.	23,200	944
Nipponkoa Insurance Co., Ltd.	202,260	1,173
Nomura Holdings, Inc. (Ñ)	115,728	970
Nomura Research Institute, Ltd.	62,645	1,390
Secom Co., Ltd.	9,800	397

	Principal Amount ($) or Shares	Market Value $
Seven & I Holdings Co., Ltd.	40,100	941
Shin-Etsu Chemical Co., Ltd.	11,700	540
SMC Corp.	6,758	724
Sugi Holdings Co., Ltd. - GDR (Ñ)	39,759	818
Sumitomo Metal Mining Co., Ltd.	49,950	702
Sumitomo Realty & Development Co., Ltd.	33,000	600
Sumitomo Trust & Banking Co., Ltd. (The)	105,093	566
Suzuki Motor Corp.	51,749	1,157
Takeda Pharmaceutical Co., Ltd.	37,600	1,461
THK Co., Ltd.	26,010	388
Tokyo Electron, Ltd.	6,000	288
Toshiba TEC Corp. (Ñ)	273,779	1,109
United Urban Investment Corp. (ö)	70	300

		37,263

Luxembourg - 0.4%
ArcelorMittal	29,200	959

Malaysia - 0.2%
Sime Darby Berhad	266,956	526

Mexico - 0.9%
America Movil SAB de CV Series L (Ñ)	12,860	498
Cemex SAB de CV - ADR (Æ)	193,908	1,811
Grupo Modelo SAB de CV (Æ)(Ñ)	65,000	231

		2,540

Netherlands - 3.0%
ASML Holding NV	57,188	1,240
Heineken NV (Ñ)	103,848	3,858
Nutreco Holding NV	23,500	917
TNT NV	51,210	998
Wolters Kluwer NV (Ñ)	59,540	1,042

		8,055

Norway - 1.7%
Cermaq ASA (Æ)	101,000	809
DNB NOR ASA (Æ)	105,500	808
StatoilHydro ASA	150,062	2,964

		4,581

Portugal - 0.2%
Energias de Portugal SA	134,542	528

Singapore - 2.4%
CapitaLand, Ltd.	464,000	1,179
DBS Group Holdings, Ltd.	175,980	1,428
Jardine Cycle & Carriage, Ltd.	119,000	1,575
Singapore Airlines, Ltd.	36,000	330
Singapore Telecommunications, Ltd. (Ñ)	427,000	881
United Overseas Bank, Ltd. (Ñ)	99,000	1,000

		6,393

South Africa - 0.3%
Gold Fields, Ltd. - ADR (Ñ)	35,020	422
MTN Group, Ltd.	31,370	482

		904

22	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

South Korea - 0.7%
Hyundai Motor Co.	5,365	311
KB Financial Group, Inc. - ADR	7,428	248
Samsung Electronics Co., Ltd.	3,028	1,402

		1,961

Spain - 2.3%
Banco Bilbao Vizcaya Argentaria SA	76,334	962
Banco Santander SA	156,900	1,893
Gamesa Corp. Tecnologica SA	68,463	1,300
Telefonica SA	86,764	1,967

		6,122

Sweden - 1.1%
Hennes & Mauritz AB Series B Class B	6,052	302
Telefonaktiebolaget LM Ericsson Class B	281,516	2,754

		3,056

Switzerland - 8.9%
ABB, Ltd. (Æ)	38,200	601
Actelion, Ltd. (Æ)	20,229	1,061
Compagnie Financiere Richemont SA Class A (Ñ)	44,653	930
Credit Suisse Group AG	54,615	2,493
Georg Fischer AG (Æ)	3,000	514
Givaudan SA	1,926	1,180
Helvetia Holding AG	4,100	1,088
Julius Baer Holding AG	43,526	1,697
Lonza Group AG	15,210	1,511
Nestle SA	148,691	5,612
Novartis AG	11,575	470
Roche Holding AG	20,192	2,747
Sonova Holding AG	6,138	500
Swiss Reinsurance	10,869	360
Transocean, Ltd. (Æ)	27,530	2,045
UBS AG (Æ)	25,567	313
Zurich Financial Services AG	4,600	814

		23,936

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	434,870	722
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Ñ)	348,357	3,278

		4,000

Thailand - 0.2%
Bangkok Bank PCL	153,979	502

United Kingdom - 15.1%
Anglo American PLC	64,140	1,872
Antofagasta PLC (Ñ)	89,520	869
BAE Systems PLC	66,579	372
BG Group PLC	30,818	518
BHP Billiton PLC	16,093	363
BP PLC	226,937	1,796

	Principal Amount ($) or Shares	Market Value $
BP PLC - ADR (Ñ)	29,270	1,395
Brit Insurance Holdings PLC	216,400	675
Burberry Group PLC	74,740	522
Cadbury PLC	128,981	1,102
Dairy Crest Group PLC	138,600	733
Diageo PLC	194,060	2,787
Experian PLC	182,535	1,368
GlaxoSmithKline PLC	111,566	1,965
HSBC Holdings PLC	340,195	2,824
Imperial Tobacco Group PLC	63,300	1,646
Ladbrokes PLC	122,525	373
Lloyds Banking Group PLC	512	1
Reckitt Benckiser Group PLC	67,257	3,065
Royal Dutch Shell PLC Class A	101,585	2,539
Sage Group PLC (The)	406,600	1,194
Scottish & Southern Energy PLC	43,229	812
Smiths Group PLC	54,675	633
Spectris PLC	85,400	776
Standard Chartered PLC (Ñ)	71,389	1,344
Tesco PLC	195,389	1,139
Vodafone Group PLC	1,782,696	3,446
Vodafone Group PLC - ADR (Ñ)	76,350	1,488
William Hill PLC (Ñ)	195,297	636
WPP PLC (Ñ)	319,600	2,126

		40,379

United States - 1.5%
NII Holdings, Inc. (Æ)(Ñ)	14,600	279
Philip Morris International, Inc.	61,490	2,682
Synthes, Inc. (Æ)	11,466	1,110

		4,071

Total Common Stocks (cost $269,349)		237,974

Preferred Stocks - 0.4%
Germany - 0.4%
Henkel AG & Co. KGaA	37,917	1,185

Total Preferred Stocks (cost $1,902)		1,185

Warrants & Rights - 0.0%
Australia - 0.0%
Mirvac Group (Æ) 2009 Rights	6	—

Belgium - 0.0%
Fortis (Æ) 2014 Rights	10	—

Italy - 0.0%
Unione di Banche Italiane SCPA (Æ) 2009 Rights	70	5

Total Warrants & Rights (cost $—)		5

Non-U.S. Fund	23

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 9.3%
United States - 9.3%
Russell Investment Company Russell Money Market Fund (£)	20,801,000	20,801
State Street Euro Commercial Paper (ç)(ž)
0.010% due 07/01/09	4,200	4,200

Total Short-Term Investments (cost $25,001)		25,001

Other Securities - 6.6%
State Street Securities Lending Quality Trust (×)	18,013,672	17,618

Total Other Securities (cost $18,014)		17,618

Total Investments - 105.1% (identified cost $314,266)		281,783

Other Assets and Liabilities, Net - (5.1%)		(13,823)

Net Assets - 100.0%		267,960

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

24	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
CAC-40 Index (France)	80	EUR	2,585	07/09	(106)
DAX Index (Germany)	14	EUR	1,718	09/09	(43)
EUR STOXX 50 Index (EMU)	186	EUR	4,545	09/09	(117)
FTSE-100 Index (UK)	82	GBP	3,546	09/09	(140)
TOPIX Index (Japan)	102	JPY	937,308	09/09	54

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(352)

Non-U.S. Fund	25

See accompanying notes which are an integral part of the financial statements.

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	21	CHF	23	07/01/09	—
USD	24	CHF	26	07/02/09	—
USD	55	EUR	39	07/01/09	—
USD	143	EUR	101	07/01/09	(1)
USD	35	EUR	25	07/02/09	—
USD	131	EUR	93	07/02/09	—
USD	134	EUR	96	07/03/09	—
USD	2,025	EUR	1,445	09/16/09	2
USD	2,025	EUR	1,445	09/16/09	2
USD	2,025	EUR	1,445	09/16/09	2
USD	2,025	EUR	1,445	09/16/09	1
USD	2,025	EUR	1,445	09/16/09	2
USD	2,025	EUR	1,445	09/16/09	2
USD	3,196	EUR	2,300	09/16/09	31
USD	321	GBP	200	09/16/09	8
USD	1,041	GBP	633	09/16/09	(1)
USD	1,041	GBP	633	09/16/09	—
USD	1,041	GBP	633	09/16/09	(1)
USD	1,041	GBP	633	09/16/09	—
USD	1,041	GBP	633	09/16/09	—
USD	1,041	GBP	633	09/16/09	—
USD	1,205	GBP	750	09/16/09	29
USD	36	HKD	278	07/02/09	—
USD	48	HKD	371	07/02/09	—
USD	18	JPY	1,703	07/01/09	—

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	18	JPY	1,732	07/02/09	—
USD	1,571	JPY	154,167	09/16/09	30
USD	1,571	JPY	154,167	09/16/09	30
USD	1,571	JPY	154,167	09/16/09	30
USD	1,572	JPY	154,167	09/16/09	30
USD	1,572	JPY	154,167	09/16/09	30
USD	1,572	JPY	154,167	09/16/09	30
USD	2,236	JPY	220,000	09/16/09	49
USD	58	SGD	84	07/02/09	—
USD	72	SGD	104	07/02/09	—
CHF	50	USD	46	07/01/09	—
EUR	100	USD	141	09/16/09	—
EUR	300	USD	425	09/16/09	4
EUR	700	USD	979	09/16/09	(3)
EUR	1,700	USD	2,377	09/16/09	(8)
GBP	100	USD	164	09/16/09	—
GBP	150	USD	243	09/16/09	(4)
GBP	200	USD	328	09/16/09	(1)
GBP	700	USD	1,150	09/16/09	(1)
JPY	15,000	USD	156	09/16/09	—
JPY	30,000	USD	313	09/16/09	1
JPY	40,000	USD	420	09/16/09	4
JPY	200,000	USD	2,035	09/16/09	(43)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					254

Amounts unrounded
Industry Diversification	Market Value $ Level 1	Market Value $ Level 2	Market Value $ Level 3	Total	% of Net Assets

Consumer Discretionary	$—	$29,085,242	$2,201	$29,087,443	10.9
Consumer Staples	2,912,809	30,950,987	—	33,863,796	12.6
Energy	7,929,307	13,512,266	—	21,441,573	8.0
Financial Services	23,132,416	45,857,086	11,219	69,000,721	18.0
Health Care	2,151,787	13,448,751	14,977	15,615,515	5.8
Materials and Processing	5,686,317	22,886,910	—	28,573,227	10.6
Producer Durables	1,882,771	29,663,981	—	31,546,752	11.8
Technology	4,224,757	9,378,586	—	13,603,343	5.1
Utilities	2,316,888	14,910,743	—	17,227,631	6.4
Warrents & Rights	4,769	—	—	4,769	— *
Short Term Investments	—	4,200,000	—	4,200,000	9.3
Other Securities	—	17,618,334	—	17,618,334	6.6

Total Investments	50,241,821	231,512,886	28,397	281,783,104	105.1

Other Assets and Liabilities, Net					(5.1)

					100.0

Foreign Currency	(1,547)	255,661	—	254,114	0.1
Futures Contracts	(352,121)	—	—	(352,121)	(0.1)

Total Other Financial Instruments**	(353,668)	255,661	—	(98,007)

Total	$49,888,153	$231,768,547	$28,397	$281,685,097

*	Less than .05% of net assets.

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

See accompanying notes which are an integral part of the financial statements.

26	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands

Geographic Diversification	% of Net Assets	Market Value $

Africa	0.3	904
Asia	9.2	24,731
Europe	43.0	115,157
Japan	13.9	37,263
Latin America	3.6	9,888
Middle East	0.6	1,513
Other Regions	12.8	34,330
United Kingdom	15.1	40,379
Other Securities	6.6	17,618

Total Investments	105.1	281,783
Other Assets and Liabilities, Net	(5.1)	(13,823)

Net Assets	100.0	267,960

Presentation of Portfolio Holdings — June 30, 2009 (Unaudited)

Categories	% of Net Assets

Australia	1.1
Austria	0.1
Belgium	0.8
Bermuda	1.1
Brazil	1.6
Canada	2.0
China	0.4
Czech Republic	0.1
Denmark	1.0
Finland	0.8
France	10.9
Germany	6.9
Hong Kong	2.0
India	0.7
Indonesia	—	*
Ireland	0.4
Israel	0.6
Italy	4.0
Japan	13.9
Luxembourg	0.4
Malaysia	0.2
Mexico	0.9
Netherlands	3.0
Norway	1.7

Categories	% of Net Assets

Portugal	0.2
Singapore	2.4
South Africa	0.3
South Korea	0.7
Spain	2.3
Sweden	1.1
Switzerland	8.9
Taiwan	1.5
Thailand	0.2
United Kingdom	15.1
United States	1.5
Preferred Stocks	0.4
Warrants & Rights	— *
Short-Term Investments	9.3
Other Securities	6.6

Total Investments	105.1
Other Assets and Liabilities, Net	(5.1)

100.0

Futures Contracts	(0.1)
Foreign Currency Exchange Contracts	0.1

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	27

Russell Investment Funds

Core Bond Fund

Shareholder Expense Example — June 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2009	$1,000.00	$1,000.00
Ending Account Value
June 30, 2009	$1,059.60	$1,021.42
Expenses Paid During Period*	$3.47	$3.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.68% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

28	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 112.6%
Asset-Backed Securities - 4.5%
Access Group, Inc. (Ê) Series 2008-1 Class A 2.392% due 10/27/25	871	867
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 0.614% due 07/25/34	34	15
ACE Securities Corp. (Ê) Series 2003-OP1 Class M2 1.814% due 12/25/33	29	18
Series 2005-SD3 Class A 0.714% due 08/25/45	153	124
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 2.789% due 01/25/34	110	55
American Express Credit Account Master Trust (Ê)(Þ) Series 2004-C Class C 0.819% due 02/15/12	32	32
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 4.064% due 02/25/33	90	30
ARES CLO Funds (Ê)(Å) Series 2005-10A Class A3 0.853% due 09/18/17	730	603
Armstrong Loan Funding, Ltd. (Ê)(Å) Series 2008-1A Class A 1.578% due 08/01/16	840	736
Bank of America Credit Card Trust (Ê) Series 2008-A1 Class A1 0.899% due 04/15/13	200	198
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	190	80
Centex Home Equity (Ê) Series 2006-A Class AV4 0.564% due 06/25/36	700	263
CIT Mortgage Loan Trust (Ê) Series 2007-1 Class 2A1 (Å) 1.314% due 10/25/37	261	195
Series 2007-1 Class 2A2 1.564% due 10/25/37	130	37
Series 2007-1 Class 2A3 (Å) 1.764% due 10/25/37	180	49
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-WFH Class A2 0.414% due 10/25/36	563	528
Series 2007-AMC Class A2A 0.374% due 05/25/37	376	302
Countrywide Asset-Backed Certificates Series 2004-AB2 Class M3 (Ê) 0.914% due 05/25/36	95	4
Series 2004-BC1 Class M1 (Ê) 0.814% due 02/25/34	95	52
Series 2006-11 Class 1AF4 6.300% due 09/25/46	170	58

	Principal Amount ($) or Shares	Market Value $
Countrywide Home Equity Loan Trust (Ê) Series 2006-HW Class 2A1B 0.469% due 11/15/36	467	168
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2006-FF1 Class A3 0.364% due 11/25/36	76	72
Series 2007-FF1 Class A2B 0.404% due 01/25/38	1,000	341
GMAC Mortgage Corp. Loan Trust Series 2007-HE3 Class 1A1 7.000% due 09/25/37	65	29
Series 2007-HE3 Class 2A1 7.000% due 09/25/37	72	24
GSAA Trust (Ê) Series 2006-2 Class 2A3 0.584% due 12/25/35	320	273
Series 2006-4 Class 1A2 5.916% due 03/25/36	207	28
Series 2006-4 Class 3A1 6.096% due 03/25/36	1,431	757
GSAMP Trust (Ê) Series 2003-HE2 Class M1 0.964% due 08/25/33	61	39
Series 2004-SEA Class A2A 0.604% due 03/25/34	14	14
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2005-1 Class A 0.605% due 01/20/34	191	132
Series 2006-4 Class A3V 0.465% due 03/20/36	800	474
Series 2007-1 Class AS 0.515% due 03/20/36	753	404
Series 2007-3 Class APT 1.515% due 11/20/36	333	218
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 0.364% due 12/25/36	27	16
Indymac Residential Asset Backed Trust (Ê) Series 2006-H2 Class A 0.458% due 06/28/36	292	123
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2007-CH4 Class A4 0.474% due 05/25/37	1,000	308
Lehman XS Trust (Ê) Series 2005-1 Class 2A2 1.814% due 07/25/35	70	39
Series 2005-5N Class 3A1A 0.614% due 11/25/35	410	175
Series 2005-7N Class 1A1A 0.584% due 12/25/35	448	210
Series 2006-16N Class A1A 0.394% due 11/25/46	86	72
Series 2006-16N Class A4A 0.504% due 11/25/46	710	286

Core Bond Fund	29

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-2N Class 1A2 0.654% due 02/25/46	197	42
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 0.594% due 10/25/34	5	3
Series 2006-9 Class 2A1 0.374% due 10/25/36	97	91
Master Asset Backed Securities Trust (Ê) Series 2003-WMC Class M2 2.789% due 08/25/33	57	17
Morgan Stanley ABS Capital I (Ê) Series 2003-NC8 Class M3 3.464% due 09/25/33	29	3
Series 2006-HE7 Class A2A 0.364% due 09/25/36	123	117
Series 2007-HE2 Class A2B 0.404% due 01/25/37	1,043	298
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 0.844% due 02/25/35	215	129
Novastar Home Equity Loan (Ê) Series 2007-1 Class A2A1 0.414% due 03/25/37	334	273
Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2 2.864% due 04/25/33	38	3
Series 2003-3 Class M3 3.314% due 06/25/33	27	4
Series 2003-4 Class M2 1.964% due 07/25/33	25	7
Park Place Securities, Inc. (Ê) Series 2005-WCW Class M1 0.764% due 09/25/35	210	89
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	191	163
Renaissance Home Equity Loan Trust Series 2005-1 Class M1 5.357% due 05/25/35	61	18
Series 2005-2 Class AF4 4.934% due 08/25/35	85	48
Series 2006-1 Class AF6 5.746% due 05/25/36	173	104
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	146	84
Series 2003-RS9 Class AI6A 6.110% due 10/25/33	459	263
Series 2006-RZ4 Class A1A (Ê) 0.394% due 10/25/36	98	97
Residential Asset Securities Corp. Series 2003-KS2 Class MI1 4.800% due 04/25/33	155	65
Series 2003-KS2 Class MI3 6.100% due 04/25/33	59	7
Series 2003-KS4 Class AIIB (Ê) 0.894% due 06/25/33	40	17

	Principal Amount ($) or Shares	Market Value $
Series 2006-KS9 Class AI1 (Ê) 0.384% due 11/25/36	21	21
Series 2007-KS2 Class AI1 (Ê) 0.384% due 02/25/37	158	145
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 0.484% due 08/25/36	40	36
SLM Student Loan Trust (Ê) Series 2007-3 Class A1 1.082% due 10/27/14	238	237
Series 2008-2 Class A1 1.392% due 01/26/15	73	73
Series 2008-7 Class A2 1.592% due 10/25/17	2,800	2,732
Small Business Administration Participation Certificates Series 2005-20G Class 1 4.750% due 07/01/25	758	788
Soundview Home Equity Loan Trust Series 2006-WF1 Class A2 (Ê) 5.589% due 10/25/36	256	193
Structured Asset Investment Loan Trust (Ê) Series 2005-3 Class M2 0.754% due 04/25/35	120	23
Structured Asset Securities Corp. (Ê) Series 2006-BC3 Class A2 0.364% due 10/25/36	61	56
Series 2007-BC3 Class 2A2 0.454% due 05/25/47	920	210

		14,904

Corporate Bonds and Notes - 20.5%
Ace Capital Trust II 9.700% due 04/01/30	175	159
Allied Waste NA, Inc. Series B 7.125% due 05/15/16	90	90
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	207
Altria Group, Inc. 9.700% due 11/10/18	150	172
American Airlines Pass Through Trust 2009-1A 10.375% due 07/02/19	500	505
American Express Bank FSB Series BKNT 5.500% due 04/16/13	300	294
6.000% due 09/13/17	400	365
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	400	365
American Express Co. 7.000% due 03/19/18	200	194
American Express Travel Related Services Co., Inc. (Ê) 0.508% due 06/01/11	100	88

30	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American General Finance Corp. 6.900% due 12/15/17	400	217
American International Group, Inc. 4.700% due 10/01/10	20	16
5.850% due 01/16/18	900	476
Americo Life, Inc. (Þ) 7.875% due 05/01/13	75	49
Amgen, Inc. 6.900% due 06/01/38	1,000	1,133
Anheuser-Busch InBev Worldwide, Inc. (Þ) 7.750% due 01/15/19	350	383
ANZ Capital Trust (ƒ)(Þ) 4.484% due 12/31/49	225	221
Appalachian Power Co. Series O 5.650% due 08/15/12	65	69
Arizona Public Service Co. 5.800% due 06/30/14	100	101
6.250% due 08/01/16	150	148
AT&T, Inc. 4.950% due 01/15/13	200	208
5.500% due 02/01/18	200	200
6.300% due 01/15/38	975	942
6.400% due 05/15/38	250	245
BAC Capital Trust XV(Ê) 1.468% due 06/01/56	375	185
Bank of America Corp. 5.625% due 10/14/16	115	104
6.000% due 09/01/17	335	305
5.750% due 12/01/17	290	258
5.650% due 05/01/18	175	155
7.625% due 06/01/19	375	377
Bank of America NA (Ê) Series BKNT 0.909% due 06/15/16	200	149
BankAmerica Capital III (Ê) Series * 1.701% due 01/15/27	350	179
Bear Stearns Cos. LLC (The) 1.507% due 07/19/10 (Ê)	600	600
6.950% due 08/10/12	600	652
7.250% due 02/01/18	645	680
BellSouth Telecommunications, Inc. 7.000% due 12/01/95	245	214
BNP Paribas Capital Trust (ƒ)(Å) 9.003% due 12/29/49	450	381
Boardwalk Pipelines, LP 5.875% due 11/15/16	225	214
Burlington Northern Santa Fe Corp. 6.875% due 12/01/27	25	25
6.750% due 03/15/29	10	10
Capital One Bank USA NA 8.800% due 07/15/19	300	306
Capital One Financial Corp. 7.375% due 05/23/14	448	462
Caterpillar Financial Services Corp. 4.850% due 12/07/12	100	104

	Principal Amount ($) or Shares	Market Value $
Catlin Insurance Co., Ltd. (ƒ)(Å) 7.249% due 12/31/49	100	56
CenterPoint Energy Houston Electric LLC (Ñ) Series J2 5.700% due 03/15/13	110	112
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	50	46
Series B 7.875% due 04/01/13	295	315
Chubb Corp. 6.375% due 03/29/67	175	140
Series 1 6.500% due 05/15/38	50	54
Citigroup Capital XXI 8.300% due 12/21/77	650	507
Citigroup, Inc. 2.125% due 04/30/12 (Ñ)	700	703
5.500% due 08/27/12	200	194
5.625% due 08/27/12	200	187
5.500% due 04/11/13	700	656
5.850% due 07/02/13	100	95
6.500% due 08/19/13	565	549
4.700% due 05/29/15	50	41
5.850% due 08/02/16	55	49
6.000% due 08/15/17	400	349
6.125% due 11/21/17	405	355
8.500% due 05/22/19	450	458
6.125% due 08/25/36	300	223
5.875% due 05/29/37	150	117
6.875% due 03/05/38	75	66
CNA Financial Corp. 6.500% due 08/15/16	125	101
Columbus Southern Power Co. Series C 5.500% due 03/01/13	10	10
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/22	100	117
Comcast Cable Holdings LLC 9.800% due 02/01/12	180	203
7.875% due 08/01/13	245	279
Comcast Corp. 5.500% due 03/15/11	100	104
Comcast Holdings Corp. 10.625% due 07/15/12	125	146
Commonwealth Edison Co. 6.950% due 07/15/18	50	51
5.900% due 03/15/36	75	72
Series 105 5.400% due 12/15/11	125	131
Community Health Systems, Inc. Series WI 8.875% due 07/15/15	235	230
Continental Airlines, Inc. 9.000% due 07/08/16	250	250
Series 071A 5.983% due 04/19/22	150	124

Core Bond Fund	31

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 991A 6.545% due 02/02/19	290	268
Countrywide Financial Corp. Series MTN 5.800% due 06/07/12	100	101
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	290	286
COX Communications, Inc. (Þ) 5.875% due 12/01/16	75	74
8.375% due 03/01/39	125	139
Credit Suisse USA, Inc. 5.500% due 08/15/13 (Ñ)	45	47
4.875% due 01/15/15	55	55
CSC Holdings, Inc. Series WI 6.750% due 04/15/12	90	87
CSX Corp. 6.250% due 03/15/18	75	76
DCP Midstream LLC 6.875% due 02/01/11	20	21
Dell, Inc. 4.700% due 04/15/13	400	412
Delta Air Lines, Inc. Series 00A2 7.570% due 11/18/10	205	196
Series 01A2 7.111% due 03/18/13	400	372
DISH DBS Corp. (Ñ) 7.125% due 02/01/16	125	117
Dow Chemical Co. (The) 7.600% due 05/15/14	250	257
DPL, Inc. 6.875% due 09/01/11	193	203
El Paso Corp. 8.050% due 10/15/30	200	166
El Paso Natural Gas Co. 7.500% due 11/15/26	100	99
Energy Transfer Partners, LP 5.950% due 02/01/15	300	302
6.700% due 07/01/18	175	179
Enterprise Products Operating LLC 6.500% due 01/31/19 (Ñ)	100	102
8.375% due 08/01/66	100	80
Equities Corp. 8.125% due 06/01/19	40	43
Express Scripts, Inc. 5.250% due 06/15/12	100	103
6.250% due 06/15/14	100	106
Federal Express Corp. 7.600% due 07/01/97	75	69
Fifth Third Bancorp 8.250% due 03/01/38	1,100	842
FirstEnergy Corp. Series B 6.450% due 11/15/11	280	292
Series C 7.375% due 11/15/31	125	118

	Principal Amount ($) or Shares	Market Value $
Florida Gas Transmission Co. LLC(Þ) 7.900% due 05/15/19	225	247
Frontier Communications Corp. 9.250% due 05/15/11	125	130
General Electric Capital Corp. 0.609% due 12/21/12 (Ê)	1,000	1,003
5.900% due 05/13/14	350	357
5.625% due 05/01/18	230	218
5.875% due 01/14/38	300	237
6.375% due 11/15/67	1,900	1,268
Series EMTN (Ê) 0.915% due 03/20/14	400	343
Series GMTN (Ñ) 5.500% due 04/28/11	220	228
Series MTNA (Ê) 0.889% due 09/15/14	300	255
General Electric Co. 5.250% due 12/06/17	150	147
GMAC LLC 6.875% due 09/15/11	525	451
7.500% due 12/31/13 (Þ)	200	155
Goldman Sachs Group, Inc. (The) 4.750% due 07/15/13	350	350
6.000% due 05/01/14	150	157
6.250% due 09/01/17	600	594
6.150% due 04/01/18	150	146
7.500% due 02/15/19	550	589
6.750% due 10/01/37	800	711
Series MTNB (Ê) 1.501% due 07/22/15	100	86
GrafTech Finance, Inc. 10.250% due 02/15/12	12	11
HBOS PLC (Þ) 6.750% due 05/21/18	825	623
HCA, Inc. 8.500% due 04/15/19 (Þ)	300	294
9.125% due 11/15/14	125	124
Historic TW, Inc. 8.050% due 01/15/16	195	196
Inmarsat Finance II PLC 10.375% due 11/15/12	125	129
Inter-American Development Bank 3.000% due 04/22/14	900	897
International Finance Corp. Series GMTN 3.000% due 04/22/14	900	880
International Game Technology (Ñ) 7.500% due 06/15/19	100	101
International Lease Finance Corp. 4.950% due 02/01/11	100	85
Jackson National Life Fund LLC (Ê) 1.282% due 08/06/11	2,800	2,516
Jersey Central Power & Light Co. 5.625% due 05/01/16	90	88
JP Morgan Chase Capital XIII (Ê) Series M 1.548% due 09/30/34	480	270

32	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

JPMorgan Chase & Co. 2.200% due 06/15/12 (Ñ)	200	201
5.375% due 01/15/14	170	171
6.000% due 01/15/18	200	199
6.300% due 04/23/19	250	251
6.400% due 05/15/38	323	324
Series 1 (ƒ) 7.900% due 04/29/49	840	735
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	70	67
6.000% due 10/01/17	400	389
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	425	470
Kinder Morgan Energy Partners, LP 5.950% due 02/15/18	700	685
Kraft Foods, Inc. 6.125% due 02/01/18	200	207
L-3 Communications Corp. Series B 6.375% due 10/15/15	125	113
Lehman Brothers Holdings, Inc. 5.625% due 01/24/13 (Ø)	200	30
6.200% due 09/26/14	200	29
1.000% due 04/03/49	400	59
1.000% due 12/31/49 (Ø)	600	88
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	84	65
MBNA Corp. 6.125% due 03/01/13	200	203
Merrill Lynch & Co., Inc.
6.050% due 08/15/12	100	100
5.450% due 02/05/13	200	195
6.400% due 08/28/17	325	288
6.875% due 04/25/18	625	578
MetLife, Inc. 6.125% due 12/01/11	205	215
6.400% due 12/15/66	100	71
Series A 6.817% due 08/15/18	200	201
Metropolitan Life Global Funding I (Þ) 5.125% due 06/10/14	200	198
Midamerican Energy Holdings Co. 5.750% due 04/01/18 (Ñ)	125	130
Series WI 6.125% due 04/01/36	125	124
Mirant Mid Atlantic Pass Through Trust A Series A 8.625% due 06/30/12	294	292
Morgan Stanley 3.250% due 12/01/11 (Ñ)	200	207
1.600% due 03/01/13 (Ê)	600	742
6.000% due 05/13/14	440	445
1.557% due 10/18/16 (Ê)	435	352
5.450% due 01/09/17	225	210
6.250% due 08/28/17	100	97
5.950% due 12/28/17	125	120
6.625% due 04/01/18	450	449
7.300% due 05/13/19	100	104

	Principal Amount ($) or Shares	Market Value $
Series GMTN 5.750% due 08/31/12	125	129
1.449% due 01/09/14 (Ê)	425	382
Nevada Power Co. 7.125% due 03/15/19	100	107
Series L 5.875% due 01/15/15	100	102
New Cingular Wireless Services, Inc. 7.875% due 03/01/11	150	162
News America Holdings, Inc. 7.900% due 12/01/95	90	79
8.250% due 10/17/96	20	18
NGPL Pipeco LLC (Þ) 6.514% due 12/15/12	200	210
Nisource Finance Corp. 7.875% due 11/15/10	125	129
10.750% due 03/15/16	100	111
6.400% due 03/15/18	145	133
Norfolk Southern Corp. 7.900% due 05/15/97	415	434
Ohio Power Co. (Ñ)(Þ) Series F 5.500% due 02/15/13	20	21
Oncor Electric Delivery Co. 6.800% due 09/01/18	550	588
Pacific Gas & Electric Co. 6.250% due 03/01/39	125	134
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	450	485
Philip Morris International, Inc. 5.650% due 05/16/18	225	236
6.375% due 05/16/38	100	106
Phoenix Life Insurance Co. (Þ) 7.150% due 12/15/34	150	42
PNC Bank NA Series BKNT 6.875% due 04/01/18	250	247
Progress Energy, Inc. 7.100% due 03/01/11	77	82
5.625% due 01/15/16	40	41
7.050% due 03/15/19 (Ñ)	200	222
Prudential Holdings LLC (Þ) 8.695% due 12/18/23	350	335
Public Service Co. of New Mexico 7.950% due 05/15/18	260	252
Puget Sound Energy, Inc. Series A 6.974% due 06/01/67	100	71
Pulte Homes, Inc. 5.250% due 01/15/14	1,000	870
Qwest Communications International, Inc. Series* 7.250% due 02/15/11	234	227
Qwest Corp. 7.875% due 09/01/11	120	120
7.625% due 06/15/15	100	94
Reckson Operating Partnership, LP 5.150% due 01/15/11	92	85

Core Bond Fund	33

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Reinsurance Group of America, Inc. 6.750% due 12/15/65	75	42
Roche Holdings, Inc. (Þ) 6.000% due 03/01/19	225	240
Sabine Pass LNG, LP 7.250% due 11/30/13	500	424
Simon Property Group, LP 5.600% due 09/01/11	200	202
5.300% due 05/30/13	395	382
6.100% due 05/01/16	130	121
6.125% due 05/30/18	50	46
SLM Corp. Series MTN 5.400% due 10/25/11	100	90
5.125% due 08/27/12	75	64
8.450% due 06/15/18	100	86
Southern Union Co. 7.200% due 11/01/66	100	68
State Street Capital Trust III 8.250% due 03/15/42	200	169
Sun Life Financial Global Funding, LP (Ê)(Þ) 1.416% due 07/06/10	700	679
Swiss Re Capital I, LP (ƒ)(Þ) 6.854% due 05/29/49	225	124
Symetra Financial Corp. (Å) 6.125% due 04/01/16	150	114
Target Corp. (Ñ) 5.125% due 01/15/13	400	424
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	200	209
7.000% due 10/15/28 (Ñ)	50	48
TEPPCO Partners, LP 6.650% due 04/15/18	250	254
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	300	310
6.550% due 05/01/37	75	72
Time Warner, Inc. 5.875% due 11/15/16	400	394
Union Electric Co. 6.400% due 06/15/17	205	210
Union Pacific Corp. 5.700% due 08/15/18	400	401
UnitedHealth Group, Inc. 5.250% due 03/15/11	95	98
4.875% due 02/15/13	200	202
6.000% due 06/15/17 (Ñ)	35	34
Series WI 6.500% due 06/15/37	45	39
Valero Energy Corp. 6.625% due 06/15/37	225	192
Verizon Wireless Capital LLC (Þ) 3.316% due 05/20/11 (Ê)	400	412
5.250% due 02/01/12	700	738
8.500% due 11/15/18	175	209
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	50	30
Wachovia Corp. 5.500% due 05/01/13	450	465

	Principal Amount ($) or Shares	Market Value $
5.625% due 10/15/16	100	96
5.750% due 06/15/17	155	153
5.750% due 02/01/18	500	491
Series* (Ê) 1.379% due 10/28/15	200	157
WEA Finance LLC/WT Finance Aust Pty, Ltd. (Þ) 7.500% due 06/02/14	205	203
Wells Fargo & Co. 1.424% due 03/23/16	400	452
5.625% due 12/11/17	300	295
Series K (ƒ) 7.980% due 03/29/49	3,585	2,976
Whirlpool Corp. 8.000% due 05/01/12	25	26
8.600% due 05/01/14	75	78
Williams Cos., Inc. 7.625% due 07/15/19	300	296
8.750% due 01/15/20 (Þ)	150	156
Williams Cos., Inc. (The) 7.875% due 09/01/21	150	148
Windstream Corp. Series WI 8.625% due 08/01/16	125	120
XTO Energy, Inc. 6.500% due 12/15/18	175	188
ZFS Finance USA Trust I (Þ) 6.150% due 12/15/65	500	385

		67,865

International Debt - 6.2%
ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	600	618
Apidos CDO (Ê)(Å) Series 2007-CA Class A1 1.146% due 05/14/20	500	379
ArcelorMittal Series WI 6.125% due 06/01/18	300	263
Argentina Bonos 7.000% due 10/03/15	550	274
AstraZeneca PLC 5.900% due 09/15/17	100	107
AXA SA (ƒ)(Þ) 6.463% due 12/14/18	100	63
Ballyrock CDO, Ltd. (Ê)(Þ) Series 2005-3A Class A2 1.389% due 07/25/17	—	—
Barclays Bank PLC 5.450% due 09/12/12	1,300	1,355
6.050% due 12/04/17 (Þ)	200	173
Barrick Gold Corp. 6.950% due 04/01/19	135	151
Barrick Gold Financeco LLC (Ñ) 6.125% due 09/15/13	270	290
BAT International Finance PLC (Þ) 9.500% due 11/15/18	150	176

34	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Black Diamond CLO, Ltd. (Ê)(Å) Series 2007-1A Class AD 1.304% due 04/29/19	1,000	748
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	300	195
Canadian Natural Resources, Ltd. 5.150% due 02/01/13	100	102
5.700% due 05/15/17	75	76
6.500% due 02/15/37	100	100
Corp. Nacional del Cobre de Chile - CODELCO (Þ) 7.500% due 01/15/19	200	231
Credit Suisse NY 5.000% due 05/15/13	330	337
6.000% due 02/15/18	450	449
Deutsche Bank AG 6.000% due 09/01/17	600	612
Electricite De France (Þ) 5.500% due 01/26/14	200	215
6.500% due 01/26/19	200	219
6.950% due 01/26/39	200	225
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15	100	83
Enel Finance International SA (Þ) 6.250% due 09/15/17	600	626
European Investment Bank 3.125% due 06/04/14	1,200	1,203
Export Development Canada 3.125% due 04/24/14	400	402
HSBC Holdings PLC 6.500% due 05/02/36	100	98
6.500% due 09/15/37	100	97
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	60	55
Kreditanstalt fuer Wiederaufbau (Ñ) 4.875% due 06/17/19	1,200	1,243
LeasePlan Corp. NV(Þ) 3.000% due 05/07/12	400	402
MUFG Capital Finance 1, Ltd. (ƒ)(Ñ) 6.346% due 07/29/49	200	175
National Australia Bank, Ltd. (Þ) 5.350% due 06/12/13	800	824
Petroleos Mexicanos (Þ) 8.000% due 05/03/19	320	347
Province of Ontario Canada 4.100% due 06/16/14	600	612
Qtel International Finance, Ltd. (Å) 6.500% due 06/10/14	120	122
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.838% due 09/30/27	250	210
Republic of Peru 7.125% due 03/30/19	180	192
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	100	76
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ) 7.191% due 12/29/49	325	237

	Principal Amount ($) or Shares	Market Value $
Rogers Communications, Inc. 6.800% due 08/15/18	200	214
Royal Bank of Scotland Group PLC (ƒ) 6.990% due 10/29/49 (Þ)	300	147
Series 1 9.118% due 03/31/49	700	571
Royal Bank of Scotland PLC (The) (Þ) 1.320% due 04/08/11 (Ê)	800	799
3.000% due 12/09/11 (Ñ)	200	204
2.625% due 05/11/12	900	907
Santander Perpetual SA Unipersonal (ƒ)(Þ) 6.671% due 10/29/49	300	222
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Þ) 6.078% due 01/29/49	100	80
Societe Financement de l’Economie Francaise (Þ) 3.375% due 05/05/14	700	702
StatoilHydro ASA 5.250% due 04/15/19	175	180
Sumitomo Mitsui Banking Corp. (ƒ)(Þ) 5.625% due 07/29/49	300	276
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	65	65
Telecom Italia Capital SA 6.200% due 07/18/11	255	264
7.721% due 06/04/38	200	204
Thomson Reuters Corp. (Ñ) 6.500% due 07/15/18	225	234
TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ) 8.700% due 08/07/18	100	96
Transocean, Inc. 6.800% due 03/15/38	150	160
UBS AG Series DPNT 5.875% due 12/20/17	400	373
5.750% due 04/25/18	100	91
UBS Luxembourg SA for OJSC Vimpel Communications Series REGS 8.250% due 05/23/16	100	84
WEA Finance LLC / WCI Finance LLC (Þ) 5.400% due 10/01/12	125	120
Westfield Capital Corp., Ltd./WT Finance Aust Pty Ltd/WEA Finance LLC (Þ) 5.125% due 11/15/14	125	113
Xstrata Canada Corp. 7.250% due 07/15/12	50	48
6.000% due 10/15/15	45	40

		20,556

Loan Agreements - 0.8%
Adam Aircraft Term Loan (Ø)(Å) 0.000% due 05/01/12	56	6
HCA, Inc. Term Loan A (Ê) 2.348% due 11/18/12	428	388

Core Bond Fund	35

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kelson Holdings, Inc. Term Loan 3.850% due 03/08/13	1,000	871
NRG Energy, Inc. Term Loan B (Ê) 2.978% due 02/01/13	1,579	1,327

		2,592

Mortgage-Backed Securities - 73.2%
ABN Amro Mortgage Corp. Series 2003-13 Class A3 5.500% due 01/25/34	1,758	1,485
Adjustable Rate Mortgage Trust (Ê) Series 2004-5 Class 2A1 4.987% due 04/25/35	72	49
Series 2005-3 Class 8A2 0.554% due 07/25/35	105	45
American Home Mortgage Assets (Ê) Series 2007-4 Class A2 0.504% due 08/25/37	1,060	414
American Home Mortgage Investment Trust (Ê) Series 2004-4 Class 4A 4.390% due 02/25/45	95	75
Banc of America Alternative Loan Trust Series 2003-2 Class CB2 (Ê) 0.814% due 04/25/33	63	54
Series 2003-10 Class 2A2 (Ê) 0.764% due 12/25/33	166	122
Series 2006-5 Class CB17 6.000% due 06/25/46	187	131
Banc of America Commercial Mortgage, Inc. Series 2004-3 Class A3 4.875% due 06/10/39	22	21
Series 2005-2 Class A4 4.783% due 07/10/43	333	314
Series 2005-3 Class A2 4.501% due 07/10/43	150	147
Series 2005-5 Class A4 5.115% due 10/10/45	500	427
Series 2006-1 Class A4 (Ê) 5.372% due 09/10/45	280	231
Series 2006-2 Class A4 5.929% due 05/10/45	200	167
Banc of America Funding Corp. Series 2005-D Class A1 (Ê) 3.781% due 05/25/35	113	96
Series 2006-3 Class 5A8 5.500% due 03/25/36	475	328
Series 2006-A Class 3A2 (Ê) 5.826% due 02/20/36	155	72
Series 2006-A Class 4A1 (Ê) 5.529% due 02/20/36	405	255
Banc of America Mortgage Securities, Inc. Series 2003-9 Class 1A12 (Ê) 0.764% due 12/25/33	228	212
Series 2004-1 Class 5A1 6.500% due 09/25/33	10	10

	Principal Amount ($) or Shares	Market Value $
Series 2004-2 Class 1A9 (Ê) 0.764% due 03/25/34	137	123
Series 2004-11 Class 2A1 5.750% due 01/25/35	336	290
Series 2005-H Class 2A5 (Ê) 4.803% due 09/25/35	220	121
Series 2005-L Class 3A1 (Ê) 5.458% due 01/25/36	200	170
Series 2006-2 Class A15 6.000% due 07/25/36	182	156
Series 2006-B Class 1A1 (Ê) 6.158% due 11/20/36	102	44
Bear Stearns Adjustable Rate Mortgage Trust (Ê) Series 2003-1 Class 6A1 5.021% due 04/25/33	42	38
Series 2003-8 Class 4A1 5.106% due 01/25/34	84	64
Series 2004-1 Class 21A1 4.271% due 04/25/34	68	58
Series 2004-9 Class 22A1 4.808% due 11/25/34	72	60
Series 2005-2 Class A1 2.900% due 03/25/35	1,098	949
Series 2005-3 Class 2A1 5.084% due 06/25/35	262	166
Bear Stearns Alt-A Trust (Ê) Series 2005-4 Class 23A1 5.362% due 05/25/35	198	128
Series 2005-7 Class 22A1 5.490% due 09/25/35	94	51
Series 2006-4 Class 13A1 0.474% due 08/25/36	719	284
Bear Stearns Alt-A Trust II (Ê) Series 2007-1 Class 1A1 6.094% due 09/25/47	812	367
Bear Stearns Commercial Mortgage Securities Series 2006-PW1 Class A4 5.540% due 09/11/41	1,000	829
Bear Stearns Mortgage Funding Trust (Ê) Series 2006-AR2 Class 1A1 0.514% due 09/25/46	780	290
Series 2006-AR2 Class 2A1 0.544% due 10/25/36	657	245
Chase Mortgage Finance Corp. Series 2003-S8 Class A1 4.500% due 09/25/18	119	116
Series 2006-S4 Class A3 6.000% due 12/25/36	192	158
Series 2006-S4 Class A4 6.000% due 12/25/36	107	97
Series 2007-A1 Class 1A3 (Ê) 4.747% due 02/25/37	489	428
Citigroup Commercial Mortgage Trust (Ê) Series 2006-C4 Class A3 5.917% due 03/15/49	330	278

36	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Citigroup Mortgage Loan Trust, Inc. Series 2005-11 Class A2A 4.700% due 12/25/35	68	54
Series 2007-AR8 Class 2A1A 5.910% due 07/25/37	197	121
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (Ê) 5.399% due 07/15/44	1,340	1,188
Series 2006-CD3 Class A5 5.617% due 10/15/48	190	155
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	121	88
Commercial Mortgage Loan Trust Series 2008-LS1 Class A4B 6.220% due 12/10/49	425	315
Commercial Mortgage Pass Through Certificates Series 2006-C8 Class A4 5.306% due 12/10/46	200	146
Series 2007-C9 Class A4 (Ê) 6.010% due 12/10/49	360	286
Countrywide Alternative Loan Trust Series 2005-1CB Class 2A1 6.000% due 03/25/35	553	356
Series 2005-32T Class A7 (Ê) 0.564% due 08/25/35	103	83
Series 2005-J8 Class 1A3 5.500% due 07/25/35	181	125
Series 2005-J13 Class 2A3 5.500% due 11/25/35	117	89
Series 2006-9T1 Class A7 6.000% due 05/25/36	90	55
Series 2006-43C Class 1A7 6.000% due 02/25/37	218	168
Series 2006-J2 Class A3 6.000% due 04/25/36	137	87
Series 2006-OA1 Class 2A1 (Ê) 0.525% due 03/20/46	551	226
Series 2006-OA1 Class 4A1 (Ê) 0.504% due 08/25/46	603	237
Series 2006-OA1 Class A1 (Ê) 0.495% due 02/20/47	742	288
Series 2007-15C Class A5 5.750% due 07/25/37	799	427
Series 2007-J2 Class 2A1 6.000% due 07/25/37	238	130
Series 2007-OA1 Class A1A (Ê) 2.720% due 04/25/43	950	332
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-8 Class A2 (Ê) 0.814% due 05/25/18	124	103
Series 2003-52 Class A1 (Ê) 5.269% due 02/19/34	150	127
Series 2004-16 Class 1A1 (Ê) 0.714% due 09/25/34	141	61

	Principal Amount ($) or Shares	Market Value $
Series 2004-22 Class A3 4.786% due 11/25/34	190	144
Series 2004-HYB Class 1A1 (Ê) 4.711% due 02/20/35	326	259
Series 2005-1 Class 2A1 (Ê) 0.604% due 03/25/35	1,722	765
Series 2005-3 Class 1A2 (Ê) 0.604% due 04/25/35	26	12
Series 2005-HYB Class 3A2A 5.250% due 02/20/36	62	42
Series 2006-OA5 Class 2A1 (Ê) 0.514% due 04/25/46	687	292
Series 2007-18 Class 2A1 6.500% due 11/25/37	210	150
Series 2007-HY1 Class 1A2 (Ê) 5.676% due 04/25/37	82	20
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9 Class 2A1 5.500% due 10/25/35	400	293
Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 4A1 6.500% due 10/25/21	680	414
Series 2006-C2 Class A3 (Ê) 5.846% due 03/15/39	100	71
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2005-AR1 Class 2A3 4.998% due 08/25/35	465	246
Series 2007-OA1 Class A1 0.464% due 02/25/47	2,673	1,004
Series 2007-OA2 Class A1 2.209% due 04/25/47	1,488	569
DLJ Commercial Mortgage Corp. Series 1999-CG1 Class S (Ê) Interest Only STRIP 1.228% due 03/10/32	373	7
Fannie Mae 5.190% due 2012	204	216
6.000% due 2016	9	10
3.296% due 2017 (Ê)	39	39
5.000% due 2017	381	399
6.000% due 2017	56	60
4.000% due 2018	621	635
4.500% due 2018	1,786	1,854
5.000% due 2018	168	176
5.000% due 2019	856	894
6.000% due 2019	342	364
4.500% due 2020	132	137
5.000% due 2020	551	574
5.500% due 2020	177	186
6.000% due 2020	428	456
5.000% due 2021	953	991
5.500% due 2021	286	299
5.500% due 2022	337	353
5.000% due 2023	5,351	5,577
5.500% due 2023	359	376
6.000% due 2026	788	830

Core Bond Fund	37

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.000% due 2027	401	422
6.000% due 2028	26	28
5.500% due 2029	90	94
5.500% due 2032	306	318
6.000% due 2032	386	408
7.000% due 2032	133	144
3.727% due 2033 (Ê)	152	153
4.390% due 2033 (Ê)	64	65
5.000% due 2033	480	491
5.500% due 2033	2,065	2,142
6.000% due 2033	155	164
5.000% due 2034	2,207	2,257
5.500% due 2034	1,418	1,471
5.000% due 2035	1,358	1,387
5.500% due 2035	1,916	1,988
6.000% due 2035	143	150
4.005% due 2036 (Ê)	348	348
5.000% due 2036	2,205	2,252
5.500% due 2036	3,617	3,745
6.000% due 2036	1,799	1,883
6.500% due 2036	96	102
7.000% due 2036	20	22
5.000% due 2037	4,532	4,621
5.500% due 2037	7,542	7,813
5.548% due 2037 (Ê)	243	254
6.000% due 2037	2,901	3,040
6.500% due 2037	1,220	1,297
5.500% due 2038	14,014	14,489
6.000% due 2038	6,990	7,314
5.500% due 2039	1,510	1,561
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	214	32
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	555	52
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	616	57
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	869	115
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	172	26
30 Year TBA (Ï) 4.500%	1,000	998
5.000%	6,180	6,292
5.500%	19,500	20,128
6.000%	25,800	26,961
6.500%	19,000	20,235
Fannie Mae REMICS Series 1999-56 Class Z 7.000% due 12/18/29	83	90
Series 2003-32 Class FH (Ê) 0.714% due 11/25/22	227	224
Series 2003-35 Class FY (Ê) 0.714% due 05/25/18	299	295

	Principal Amount ($) or Shares	Market Value $
Series 2003-78 Class FI (Ê) 0.714% due 01/25/33	228	225
Series 2004-21 Class FL (Ê) 0.664% due 11/25/32	119	117
Series 2005-79 Class FC (Ê) 0.614% due 02/25/22	92	92
Series 2006-48 Class LG (Ê) Zero coupon due 06/25/36	55	47
Series 2008-22 Class FD (Ê) 1.154% due 04/25/48	872	866
Series 2008-56 Class FD (Ê) 1.254% due 07/25/48	907	906
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.500% due 12/25/42	34	36
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê) Series 2005-63 Class 1A1 2.639% due 02/25/45	27	26
First Horizon Alternative Mortgage Securities Series 2004-AA3 Class A1 (Ê) 5.292% due 09/25/34	40	27
Series 2006-AA5 Class A2 (Ê) 6.509% due 09/25/36	124	17
Series 2006-FA3 Class A6 6.000% due 07/25/36	162	123
First Horizon Asset Securities, Inc. (Ê) Series 2004-AR6 Class 2A1 4.750% due 12/25/34	32	29
Series 2005-AR5 Class 3A1 5.531% due 10/25/35	84	67
Freddie Mac 6.000% due 2016	18	19
5.000% due 2018	483	505
5.000% due 2019	538	563
5.000% due 2020	989	1,031
5.500% due 2020	565	595
4.751% due 2030 (Ê)	1	1
5.000% due 2033	155	159
4.884% due 2034 (Ê)	66	67
5.000% due 2035	1,699	1,735
5.863% due 2036 (Ê)	89	92
5.920% due 2036 (Ê)	153	160
5.967% due 2036 (Ê)	130	136
5.464% due 2037 (Ê)	111	116
5.500% due 2037	2,589	2,672
5.525% due 2037 (Ê)	384	402
5.687% due 2037 (Ê)	501	524
5.707% due 2037 (Ê)	76	80
5.712% due 2037 (Ê)	199	208
5.736% due 2037 (Ê)	156	163
5.805% due 2037 (Ê)	52	54
5.806% due 2037 (Ê)	163	171
5.888% due 2037 (Ê)	80	84
6.000% due 2037	1,377	1,435
5.500% due 2038	8,166	8,442

38	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.000% due 2038	9,423	9,845
5.000% due 2039	1,697	1,727
5.500% due 2039	56	57
6.000% due 2039	123	129
30 Year TBA (Ï)
5.500%	1,000	1,032
6.000%	1,900	1,983
Freddie Mac REMICS
Series 2000-226 Class F (Ê)
0.769% due 11/15/30	14	14
Series 2003-256 Class FJ (Ê)
0.719% due 02/15/33	107	106
Series 2003-262 Class AB
2.900% due 11/15/14	76	77
Series 2004-281 Class DF (Ê)
0.769% due 06/15/23	87	85
Series 2005-294 Class FA (Ê)
0.489% due 03/15/20	163	159
Series 2005-299 Class KF (Ê)(Å)
0.719% due 06/15/35	42	42
Series 2005-301 Class IM
Interest Only STRIP
5.500% due 01/15/31	108	7
Series 2006-313 Class FP (Ê)
Principal Only STRIP (Å)
Zero coupon due 04/15/36	90	82
Series 2006-317 Class XI (Ê)
Principal Only STRIP (Å)
Zero coupon due 10/15/35	46	—
Series 2006-323 Class PA
6.000% due 03/15/26	67	68
Series 2007-330 Class GL (Ê)
23.314% due 04/15/37	40	40
Series 2007-333 Class AF (Ê)
0.469% due 10/15/20	965	945
Series 2007-333 Class BF (Ê)
0.469% due 07/15/19	251	246
Series 2007-333 Class FT (Ê)
0.469% due 08/15/19	500	490
Ginnie Mae I
6.000% due 2029	10	11
6.000% due 2038	279	290
5.500% due 2039	956	990
30 Year TBA (Ï)
4.500%	3,525	3,518
5.500%	410	423
Ginnie Mae II
5.375% due 2026	144	149
4.625% due 2027	10	10
3.750% due 2032	58	59
GMAC Mortgage Corp. Loan Trust (Ê) Series 2004-JR1 Class A6 0.764% due 12/25/33	64	51
Government National Mortgage Association (Ê)
Series 1999-40 Class FE
0.868% due 11/16/29	85	85
Series 2000-29 Class F
0.815% due 09/20/30	17	17

	Principal Amount ($) or Shares	Market Value $
Greenwich Capital Commercial Funding Corp.
Series 2003-C2 Class A2
4.022% due 01/05/36	55	54
Series 2004-GG1 Class A7
5.317% due 06/10/36	465	430
Series 2006-GG7 Class A4 (Ê)
6.115% due 07/10/38	690	566
Series 2007-GG9 Class A4
5.444% due 03/10/39	315	251
GS Mortgage Securities Corp. II
Series 2006-GG6 Class A4
5.553% due 04/10/38	320	264
Series 2006-GG8 Class AAB
5.535% due 11/10/39	200	180
GSR Mortgage Loan Trust Series 2005-AR7 Class 6A1 (Ê) 5.241% due 11/25/35	228	177
Harborview Mortgage Loan Trust
Series 2005-3 Class 2A1A (Ê)
0.553% due 06/19/35	1,563	732
Series 2005-4 Class 3A1
5.143% due 07/19/35	147	85
Series 2005-14 Class 3A1A
5.307% due 12/19/35	81	51
Series 2005-16 Class 3A1A (Ê)
0.563% due 01/19/36	380	158
Indymac Index Mortgage Loan Trust
Series 2005-AR1 Class A1
5.302% due 09/25/35	604	374
Series 2006-AR2 Class A2 (Ê)
0.394% due 11/25/36	63	57
Series 2006-AR3 Class 2A1A (Ê)
0.484% due 01/25/37	686	249
Series 2006-AR9 Class 1A1
5.752% due 06/25/36	742	387
Series 2007-AR5 Class 1A1
5.996% due 05/25/37	784	344
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB Class A2
6.244% due 04/15/35	43	43
Series 2004-LN2 Class A1
4.475% due 07/15/41	299	298
Series 2005-LDP Class A3A1
4.871% due 10/15/42	210	192
Series 2005-LDP Class A4
4.918% due 10/15/42	325	276
5.344% due 12/15/44 (Ê)	390	330
Series 2006-CB1 Class A4
5.552% due 05/12/45	220	177
Series 2006-LDP Class A3B
5.447% due 05/15/45	250	207
Series 2006-LDP Class A4
6.065% due 04/15/45 (Ê)	650	552
5.399% due 05/15/45	290	230
Series 2007-CB1 Class A4
5.440% due 06/12/47	1,200	904
5.935% due 02/12/49 (Ê)	340	257

Core Bond Fund	39

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-LD1 Class A4
5.882% due 02/15/51	380	285
Series 2007-LDP Class A3
5.420% due 01/15/49	1,525	1,123
JPMorgan Mortgage Trust
Series 2005-A1 Class 6T1 (Ê)
5.012% due 02/25/35	106	93
Series 2005-A5 Class TA1
5.431% due 08/25/35	918	763
Series 2007-A1 Class 2A2 (Ê)
4.741% due 07/25/35	661	570
Series 2007-S3 Class 1A35
6.000% due 07/25/37	1,104	712
LB-UBS Commercial Mortgage Trust
Series 2006-C1 Class A4
5.156% due 02/15/31	1,000	833
Series 2006-C3 Class A4
5.661% due 03/15/39	210	177
Series 2006-C4 Class A4 (Ê)
6.080% due 06/15/38	105	88
Series 2007-C6 Class A4
5.858% due 07/15/40	270	196
Lehman Mortgage Trust
Series 2005-3 Class 1A3
5.500% due 01/25/36	491	352
Series 2006-8 Class 2A1 (Ê)
0.734% due 12/25/36	783	318
Series 2007-8 Class 3A1
7.250% due 09/25/37	887	475
Lehman XS Trust (Ê) Series 2007-7N Class 1A2 0.554% due 06/25/47	900	177
Mastr Alternative Loans Trust
Series 2003-4 Class B1 (Ê)
5.696% due 06/25/33	174	109
Series 2004-10 Class 5A6
5.750% due 09/25/34	170	156
Mastr Asset Securitization Trust (Ê)
Series 2003-7 Class 4A35
0.714% due 09/25/33	143	131
Series 2004-4 Class 2A2
0.764% due 04/25/34	59	54
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 0.799% due 06/15/30	153	127
Merrill Lynch Floating Trust (Ê)(Þ) Series 2006-1 Class A1 0.389% due 06/15/22	554	388
Merrill Lynch Mortgage Investors, Inc. (Ê) Series 2005-A10 Class A 0.524% due 02/25/36	88	48
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	100	67
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2
1.998% due 04/25/29	29	15

	Principal Amount ($) or Shares	Market Value $
Series 2005-3 Class 5A
0.564% due 11/25/35	55	36
Morgan Stanley Capital I
Series 2005-HQ6 Class A4A
4.989% due 08/13/42	740	632
Series 2005-IQ1 Class AAB
5.178% due 09/15/42	415	401
Series 2006-HQ1 Class A4
5.328% due 11/12/41	130	105
Series 2006-HQ8 Class A4 (Ê)
5.558% due 03/12/44	310	251
Series 2006-HQ9 Class A4
5.731% due 07/12/44	295	242
Series 2007-IQ1 Class A4
5.809% due 12/12/49	320	244
MortgageIT Trust (Ê) Series 2005-AR1 Class 1A1 0.564% due 11/25/35	419	181
Prime Mortgage Trust (Ê) Series 2004-CL1 Class 1A2 0.714% due 02/25/34	29	23
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A6 (Ê)
0.914% due 04/25/34	48	36
Series 2004-QS8 Class A4 (Ê)
0.714% due 06/25/34	223	186
Series 2005-QA8 Class NB3 (Ê) 5.473% due 07/25/35	194	130
Series 2005-QO5 Class A1 (Ê) 2.340% due 01/25/46	2,062	933
Series 2005-QS1 Class 2A3 5.750% due 09/25/35	580	401
Series 2006-QS6 Class 1A13 6.000% due 06/25/36	248	137
Series 2007-QH9 Class A1 (Ê) 6.540% due 11/25/37	942	295
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 (Ê) 0.764% due 02/25/34	244	201
Series 2007-A5 Class 2A3 6.000% due 05/25/37	110	69
Residential Funding Mortgage Securities I Series 2003-S5 Class 1A2 (Ê) 0.764% due 11/25/18	129	128
Series 2003-S14 Class A5 (Ê) 0.714% due 07/25/18	146	104
Series 2003-S20 Class 1A7 (Ê) 0.814% due 12/25/33	25	25
Series 2005-SA4 Class 2A1 5.205% due 09/25/35	585	433
Series 2006-SA4 Class 2A1 6.124% due 11/25/36	377	224
Sequoia Mortgage Trust (Ê) Series 2001-5 Class A 0.663% due 10/19/26	54	41
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/10/10	5	5

40	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Structured Adjustable Rate Mortgage Loan Trust Series 2004-5 Class 3A1 3.766% due 05/25/34	121	97
Series 2004-12 Class 3A2 (Ê) 5.192% due 09/25/34	57	43
Series 2004-16 Class 3A1 (Ê) 5.355% due 11/25/34	213	154
Series 2005-21 Class 7A1 6.007% due 11/25/35	1,137	717
Series 2006-12 Class 2A1 (Ê) 5.883% due 01/25/37	755	380
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A3 0.563% due 07/19/35	154	97
Series 2006-AR2 Class A1 0.544% due 02/25/36	518	205
Series 2006-AR8 Class A1A 0.514% due 10/25/36	728	300
Series 2007-AR6 Class A1 2.939% due 08/25/47	922	362
Structured Asset Securities Corp. Series 2004-21X Class 1A3 4.440% due 12/25/34	171	166
Thornburg Mortgage Securities Trust (Ê) Series 2003-2 Class A1 0.994% due 04/25/43	64	52
Series 2006-5 Class A1 0.434% due 08/25/11	607	557
Series 2006-6 Class A1 0.424% due 11/25/46	108	97
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4 5.384% due 10/15/44	1,000	905
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4 Class CB11 5.500% due 06/25/35	90	53
Series 2007-OA1 Class 2A (Ê) 2.159% due 12/25/46	689	226
Washington Mutual Mortgage Pass Through Certificates (Ê) Series 2003-S9 Class A2 (Ê) 0.864% due 10/25/33	237	233
Series 2004-AR3 Class A2 3.144% due 06/25/34	125	110
Series 2005-AR1 Class 1A1 4.825% due 10/25/35	216	168
Series 2005-AR1 Class A1A1 0.604% due 10/25/45	33	17
0.574% due 11/25/45	819	396
0.584% due 12/25/45	398	188
Series 2005-AR6 Class B3 (Å) 0.974% due 04/25/45	196	8
Series 2006-AR1 Class 3A1A 2.260% due 09/25/46	703	248

	Principal Amount ($) or Shares		Market Value $
Series 2006-AR2 Class 1A1 5.269% due 03/25/37		682	420
Series 2007-HY3 Class 4B1 5.330% due 03/25/37		124	14
Series 2007-HY4 Class 1A1 5.468% due 04/25/37		138	82
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 Class 2A3 5.500% due 03/25/36		354	317
Series 2006-AR2 Class 2A1 4.950% due 03/25/36		266	188
Series 2007-8 Class 1A16 6.000% due 07/25/37		306	213
Series 2007-10 Class 2A5 6.250% due 07/25/37		142	108

			242,449

Municipal Bonds - 1.0%
Chicago Transit Authority Revenue Bonds 6.899% due 12/01/40		400	428
Los Angeles Unified School District General Obligation Unlimited (µ) 4.500% due 07/01/22		400	384
New York City Municipal Water Finance Authority Revenue Bonds 4.750% due 06/15/37		1,300	1,233
State of California General Obligation Unlimited 7.500% due 04/01/34		100	91
5.650% due 04/01/39 (Ê)		100	98
7.550% due 04/01/39		600	546
State of Louisiana Revenue Bonds (Ê) 3.000% due 05/01/43		400	397
Tennessee Valley Authority Revenue Bonds 5.500% due 07/18/17		200	218

			3,395

Non-US Bonds - 0.5%
Brazilian Government International Bond 12.500% due 01/05/22	BRL	300	169
Federative Republic of Brazil 10.250% due 01/10/28	BRL	1,400	704
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	EUR	200	283
Hellas Telecommunications Luxembourg V (Ê) Series REGS 4.935% due 10/15/12	EUR	125	117
Impress Holdings BV (Ê) Series REGS 5.737% due 09/15/13	EUR	125	153
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	EUR	100	140
UBS AG (Å) Zero coupon due 12/31/2017	EUR	270	56

			1,622

Core Bond Fund	41

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States Government Agencies - 2.4%
Fannie Mae 5.000% due 02/13/17	900	982
5.000% due 05/11/17 (Ñ)	600	651
Federal Home Loan Bank (Ñ) Series 467 5.250% due 06/18/14	700	772
Federal Home Loan Mortgage Corp.
1.625% due 04/26/11	800	806
0.926% due 05/04/11 (Ê)	2,430	2,435
0.937% due 08/05/11 (Ê)	800	800
3.000% due 07/28/14 (Ñ)	600	601
5.300% due 12/01/15	600	665
5.000% due 12/14/18	100	95
Series 1 (Ê)
0.888% due 02/01/11	100	100
Freddie Mac 4.875% due 06/13/18	100	108

		8,015

United States Government Treasuries - 3.5%
United States Treasury Principal
Principal Only STRIP
Zero coupon due 05/15/20	600	380
Zero coupon due 08/15/20	1,400	872
Zero coupon due 05/15/21	100	60
Zero coupon due 11/15/21 (Ñ)	1,938	1,124
Zero coupon due 11/15/26	300	137
Zero coupon due 11/15/27 (Ñ)	1,130	495
United States Treasury Inflation Indexed Bonds
2.000% due 07/15/14	1,135	1,161
1.625% due 01/15/15	893	889
2.000% due 01/15/16 (Ñ)	1,464	1,486
2.500% due 07/15/16 (Ñ)	422	443
2.625% due 07/15/17	309	329
2.000% due 01/15/26 (Ñ)	430	421
1.750% due 01/15/28 (Ñ)	3,138	2,961
United States Treasury Notes
1.750% due 01/31/14	425	413
2.750% due 06/30/14	190	191
4.250% due 05/15/39	200	198

		11,560

Total Long-Term Investments (cost $398,561)		372,958

Preferred Stocks - 0.2%
Financial Services - 0.2%
DG Funding Trust (Å)(Æ)	49	422
General Motors Corp.	80,000	209

Total Preferred Stocks (cost $766)		631

	Notional Amount		Market Value $
Options Purchased - 0.2%
(Number of Contracts)
Mortgage-Backed Securities
Fannie Mae TBA Jul 2009 84.00 Put (1)	USD	6,000	—
Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD 3.600% July 2009 0.00 Call (1)		2,300	93
USD Three Month LIBOR/USD 3.450% Aug 2009 0.00 Call (5)		13,900	494

Total Options Purchased (cost $168)			587

	Principal Amount ($) or Shares

Short-Term Investments - 11.5%
American Electric Power Co., Inc. Series C 5.375% due 03/15/10		35	36
Bank of America Corp. (Ê) 1.127% due 11/06/09		100	100
Bank of Scotland PLC (Ê)(Ñ)(Þ) Series MtN 1.153% due 07/17/09		300	300
Bear Stearns Cos. LLC (The) (Ê) 1.392% due 07/16/09		1,200	1,200
BNP Paribas Financial, Inc.
1.000% due 07/07/09 (ç)(ž)		1,125	1,125
1.000% due 08/05/09 (ç)(ž)		1,150	1,150
Citigroup Global Markets Deutschland AG for OAO Gazprom 10.500% due 10/21/09		200	205
Citigroup, Inc. (Ê) 0.631% due 12/28/09		400	396
Continental Airlines, Inc. Series 99A2 7.056% due 09/15/09		300	297
Countrywide Home Loans, Inc.
Series MTNK
5.625% due 07/15/09		175	175
4.125% due 09/15/09		335	336
COX Communications, Inc. 4.625% due 01/15/10		350	352
DnB NOR Bank ASA (Ê)(Þ) 1.209% due 10/13/09		1,000	994
Enterprise Products Operating LLC 4.950% due 06/01/10		125	127
Federal Home Loan Bank Discount Notes (ç)(ž) Zero Coupon due 07/01/09		1,700	1,700
Federal National Mortgage Association Discount Notes (ç)(ž) Zero Coupon due 07/21/09		2,390	2,390

42	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ford Motor Credit Co. LLC 7.875% due 06/15/10	200	190
General Electric Capital Corp. (Ê)
Series MTN
1.122% due 10/26/09	100	100
1.177% due 01/20/10 (Ê)(Ñ)	200	199
Goldman Sachs Group, Inc. (The) 4.500% due 06/15/10	125	128
HSBC Finance Corp. (Ê)
1.162% due 10/21/09	100	100
0.719% due 03/12/10 (Ñ)	300	295
1.206% due 05/10/10	100	97
KeyBank NA (Ê) Series BKNT 2.906% due 06/02/10	300	291
Korea Development Bank/Republic of Korea (Ê) 1.565% due 04/03/10	900	881
Lehman Brothers Holdings, Inc. (Ø) 2.951% due 05/25/10	200	30
Merrill Lynch & Co., Inc. (Ê) 0.726% due 12/04/09	200	200
Metropolitan Life Global Funding I (Ê)(Þ) 0.894% due 05/17/10	400	397
Morgan Stanley (Ê)
Series MTN
1.221% due 01/15/10	300	298
3.006% due 05/14/10 (Ê)	400	399
Nationwide Life Global Funding I (Ê)(Þ) 1.026% due 05/19/10	1,300	1,205
Russell Investment Company Russell Money Market Fund (£)	20,784,000	20,784
Sprint Nextel Corp. (Ê) 1.001% due 06/28/10	350	330
UBS AG/Stamford Branch (Ê) 1.927% due 05/05/10	700	702
United States Treasury Bills (§)
0.106% due 07/16/09 (ç)(ž)	10	10
0.010% due 08/20/09 (ç)(ž)	165	165
Zero coupon due 09/17/09	300	300

Total Short-Term Investments (cost $38,245)		37,984

Other Securities - 3.7%
State Street Securities Lending Quality Trust (×)	12,536,951	12,262

Total Other Securities (cost $12,537)		12,262

Total Investments - 128.2% (identified cost $450,277)		424,422
Other Assets and Liabilities, Net - (28.2%)		(93,429)

Net Assets - 100.0%		330,993

Core Bond Fund	43

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	3	EUR	739	12/09	3
Euribor Futures (Germany)	6	EUR	1,474	03/10	8
Eurodollar Futures (CME)	53	USD	12,864	09/09	297
Eurodollar Futures (CME)	73	USD	17,872	12/09	213
Eurodollar Futures (CME)	18	USD	4,328	03/10	119
Eurodollar Futures (CME)	20	USD	4,911	06/10	12
Eurodollar Futures (CME)	2	USD	484	09/10	6
Eurodollar Futures (CME)	25	USD	6,123	12/10	(17)
Three Month Short Sterling Interest Rate Futures (UK)	1	GBP	119	12/09	6
Three Month Short Sterling Interest Rate Futures (UK)	2	GBP	245	03/10	—
Three Month Short Sterling Interest Rate Futures (UK)	4	GBP	489	06/10	—
Three Month Short Sterling Interest Rate Futures (UK)	4	GBP	488	09/10	(2)
Three Month Short Sterling Interest Rate Futures (UK)	4	GBP	486	12/10	(3)
Three Month Short Sterling Interest Rate Futures (UK)	2	GBP	242	03/11	(3)
United States Treasury 2 Year Notes	50	USD	10,825	09/09	(14)
United States Treasury 5 Year Notes	92	USD	10,694	09/09	(140)
United States Treasury 10 Year Notes	35	USD	4,145	09/09	(76)
United States Treasury 30 Year Bond	48	USD	5,563	09/09	118

Short Positions
Australian 3 Year Bond (Australia)	15	AUD	1,556	09/09	3
Euro-Bobl Futures (Germany)	14	EUR	1,616	09/09	—
Long Gilt Bond (UK)	3	GBP	352	09/09	(3)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					527

See accompanying notes which are an integral part of the financial statements.

44	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands

Options Written (Number of Contracts)	Notional Amount $	Market Value $

Swaptions
(Fund Receives/Fund Pays) USD 2.000%/USD Three Month LIBOR Jul 2009 0.00 Put (3)	2,000	(2)
USD 4.400%/USD Three Month LIBOR Aug 2009 0.00 Put (2)	1,600	(3)
USD 4.550%/USD Three Month LIBOR Aug 2009 0.00 Put (2)	1,500	(2)

Total Liability for Options Written (premiums received - $21)		(7)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	45

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	203	AUD	258	07/23/09	5
USD	240	AUD	297	09/16/09	(2)
USD	995	AUD	1,244	09/16/09	1
USD	201	BRL	412	08/04/09	8
USD	248	BRL	530	08/04/09	25
USD	147	CAD	161	08/04/09	(9)
USD	145	CAD	161	09/16/09	(6)
USD	193	CAD	212	09/16/09	(10)
USD	263	CAD	301	09/16/09	(4)
USD	242	CHF	259	09/16/09	(3)
USD	24	GBP	15	07/02/09	1
USD	202	GBP	122	07/02/09	(1)
USD	283	GBP	170	07/02/09	(3)
USD	121	GBP	74	09/16/09	1
USD	126	GBP	78	09/16/09	2
USD	129	GBP	77	09/16/09	(2)
USD	188	GBP	116	09/16/09	3
USD	405	GBP	255	09/16/09	14
USD	51	JPY	4,960	07/02/09	—
USD	107	JPY	10,523	07/16/09	2
USD	52	JPY	4,960	08/04/09	—
USD	244	JPY	23,375	09/16/09	(1)
USD	461	JPY	44,404	09/16/09	—
USD	97	NOK	617	09/16/09	(1)
USD	412	NOK	2,672	09/16/09	3
USD	72	NZD	116	09/16/09	3
USD	181	NZD	282	09/16/09	—
USD	208	NZD	330	09/16/09	4
AUD	370	CHF	316	09/16/09	(6)
AUD	370	CHF	316	09/16/09	1
AUD	157	EUR	88	09/16/09	(4)
AUD	157	EUR	88	09/16/09	1
AUD	237	EUR	137	09/16/09	2
AUD	237	EUR	137	09/16/09	—
AUD	309	EUR	176	09/16/09	(2)
AUD	309	EUR	176	09/16/09	1
AUD	92	JPY	7,097	09/16/09	(2)
AUD	92	JPY	7,097	09/16/09	2
AUD	154	JPY	11,636	09/16/09	(3)
AUD	154	JPY	11,636	09/16/09	—
AUD	302	JPY	23,312	09/16/09	(5)
AUD	302	JPY	23,312	09/16/09	5
AUD	1	USD	1	07/01/09	—
AUD	92	USD	72	09/16/09	(1)
AUD	96	USD	77	09/16/09	—
AUD	209	USD	168	09/16/09	—
BRL	82	USD	37	08/03/09	(5)
BRL	1,181	USD	550	08/04/09	(51)
CAD	211	CHF	201	09/16/09	3
CAD	211	CHF	201	09/16/09	1
CAD	117	EUR	74	09/16/09	2
CAD	117	EUR	74	09/16/09	1
CAD	54	USD	48	09/16/09	1

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

CAD	130	USD	116	09/16/09	4
CHF	80	USD	73	09/16/09	—
CHF	181	USD	169	09/16/09	3
CHF	260	USD	243	09/16/09	3
CHF	264	USD	242	09/16/09	(2)
CHF	265	USD	242	09/16/09	(2)
EUR	90	JPY	12,131	09/16/09	(1)
EUR	90	JPY	12,131	09/16/09	—
EUR	42	USD	59	07/01/09	—
EUR	18	USD	25	07/27/09	—
EUR	841	USD	1,173	07/27/09	(6)
EUR	80	USD	113	07/31/09	—
EUR	126	USD	178	07/31/09	—
EUR	510	USD	706	09/16/09	(9)
GBP	117	EUR	138	09/16/09	—
GBP	117	EUR	138	09/16/09	—
GBP	77	JPY	12,170	09/16/09	—
GBP	77	JPY	12,170	09/16/09	(1)
GBP	91	NZD	232	09/16/09	2
GBP	91	NZD	232	09/16/09	(3)
GBP	2	USD	3	07/01/09	—
GBP	10	USD	16	07/02/09	—
GBP	127	USD	196	07/02/09	(12)
GBP	172	USD	276	07/02/09	(7)
GBP	122	USD	202	08/06/09	1
GBP	170	USD	283	08/07/09	3
GBP	35	USD	58	09/16/09	—
GBP	75	USD	122	09/16/09	(1)
GBP	134	USD	219	09/16/09	(1)
JPY	11,261	AUD	147	09/16/09	—
JPY	11,261	AUD	147	09/16/09	1
JPY	35,432	CHF	389	09/16/09	(7)
JPY	35,432	CHF	389	09/16/09	(3)
JPY	12,662	GBP	80	09/16/09	—
JPY	12,662	GBP	80	09/16/09	—
JPY	4,960	USD	51	07/02/09	—
JPY	9,411	USD	96	07/16/09	(2)
JPY	14,221	USD	146	09/16/09	(2)
JPY	87,935	USD	898	09/16/09	(16)
NOK	628	SEK	771	09/16/09	—
NOK	628	SEK	771	09/16/09	2
NOK	1,241	SEK	1,530	09/16/09	3
NOK	1,241	SEK	1,530	09/16/09	3
NZD	155	EUR	70	09/16/09	(3)
NZD	155	EUR	70	09/16/09	1
NZD	228	EUR	103	09/16/09	(1)
NZD	228	EUR	103	09/16/09	(1)
NZD	150	USD	96	09/16/09	—
SEK	902	USD	115	09/16/09	(2)
SEK	927	USD	121	09/16/09	1

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(84)

See accompanying notes which are an integral part of the financial statements.

46	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	700	Three Month LIBOR	3.750%	12/16/24	34
Bank of America	USD	100	Three Month LIBOR	4.000%	12/17/29	3
Bank of America	USD	800	Three Month LIBOR	4.000%	12/17/29	24
Bank of America	USD	400	4.000%	Three Month LIBOR	12/16/19	2
Bank of America	USD	1,500	5.628%	Three Month LIBOR	06/16/36	369
Barclays Bank PLC	BRL	100	11.360%	Brazil Interbank Deposit Rate	01/04/10	—
Barclays Bank PLC	USD	146	Three Month LIBOR	4.420%	11/15/21	(5)
Barclays Bank PLC	USD	144	Three Month LIBOR	4.524%	11/15/21	(9)
Barclays Bank PLC	USD	530	Three Month LIBOR	4.633%	11/15/21	(40)
Barclays Bank PLC	USD	266	Three Month LIBOR	4.540%	11/15/21	(14)
BNP Paribas	EUR	500	2.090%	Consumer Price Index (France)	10/15/10	24
BNP Paribas	EUR	300	4.500%	Six Month EURIBOR	03/18/14	34
Deutsche Bank	EUR	1,350	Six Month EURIBOR	3.000%	12/16/14	11
Deutsche Bank	KRW	416,000	2.820%	Korean Interbank Offer Rate	01/28/11	(6)
Deutsche Bank	KRW	200,000	3.870%	Korean Interbank Offer Rate	06/12/11	1
Deutsche Bank	KRW	1,120,000	3.693%	Korean Interbank Offer Rate	06/26/11	3
Deutsche Bank	USD	5,700	2.250%	Three Month LIBOR	12/17/12	(69)
Deutsche Bank	USD	400	Three Month LIBOR	3.000%	12/16/14	6
Deutsche Bank	USD	300	Three Month LIBOR	3.750%	12/16/24	14
Deutsche Bank	USD	200	Three Month LIBOR	4.000%	12/17/29	6
Deutsche Bank	USD	200	4.000%	Three Month LIBOR	12/17/29	(6)
Deutsche Bank	AUD	200	4.500%	Three Month BBSW	06/15/11	—
Deutsche Bank	GBP	100	5.000%	Six Month LIBOR	03/18/14	11
Goldman Sachs	GBP	100	5.250%	Six Month LIBOR	03/18/14	13
HSBC	GBP	300	5.000%	Six Month LIBOR	09/17/13	33
JP Morgan	EUR	1,350	3.000%	Six Month LIBOR	12/16/14	(11)
JP Morgan	KRW	405,000	2.830%	Korean Interbank Offer Rate	01/28/11	(6)
JP Morgan	KRW	350,000	3.900%	Korean Interbank Offer Rate	06/15/11	2
JP Morgan	KRW	1,100,000	3.720%	Korean Interbank Offer Rate	06/22/11	3
JP Morgan	USD	600	Three Month LIBOR	3.500%	12/16/19	23
JP Morgan	USD	600	Three Month LIBOR	3.750%	12/16/24	29
JP Morgan	USD	400	Three Month LIBOR	3.750%	12/16/24	19
JP Morgan	USD	300	Three Month LIBOR	4.000%	12/17/29	9
JP Morgan	USD	200	4.000%	Three Month LIBOR	12/17/29	(6)
JP Morgan	USD	500	4.000%	Three Month LIBOR	12/17/29	(15)
Merrill Lynch	BRL	100	14.765%	Brazil Interbank Deposit Rate	01/02/12	4
Merrill Lynch	USD	1,500	4.000%	Three Month LIBOR	06/17/11	74
Merrill Lynch	BRL	200	12.948%	Brazil Interbank Deposit Rate	01/04/10	4
Merrill Lynch	BRL	700	11.980%	Brazil Interbank Deposit Rate	01/02/12	6
Merrill Lynch	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	12
Morgan Stanley	USD	1,500	4.000%	Three Month LIBOR	12/16/19	6
Morgan Stanley	BRL	400	12.670%	Brazil Interbank Deposit Rate	01/04/10	4
Royal Bank of Scotland	EUR	100	1.955%	Consumer Price Index (France)	03/28/12	7
Royal Bank of Scotland	GBP	200	5.250%	Six Month LIBOR	03/18/14	26
Royal Bank of Scotland	USD	1,100	4.000%	Three Month LIBOR	06/17/11	55
UBS	AUD	2,900	4.500%	Three Month LIBOR	06/15/11	(6)
UBS	AUD	1,600	4.250%	Six Month BBSW	09/15/11	(4)
UBS	BRL	400	12.410%	Brazil Interbank Deposit Rate	01/04/10	5
UBS	BRL	800	10.575%	Brazil Interbank Deposit Rate	01/02/12	(4)

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $172						675

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	47

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Arrow Electronics, Inc.	Citigroupglobal Markets, Inc.	0.087%	USD	135	(0.820%	)	03/20/14	—
Centex Corporation	JP Morgan	0.163%	USD	325	(4.400%	)	12/20/13	(37)
Citigroup, Inc.	Barclays Bank PLC	1.763%	USD	600	5.650%		03/20/13	(158)
Citigroup, Inc.	JP Morgan	1.763%	USD	200	5.170%		03/20/13	(55)
Darden Restaurants, Inc.	Deutsche Bank	0.129%	USD	400	(2.250%	)	03/20/14	(17)
Ford Motor Credit Co.	Barclays Bank PLC	0.929%	USD	1,000	6.150%		09/20/12	(81)
Ford Motor Credit Co.	Goldman Sachs	0.929%	USD	600	5.850%		09/20/12	(53)
Ford Motor Credit Co.	Merrill Lynch	2.128%	USD	200	5.000%		12/20/09	(15)
Gaz Capital for Gazprom	Barclays Bank PLC	0.495%	USD	300	1.600%		12/20/12	(30)
Gaz Capital for Gazprom	Morgan Stanely	0.493%	USD	100	2.180%		02/20/13	(8)
Gaz Capital for Gazprom	Morgan Stanely	0.493%	USD	1,000	2.480%		02/20/13	(69)
GE Capital Corp.	Banque National De Paris	0.372%	USD	400	1.100%		12/20/09	(5)
GE Capital Corp.	Citibank	0.417%	USD	200	4.000%		12/20/13	(1)
GE Capital Corp.	Deutsche Bank	0.417%	USD	100	(4.900%	)	12/20/13	3
General Motors Acceptance Corp.	Merrill Lynch	1.191%	USD	1,000	1.850%		09/20/09	(22)
Hewelett-Packard Co.	Citigroupglobal Markets, Inc.	0.051%	USD	135	(0.720%	)	03/20/14	(1)
Lowe’s Companies, Inc.	Citigroupglobal Markets, Inc.	0.074%	USD	340	(1.450%	)	03/20/14	(11)
Mexico Government International Bond	Morgan Stanely	0.161%	USD	100	0.750%		01/20/12	(2)
Nordstrom, Inc.	Deutsche Bank	0.221%	USD	425	(2.100%	)	03/20/14	2
Pulte Homes, Inc.	JP Morgan	0.241%	USD	725	(2.550%	)	12/20/13	(5)
Pulte Homes, Inc.	JP Morgan	0.238%	USD	1,000	(3.870%	)	03/20/14	(63)
SLM Corp.	Citibank	0.787%	USD	200	4.850%		03/20/13	(17)
The Home Depot, Inc.	Citigroupglobal Markets, Inc.	0.094%	USD	340	(3.250%	)	03/20/14	(34)

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - ($70)								(679)

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Barclays Bank PLC	USD	1,300	0.760%	01/25/38	(945)
ABX - HE Index for Sub-Prime Home Equity Sector	Citibank	USD	650	0.170%	05/25/46	(601)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	2,050	0.840%	10/12/52	951
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	1,300	0.090%	08/25/37	(965)
CMBX AJ Index	Bank of America	USD	100	0.840%	10/12/52	46
CMBX AJ Index	Barclays Bank PLC	USD	340	(0.840%)	10/12/52	157
CMBX AJ Index	Barclays Bank PLC	USD	360	(0.840%)	10/12/52	167
CMBX AJ Index	Deutsche Bank	USD	2,000	(1.500%)	12/20/13	21
CMBX AJ Index	Deutsche Bank	USD	3,000	(1.500%)	12/20/13	16
CMBX AJ Index	Deutsche Bank	USD	3,000	(1.500%)	12/20/13	21
Dow Jones CDX Index	Deutsche Bank	USD	778	0.708%	12/20/12	9
Dow Jones CDX Index	JP Morgan	USD	389	0.553%	12/20/17	(21)
Dow Jones CDX Index	Pershing LLC 1st Republic P.B. CNS	USD	194	0.548%	12/20/17	(11)

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - ($649)						(1,155)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($719)						(1,834)

See accompanying notes which are an integral part of the financial statements.

48	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Presentation of Portfolio Holdings — June 30, 2009 (Unaudited)

Portfolio Summary	Market Value $ Level 1	Market Value $ Level 2	Market Value $ Level 3	Total	% of Net Assets

Asset-Backed Securities	$—	$14,623,624	$280,704	$14,904,328	4.5
Corporate Bonds and Notes	—	67,864,847	—	67,864,847	20.5
International Debt	—	20,556,678	—	20,556,678	6.2
Loan Agreements	—	2,586,299	6,144	2,592,443	0.8
Mortgage-Backed Securities	—	242,448,682	—	242,448,682	73.2
Municipal Bonds	—	3,394,883	—	3,394,883	1.0
Non-US Bonds	—	1,565,895	55,902	1,621,797	0.5
United States Government Agencies	—	8,015,331	—	8,015,331	2.4
United States Government Treasuries	—	11,559,838	—	11,559,838	3.5
Preferred Stocks	632,625	—	—	632,625	0.2
Options Purchased	—	587,315	—	587,315	0.2
Short-Term Investments	20,784,000	17,197,372	—	37,981,372	11.5
Other Securities	—	12,261,809	—	12,261,809	3.7

Total Investments	21,416,625	402,662,573	342,750	424,421,948	128.2

Other Assets and Liabilities, Net					(28.2)

					100.0

Futures Contracts	527,472	—	—	527,472	0.2
Options Written	—	(6,854)	—	(6,854)	(—	)*
Foreign Currency Exchange Contracts	(3,089)	(80,600)	—	(83,689)	(—	)*
Interest Rate Swap Contracts	—	447,762	55,686	503,448	0.2
Credit Default Swap Contracts	—	(1,115,420)	—	(1,115,420)	(0.3)

Total Other Financial Instruments**	524,383	(755,112)	55,686	(175,043)

Total	$21,941,008	$401,907,461	$398,436	$424,246,905

*	Less than .05% of net assets.

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	49

Russell Investment Funds

Real Estate Securities Fund

Shareholder Expense Example — June 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2009	$1,000.00	$1,000.00
Ending Account Value
June 30, 2009	$911.10	$1,019.84
Expenses Paid During Period*	$4.74	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

50	Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.1%
Diversified - 8.9%
Agile Property Holdings, Ltd.	78,400	111
Allgreen Properties, Ltd.	228,000	157
British Land Co. PLC (ö)	107,703	679
Canadian Real Estate Investment Trust (ö)	20,506	434
CapitaLand, Ltd.	186,500	474
Castellum AB	11,825	75
Dexus Property Group (ö)	640,841	384
Gecina SA (ö)	1,885	117
GPT Group (ö)	729,027	284
Hang Lung Properties, Ltd. - ADR	117,000	386
Henderson Land Development Co., Ltd.	80,336	460
Hysan Development Co., Ltd.	163,470	419
ICADE (ö)	2,708	223
Keppel Land, Ltd.	181,500	275
Kerry Properties, Ltd.	61,500	273
Mirvac Group (ö)	211,339	182
Mitsubishi Estate Co., Ltd.	66,000	1,093
Mitsui Fudosan Co., Ltd.	54,100	937
New World Development, Ltd.	387,000	699
Shui On Land, Ltd.	225,200	153
Sino Land Co.	82,000	135
Sponda OYJ (Æ)	27,500	78
Stockland (ö)	154,524	396
Sun Hung Kai Properties, Ltd.	144,606	1,800
Suntec Real Estate Investment Trust (Æ)(ö)	115,000	68
Tokyo Tatemono Co., Ltd.	41,000	227
Tokyu Land Corp.	34,000	154
Unibail-Rodamco SE (ö)	6,341	947
Vornado Realty Trust (ö)(Ñ)	266,858	12,017
Washington Real Estate Investment Trust (ö)(Ñ)	96,198	2,152
Wharf Holdings, Ltd.	38,000	161

		25,950

Free Standing Retail - 1.0%
National Retail Properties, Inc. (ö)(Ñ)	136,100	2,361
Realty Income Corp. (ö)(Ñ)	25,900	568

		2,929

Health Care - 13.8%
Brookdale Senior Living, Inc.	20,372	198
Cogdell Spencer, Inc. (ö)	90,100	387
HCP, Inc. (ö)(Ñ)	425,368	9,014
Health Care REIT, Inc. (ö)	158,977	5,421
LTC Properties, Inc. (ö)	14,050	287
Medical Properties Trust, Inc. (ö)(Ñ)	117,904	716
Nationwide Health Properties, Inc. (ö)	323,362	8,323
Omega Healthcare Investors, Inc. (ö)	232,826	3,613
Senior Housing Properties Trust (ö)	289,080	4,718
Ventas, Inc. (ö)	254,437	7,598

		40,275

	Principal Amount ($) or Shares	Market Value $
Industrial - 5.5%
AMB Property Corp. (ö)(Ñ)	266,337	5,010
DCT Industrial Trust, Inc. (ö)	738,799	3,014
EastGroup Properties, Inc. (ö)	60,200	1,988
First Potomac Realty Trust (ö)	76,200	743
Goodman Group (ö)	257,232	75
ProLogis (ö)(Ñ)	605,255	4,878
ProLogis European Properties	55,519	212
Segro PLC (ö)	301,316	121

		16,041

Lodging/Resorts - 3.5%
DiamondRock Hospitality Co. (ö)	72,100	451
Host Hotels & Resorts, Inc. (ö)(Ñ)	725,900	6,090
LaSalle Hotel Properties (ö)(Ñ)	141,450	1,746
Orient-Express Hotels, Ltd. Class A	12,563	107
Shangri-La Asia, Ltd.	124,000	185
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	60,646	1,346
Sunstone Hotel Investors, Inc. (ö)	76,400	409

		10,334

Mixed Industrial/Office - 3.0%
Duke Realty Corp. (ö)	144,650	1,269
Liberty Property Trust (ö)	220,701	5,085
PS Business Parks, Inc. (ö)	47,672	2,309

		8,663

Office - 11.7%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	40,600	1,453
Beni Stabili SpA	93,795	73
BioMed Realty Trust, Inc. (ö)	231,076	2,364
Boston Properties, Inc. (ö)(Ñ)	290,092	13,837
Brandywine Realty Trust (ö)	87,518	652
Brookfield Properties Corp.	45,829	365
CapitaCommercial Trust (Æ)(ö)	234,000	131
Commonwealth Property Office Fund (ö)	222,611	148
Corporate Office Properties Trust SBI MD (ö)(Ñ)	86,800	2,546
Derwent London PLC (ö)	14,730	227
Government Properties Income Trust (Æ)(ö)	15,650	321
Great Portland Estates PLC (ö)	110,520	401
Highwoods Properties, Inc. (ö)	73,600	1,646
Hongkong Land Holdings, Ltd.	139,300	492
HRPT Properties Trust (ö)	154,800	628
ING Office Fund (ö)	134,865	50
ING Office Fund	55,464	21
Japan Prime Realty Investment Corp. Class A (ö)	41	89
Kenedix Realty Investment Corp. Class A (ö)	19	66
Kilroy Realty Corp. (ö)(Ñ)	199,298	4,094
Mack-Cali Realty Corp. (ö)	84,281	1,922

Real Estate Securities Fund	51

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Macquarie Office Trust (ö)	485,346	81
Nippon Building Fund, Inc. Class A (ö)	8	68
Nomura Real Estate Office Fund, Inc. Class A (ö)	13	83
NTT Urban Development Corp.	165	159
SL Green Realty Corp. (ö)(Ñ)	95,798	2,198

		34,115

Regional Malls - 11.9%
Aeon Mall Co., Ltd.	12,100	229
CBL & Associates Properties, Inc. (ö)	51,186	276
Macerich Co. (The) (ö)(Ñ)	193,501	3,408
Simon Property Group, Inc. (ö)	554,605	28,523
Taubman Centers, Inc. (ö)(Ñ)	33,800	908
Westfield Group (ö)	149,336	1,360

		34,704

Residential - 15.0%
American Campus Communities, Inc. (ö)(Ñ)	220,723	4,896
Apartment Investment & Management Co. Class A (ö)(Ñ)	81,471	721
AvalonBay Communities, Inc. (ö)(Ñ)	179,318	10,031
Boardwalk Real Estate Investment Trust (ö)	5,543	156
Camden Property Trust (ö)	175,926	4,856
China Overseas Land & Investment, Ltd.	342,200	792
China Resources Land, Ltd.	144,000	317
Country Garden Holdings Co.	345,000	160
Equity Lifestyle Properties, Inc. (ö)(Ñ)	61,281	2,279
Equity Residential (ö)	521,378	11,590
Essex Property Trust, Inc. (ö)(Ñ)	91,000	5,663
Mid-America Apartment Communities, Inc. (ö)	24,719	907
MRV Engenharia e Participacoes SA	6,192	86
PDG Realty SA Empreendimentos e Participacoes	7,500	81
Post Properties, Inc. (ö)	57,700	775
Shimao Property Holdings, Ltd.	227,500	440

		43,750

Self Storage - 6.3%
Extra Space Storage, Inc. (ö)(Ñ)	204,200	1,705
Public Storage (ö)	256,166	16,774

		18,479

Shopping Centers - 8.6%
Acadia Realty Trust (ö)	58,424	762
Corio NV (ö)	9,044	441
Federal Realty Investment Trust (ö)(Ñ)	149,330	7,694

A portion of the portfolio has been fair valued as of period end.

	Principal Amount ($) or Shares	Market Value $
Hammerson PLC (ö)	61,178	310
Kimco Realty Corp. (ö)	482,451	4,849
Kite Realty Group Trust (ö)	239,800	700
Link REIT (The) (ö)	28,128	60
Mercialys SA (ö)	4,766	147
Primaris Retail Real Estate Investment Trust (ö)	20,344	207
Regency Centers Corp. (ö)(Ñ)	241,999	8,448
Tanger Factory Outlet Centers (ö)	36,800	1,193
Weingarten Realty Investors (ö)	22,726	330

		25,141

Specialty - 6.9%
Digital Realty Trust, Inc. (ö)(Ñ)	270,716	9,705
DuPont Fabros Technology, Inc. (ö)	115,586	1,089
Entertainment Properties Trust (ö)(Ñ)	29,200	602
Plum Creek Timber Co., Inc. (ö)(Ñ)	195,804	5,831
Rayonier, Inc. (ö)	75,550	2,746

		19,973

Total Common Stocks (cost $298,766)		280,354

Short-Term Investments - 4.4%
Russell Investment Company Russell Money Market Fund (£)	12,923,000	12,923

Total Short-Term Investments (cost $12,923)		12,923

Other Securities - 23.1%
State Street Securities Lending Quality Trust (×)	68,752,224	67,243

Total Other Securities (cost $68,752)		67,243

Total Investments - 123.6% (identified cost $380,441)		360,520

Other Assets and Liabilities, Net - (23.6%)		(68,792)

Net Assets - 100.0%		291,728

See accompanying notes which are an integral part of the financial statements.

52	Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	7	AUD	9	7/1/2009	—
USD	7	AUD	9	7/1/2009	—
USD	35	AUD	43	7/1/2009	—
USD	1	AUD	1	7/2/2009	—
USD	1	AUD	1	7/2/2009	—
USD	7	AUD	9	7/2/2009	—
USD	7	AUD	9	7/2/2009	—
USD	15	AUD	18	7/2/2009	—
USD	20	AUD	25	7/6/2009	—
USD	9	BRL	18	7/1/2009	—
USD	9	EUR	7	7/1/2009	—
USD	9	EUR	6	7/1/2009	—
USD	35	EUR	25	7/1/2009	—
USD	13	EUR	9	7/2/2009	—
USD	244	EUR	5	7/2/2009	—
USD	12	GBP	7	7/1/2009	—
USD	13	GBP	8	7/2/2009	—
USD	3	JPY	333	7/1/2009	—
USD	164	JPY	15,647	7/1/2009	(2)
USD	10	JPY	1,005	7/2/2009	—
USD	17	SGD	25	7/1/2009	—
EUR	1	USD	1	7/1/2009	—
EUR	3	USD	4	7/2/2009	—
EUR	6	USD	9	7/2/2009	—
HKD	70	USD	9	7/2/2009	—
HKD	244	USD	31	7/2/2009	—
JPY	3,141	USD	33	7/1/2009	—
JPY	7,618	USD	80	7/1/2009	1
SGD	41	USD	28	7/1/2009	—
SGD	89	USD	61	7/2/2009	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(1)

See accompanying notes which are an integral part of the financial statements.

Real Estate Securities Fund	53

Russell Investment Funds

Real Estate Securities Fund

Presentation of Portfolio Holdings — June 30, 2009 (Unaudited)

Portfolio Summary	Market Value $ Level 1	Market Value $ Level 2	Market Value $ Level 3	Total	% of Net Assets

Diversified	$14,602,256	$11,348,139	$—	$25,950,395	8.9
Free Standing Retail	2,929,063	—	—	2,929,063	1.0
Health Care	40,274,688	—	—	40,274,688	13.8
Industrial	15,633,208	408,122	—	16,041,330	5.5
Lodging/Resorts	10,148,881	185,431	—	10,334,312	3.5
Mixed Industrial/Office	8,662,763	—	—	8,662,763	3.0
Office	32,047,047	2,068,208	—	34,115,255	11.7
Regional Malls	33,114,648	1,589,176	—	34,703,824	11.9
Residential	42,040,887	1,708,599	—	43,749,486	15.0
Self Storage	18,478,820	—	—	18,478,820	6.3
Shopping Centers	24,183,213	958,031	—	25,141,244	8.6
Specialty	19,972,794	—	—	19,972,794	6.9
Short-Term Investments	12,923,000	—	—	12,923,000	4.4
Other Securities	—	67,243,350	—	67,243,350	23.1

Total Investments	275,011,268	85,509,056	—	360,520,324	123.6

Other Assets and Liabilities, Net					(23.6)

					100.0

Foreign Currency	(558)	—	—	(558)	(—	)*

Total Other Financial Instruments**	(558)	—	—	(558)

Total	$275,010,711	$85,509,056	$—	$360,519,767

*	Less than .05% of net assets.

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

See accompanying notes which are an integral part of the financial statements.

54	Real Estate Securities Fund

Russell Investment Funds

Notes to Schedules of Investments — June 30, 2009 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(Ø)	In default.
(ß)	Illiquid security.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(£)	A portion of this asset has been segregated to cover the liability caused by the valuation of the State Street Securities Lending Quality Trust Fund.

Abbreviations:

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt

ADS - American Depositary Share

BBSW - Australian Bank Bill Short Term Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

EURIBOR - Euro Interbank Offered Rate

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Foreign Currency Abbreviations:

ARS - Argentine peso	HKD - Hong Kong dollar	PLN - Polish zloty
AUD - Australian dollar	HUF - Hungarian forint	RUB - Russian ruble
BRL - Brazilian real	IDR - Indonesian rupiah	SEK - Swedish krona
CAD - Canadian dollar	ILS - Israeli shekel	SGD - Singapore dollar
CHF - Swiss franc	INR - Indian rupee	SKK - Slovakian koruna
CLP - Chilean peso	JPY - Japanese yen	THB - Thai baht
CNY - Chinese renminbi yuan	KES - Kenyan schilling	TRY - Turkish lira
COP - Colombian peso	KRW - South Korean won	TWD - Taiwanese dollar
CRC - Costa Rica colon	MXN - Mexican peso	USD - United States dollar
CZK - Czech koruna	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
DKK - Danish krone	NOK - Norweigian Krone	VND - Vietnamese dong
EGP - Egyptian pound	NZD - New Zealand dollar	ZAR - South African rand
EUR - Euro	PEN - Peruvian nouveau sol
GBP - British pound sterling	PHP - Philippine peso

Notes to Schedules of Investments	55

Russell Investment Funds

Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

Amounts in thousands	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Real Estate Securities Fund

Assets
Investments, at identified cost	$339,570	$183,042	$314,266	$450,277	$380,441
Investments, at market***	330,885	181,431	281,783	424,422	360,520
Cash	—	—	—	117	—
Cash (restricted)	2,500	1,200	2,800	1,651	—
Foreign currency holdings*	—	—	1,551	287	150
Unrealized appreciation on foreign currency exchange contracts	—	—	317	119	1
Receivables:
Dividends and interest	320	137	658	2,421	1,269
Dividends from affiliated RIC Russell Money Market Fund	3	2	4	3	2
Investments sold	2,869	1,405	77	54,126	687
Fund shares sold	30	152	92	63	67
Foreign taxes recoverable	—	—	170	—	—
Daily variation margin on futures contracts	—	—	69	472	—
Prepaid expenses	1	—	1	7	1
Interest rate swap contracts, at market value****	—	—	—	876	—
Credit default swap contracts, at market value*****	—	—	—	1,393	—

Total assets	336,608	184,327	287,522	485,957	362,697

Liabilities
Payables:
Due to Custodian or Broker	—	—	6	1,112	—
Investments purchased	3,001	2,064	880	135,467	1,907
Fund shares redeemed	108	37	45	131	13
Accrued fees to affiliates	202	89	194	140	211
Other accrued expenses	51	57	120	69	84
Daily variation margin on futures contracts	133	14	236	156	—
Deferred tax liability	—	—	4	—	—
Other payable	—	—	—	1,714	—
Unrealized depreciation on foreign currency exchange contracts	—	—	63	203	2
Options written, at market value**	—	—	—	7	—
Payable upon return of securities loaned	25,155	54,938	18,014	12,537	68,752
Interest rate swap contracts, at market value****	—	—	—	201	—
Credit default swap contracts, at market value*****	—	—	—	3,227	—

Total liabilities	28,650	57,199	19,562	154,964	70,969

Net Assets	$307,958	$127,128	$267,960	$330,993	$291,728

See accompanying notes which are an integral part of the financial statements.

56	Statement of Assets and Liabilities

Russell Investment Funds

Statements of Assets and Liabilities, continued — June 30, 2009 (Unaudited)

Amounts in thousands	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Real Estate Securities Fund

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$831	$144	$1,920	$5,684	$2,376
Accumulated net realized gain (loss)	(136,464)	(83,602)	(101,446)	(1,362)	(133,326)
Unrealized appreciation (depreciation) on:
Investments	(8,685)	(1,611)	(32,487)	(25,855)	(19,921)
Futures contracts	(518)	(274)	(352)	527	—
Options written	—	—	—	14	—
Credit default swap contracts	—	—	—	(1,115)	—
Interest rate swap contracts	—	—	—	503	—
Foreign currency-related transactions	—	—	268	(78)	(1)
Shares of beneficial interest	322	166	344	342	349
Additional paid-in capital	452,472	212,305	399,713	352,333	442,251

Net Assets	$307,958	$127,128	$267,960	$330,993	$291,728

Net Asset Value, offering and redemption price per share:
Net asset value per share******	$9.56	$7.64	$7.78	$9.68	$8.37
Net assets	$307,958,330	$127,128,121	$267,959,540	$330,993,177	$291,728,211
Shares outstanding ($.01 par value)	32,215,588	16,640,498	34,445,864	34,202,408	34,851,934
Amounts in thousands
* Foreign currency holdings - cost	$—	$—	$1,551	$287	$150
** Premiums received on options written	$—	$—	$—	$21	$—
*** Securities on loan included in investments	$24,507	$53,143	$17,804	$12,306	$67,383
**** Interest rate swap contracts - premiums paid (received)	$—	$—	$—	$172	$—
***** Credit default swap contracts - premiums paid (received)	$—	$—	$—	$(719)	$—
****** Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities	57

Russell Investment Funds

Statements of Operations — For the Period Ended June 30, 2009 (Unaudited)

Amounts in thousands	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Real Estate Securities Fund

Investment Income
Dividends	$2,917	$854	$5,202	$—	$6,152
Dividends from affiliated money market funds	46	2	49	61	28
Interest	—	—	—	8,652	—
Securities lending income	204	227	195	69	397
Less foreign taxes withheld	—	—	(529)	—	—

Total investment income	3,167	1,083	4,917	8,782	6,577

Expenses
Advisory fees	1,037	520	1,077	858	1,053
Administrative fees	71	29	60	78	66
Custodian fees	87	121	260	174	150
Transfer agent fees	6	3	5	7	6
Professional fees	36	22	34	39	35
Trustees’ fees	4	2	4	5	4
Printing fees	3	1	2	4	3
Miscellaneous	8	4	2	7	5

Expenses before reductions	1,252	702	1,444	1,172	1,322
Expense reductions	(34)	(102)	(153)	(107)	—

Net expenses	1,218	600	1,291	1,065	1,322

Net investment income (loss)	1,949	483	3,626	7,717	5,255

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(52,053)	(27,228)	(20,990)	(116)	(51,866)
Futures contracts	770	840	2,070	1,635	—
Options written	—	—	—	(1,005)	—
Credit default swap contracts	—	—	—	(2,018)	—
Interest rate swap contracts	—	—	—	2,384	—
Foreign currency-related transactions	—	—	2,312	(153)	8

Net realized gain (loss)	(51,283)	(26,388)	(16,608)	727	(51,858)

Net change in unrealized appreciation (depreciation) on:
Investments	70,017	34,373	28,778	9,739	27,259
Futures contracts	(972)	(917)	(865)	(1,821)	—
Options written	—	—	—	1,456	—
Credit default swap contracts	—	—	—	606	—
Interest rate swap contracts	—	—	—	450	—
Foreign currency-related transactions	—	—	(1,243)	108	3

Net change in unrealized appreciation (depreciation)	69,045	33,456	26,670	10,538	27,262

Net realized and unrealized gain (loss)	17,762	7,068	10,062	11,265	(24,596)

Net Increase (Decrease) in Net Assets from Operations	$19,711	$7,551	$13,688	$18,982	$(19,341)

See accompanying notes which are an integral part of the financial statements.

58	Statements of Operations

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Russell Investment Funds

Statements of Changes in Net Assets

	Multi-Style Equity Fund		Aggressive Equity Fund
Amounts in thousands	Period Ended June 30, 2009 (Unaudited)	Fiscal Year Ended December 31, 2008	Period Ended June 30, 2009 (Unaudited)	Fiscal Year Ended December 31, 2008

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,949	$6,074	$483	$1,551
Net realized gain (loss)	(51,283)	(81,223)	(26,388)	(55,173)
Net change in unrealized appreciation (depreciation)	69,045	(125,100)	33,456	(45,658)

Net increase (decrease) in net assets from operations	19,711	(200,249)	7,551	(99,280)

Distributions
From net investment income	(2,808)	(5,806)	(339)	(1,578)
From net realized gain	—	(3,972)	—	(44)

Net decrease in net assets from distributions	(2,808)	(9,778)	(339)	(1,622)

Share Transactions
Net increase (decrease) in net assets from share transactions	(7,156)	28,316	(3,172)	(4,937)

Total Net Increase (Decrease) in Net Assets	9,747	(181,711)	4,040	(105,839)

Net Assets
Beginning of period	298,211	479,922	123,088	228,927

End of period	$307,958	$298,211	$127,128	$123,088

Undistributed (overdistributed) net investment income included in net assets	$831	$1,690	$144	$—

See accompanying notes which are an integral part of the financial statements.

60	Statements of Changes in Net Assets

Non-U.S. Fund		Core Bond Fund		Real Estate Securities Fund
Period Ended June 30, 2009 (Unaudited)	Fiscal Year Ended December 31, 2008	Period Ended June 30, 2009 (Unaudited)	Fiscal Year Ended December 31, 2008	Period Ended June 30, 2009 (Unaudited)	Fiscal Year Ended December 31, 2008

$3,626	$7,095	$7,717	$16,634	$5,255	$11,970
(16,608)	(87,637)	727	8,473	(51,858)	(72,571)
26,670	(106,389)	10,538	(40,513)	27,262	(115,578)

13,688	(186,931)	18,982	(15,406)	(19,341)	(176,179)

(3,432)	—	(4,871)	(14,176)	(6,892)	(8,443)
—	(3,345)	(2,610)	(6,979)	—	—

(3,432)	(3,345)	(7,481)	(21,155)	(6,892)	(8,443)

1,954	14,340	383	9,603	14,545	(771)

12,210	(175,936)	11,884	(26,958)	(11,688)	(185,393)

255,750	431,686	319,109	346,067	303,416	488,809

$267,960	$255,750	$330,993	$319,109	$291,728	$303,416

$1,920	$1,726	$5,684	$2,838	$2,376	$4,013

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	61

Russell Investment Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Multi-Style Equity Fund
June 30, 2009*	9.00	.06	.59	.65	(.09)	—	(.09)
December 31, 2008	15.65	.19	(6.52)	(6.33)	(.19)	(.13)	(.32)
December 31, 2007	14.93	.16	1.37	1.53	(.16)	(.65)	(.81)
December 31, 2006	13.37	.14	1.55	1.69	(.13)	—	(.13)
December 31, 2005	12.60	.12	.79	.91	(.14)	—	(.14)
December 31, 2004	11.56	.11	1.02	1.13	(.09)	—	(.09)
Aggressive Equity Fund
June 30, 2009*	7.18	.05	.43	.48	(.02)	—	(.02)
December 31, 2008	12.99	.09	(5.81)	(5.72)	(.09)	— (d)	(.09)
December 31, 2007	14.45	.06	.40	.46	(.05)	(1.87)	(1.92)
December 31, 2006	14.40	.03	2.10	2.13	(.03)	(2.05)	(2.08)
December 31, 2005	14.90	.03	.90	.93	(.03)	(1.40)	(1.43)
December 31, 2004	13.47	.02	1.95	1.97	(.02)	(.52)	(.54)
Non-U.S. Fund
June 30, 2009*	7.48	.11	.29	.40	(.10)	—	(.10)
December 31, 2008	13.20	.21	(5.83)	(5.62)	—	(.10)	(.10)
December 31, 2007	15.01	.25	1.14	1.39	(.38)	(2.82)	(3.20)
December 31, 2006	12.68	.23	2.75	2.98	(.35)	(.30)	(.65)
December 31, 2005	11.33	.16	1.38	1.54	(.19)	—	(.19)
December 31, 2004	9.76	.11	1.66	1.77	(.20)	—	(.20)
Core Bond Fund
June 30, 2009*	9.33	.23	.34	.57	(.15)	(.07)	(.22)
December 31, 2008	10.32	.47	(.86)	(.39)	(.39)	(.21)	(.60)
December 31, 2007	10.14	.51	.20	.71	(.53)	—	(.53)
December 31, 2006	10.23	.45	(.08)	.37	(.46)	—	(.46)
December 31, 2005	10.50	.38	(.17)	.21	(.37)	(.11)	(.48)
December 31, 2004	10.47	.24	.24	.48	(.26)	(.19)	(.45)
Real Estate Securities Fund
June 30, 2009*	9.30	.15	(.88)	(.73)	(.20)	—	(.20)
December 31, 2008	15.22	.38	(6.03)	(5.65)	(.27)	—	(.27)
December 31, 2007	21.34	.35	(3.68)	(3.33)	(.47)	(2.32)	(2.79)
December 31, 2006	17.28	.37	5.72	6.09	(.39)	(1.64)	(2.03)
December 31, 2005	17.09	.32	1.82	2.14	(.37)	(1.58)	(1.95)
December 31, 2004	13.71	.36	4.33	4.69	(.36)	(.95)	(1.31)

See accompanying notes which are an integral part of the financial statements.

62	Financial Highlights

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

9.56	6.23	307,958.86		.88	1.37	69
9.00	(41.15)	298,211.87		.89	1.50	135
15.65	10.36	479,922.87		.87	1.04	136
14.93	12.75	417,507.87		.87	1.03	128
13.37	7.27	349,659.83		.87	.94	130
12.60	9.81	332,759.87		.88	.96	123

7.64	4.40	127,128	1.04	1.21	1.47	106
7.18	(44.16)	123,088	1.05	1.18	.84	161
12.99	3.42	228,927	1.05	1.13	.39	180
14.45	14.79	223,646	1.05	1.12	.16	184
14.40	6.36	204,292.99		1.13	.21	130
14.90	14.73	195,583	1.05	1.17	.17	150

7.78	4.88	267,960	1.08	1.21	3.03	91
7.48	(42.79)	255,750	1.15	1.21	2.01	123
13.20	10.12	431,686	1.15	1.18	1.70	106
15.01	23.64	369,884	1.15	1.21	1.64	111
12.68	13.69	302,261	1.12	1.26	1.41	88
11.33	18.30	258,766	1.15	1.28	1.11	73

9.68	5.96	330,993.68		.75	4.94	60
9.33	(3.87)	319,109.70		.77	4.70	164
10.32	7.24	346,067.70		.78	5.04	965
10.14	3.72	265,783.70		.73	4.40	453
10.23	2.01	216,774.70		.72	3.70	193
10.50	4.66	175,851.70		.73	2.41	216

8.37	(8.89)	291,728	1.00	1.00	3.99	56
9.30	(37.76)	303,416.96		.96	2.72	71
15.22	(15.86)	488,809.92		.92	1.75	77
21.34	35.84	625,477.90		.91	1.86	53
17.28	12.96	443,092.91		.91	1.86	64
17.09	34.88	379,733.92		.92	2.43	47

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	63

Russell Investment Funds

Notes to Financial Highlights — June 30, 2009 (Unaudited)

*	For the period ended June 30, 2009 (Unaudited)
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Less than $.01 per share.
(e)	May reflect amounts waived and/or reimbursed by RIMCo and/or RFSC custody credit arrangements.

See accompanying notes which are an integral part of the financial statements.

64	Notes to Financial Highlights

Russell Investment Funds

Notes to Financial Statements — June 30, 2009 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Management Company (“RIMCo”) is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures and pricing services which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and rights/warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Bank loans and forwards: Mean between bid and asking price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier;

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments as to the fair value of securities. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

Notes to Financial Statements	65

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. Index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds’ investments for the period ended June 30, 2009 are disclosed in the Presentation of Portfolio Holdings.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending June 30, 2009 were as follows:

	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund

Balance as of 01/01/09	$1,070,925	$11,611	$3,687,314
Accrued discounts/(premiums)	—	—	48,523
Realized gain/(loss)	(2,581,364)	(182,660)	31,224
Net changes in unrealized appreciation/(depreciation) from investments still held as of 06/30/09	(768,573)	(204,949)	287,136
Net purchases (sales)	2,279,632	1,465,397	(2,596,695)
Net transfers in and/or out of Level 3	—	(1,061,002)	(1,059,066)

Balance as of 06/30/09	$620	$28,397	$398,436

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

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Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

In accordance with the provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109” (“FIN 48”), management has reviewed the Funds’ tax positions for all open tax years, and concluded that adoption had no effect on the Funds’ financial position or results of operations. At June 30, 2009, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Each Fund files a U. S. tax return. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending December 31, 2005 through December 31, 2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays income distributions annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

Expenses

The Funds will pay their own expenses other than those expressly assumed by RIMCo or RFSC. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund’s books and

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the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Non-U.S. Fund may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which it invests. The Non-U.S. Fund may record a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30, 2009. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Fund. The amounts related to capital gains taxes are included in net realized gain (loss) on investments in the Statements of Operations for the Fund. The Non-U.S. Fund incurred a deferred tax liability of $3,570 but had no capital gains taxes for the period ended June 30, 2009.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting its investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds, other than the Real Estate Securities Fund, may pursue their strategy to be fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though their cash reserves were actually invested in those markets. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The Funds adopted FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities.

The fair values of the Fund’s derivative instruments categorized by risk exposure for the period ended June 30, 2009 were as follows:

(Amounts in thousands)
Derivatives not accounted for as hedging instruments under Statement 133	Multi-Style Equity Fund		Aggressive Equity Fund		Non-U.S. Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Credit Contracts	$—	$—	$—	$—	$—	$—
Equity Contracts*	—	518	—	274	54	406
Foreign Currency Contracts	—	—	—	—	317	63
Interest Rate Contracts*	—	—	—	—	—	—

Total	$—	$518	$—	$274	$377	$475

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities

68	Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

Derivatives not accounted for as hedging instruments under Statement 133	Core Bond Fund		Real Estate Securities Fund
	Assets	Liabilities	Assets	Liabilities

Credit Contracts	$1,393	$3,227	$—	$—
Equity Contracts*	—	—	—	—
Foreign Currency Contracts	119	203	1	2
Interest Rate Contracts*	2,248	466	—	—

Total	$3,760	$3,896	$1	$2

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2009 were as follows:

(Amounts in thousands)
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under Statement 133	Futures	Forward Currency Contracts	Options	Swaps	Other	Total

Multi-Style Equity Fund
Credit Contracts	$—	$—	$—	$—	$—	$—
Equity Contracts	770	—	—	—	—	770
Foreign Currency Contracts	—	—	—	—	—	—
Interest Rate Contracts	—	—	—	—	—	—

Total	$770	$—	$—	$—	$—	$770

Aggressive Equity Fund
Credit Contracts	$—	$—	$—	$—	$—	$—
Equity Contracts	840	—	—	—	—	840
Foreign Currency Contracts	—	—	—	—	—	—
Interest Rate Contracts	—	—	—	—	—	—

Total	$840	$—	$—	$—	$—	$840

Non-U.S. Fund
Credit Contracts	$—	$—	$—	$—	$—	$—
Equity Contracts	2,070	—	—	—	—	2,070
Foreign Currency Contracts	—	2,188	—	—	—	2,188
Interest Rate Contracts	—	—	—	—	—	—

Total	$2,070	$2,188	$—	$—	$—	$4,258

Core Bond Fund
Credit Contracts	$—	$—	$—	$(2,018)	$—	$(2,018)
Equity Contracts	—	—	—	—	—	—
Foreign Currency Contracts	—	(151)	—	—	—	(151)
Interest Rate Contracts	1,635	—	(1,418)	2,384	—	2,601

Total	$1,635	$(151)	$(1,418)	$366	$—	$432

Real Estate Securities Fund
Credit Contracts	$—	$—	$—	$—	$—	$—
Equity Contracts	—	—	—	—	—	—
Foreign Currency Contracts	—	25	—	—	—	25
Interest Rate Contracts	—	—	—	—	—	—

Total	$—	$25	$—	$—	$—	$25

Notes to Financial Statements	69

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Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under Statement 133	Futures	Forward Currency Contracts	Options	Swaps	Other	Total

Multi-Style Equity Fund
Credit Contracts	$—	$—	$—	$—	$—	$—
Equity Contracts	(972)	—	—	—	—	(972)
Foreign Currency Contracts	—	—	—	—	—	—
Interest Rate Contracts	—	—	—	—	—	—

Total	$(972)	$—	$—	$—	$—	$(972)

Aggressive Equity Fund
Credit Contracts	$—	$—	$—	$—	$—	$—
Equity Contracts	(917)	—	—	—	—	(917)
Foreign Currency Contracts	—	—	—	—	—	—
Interest Rate Contracts	—	—	—	—	—	—

Total	$(917)	$—	$—	$—	$—	$(917)

Non-U.S. Fund
Credit Contracts	$—	$—	$—	$—	$—	$—
Equity Contracts	(865)	—	—	—	—	(865)
Foreign Currency Contracts	—	(1,346)	—	—	—	(1,346)
Interest Rate Contracts	—	—	—	—	—	—

Total	$(865)	$(1,346)	$—	$—	$—	$(2,211)

Core Bond Fund
Credit Contracts	$—	$—	$—	$606	$—	$606
Equity Contracts	—	—	—	—	—	—
Foreign Currency Contracts	—	86	—	—	—	86
Interest Rate Contracts	(1,821)	—	296	450	—	(1,075)

Total	$(1,821)	$86	$296	$1,056	$—	$(383)

Real Estate Securities Fund
Credit Contracts	$—	$—	$—	$—	$—	$—
Equity Contracts	—	—	—	—	—	—
Foreign Currency Contracts	—	1	—	—	—	1
Interest Rate Contracts	—	—	—	—	—	—

Total	$—	$1	$—	$—	$—	$1

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). In addition, the Real Estate Securities Fund may enter into foreign exchange contracts for trade settlement purposes. From time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

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Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

For the period ended June 30, 2009, the following funds entered into foreign currency exchange contracts primarily for the strategies listed below:

•	Non-U.S. Fund — hedging

•	Core Bond Fund — hedging and return enhancement

•	Real Estate Securities Fund — trade settlement

Forward Commitments

Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the period ended June 30, 2009, there were no unfunded loan commitments in the Core Bond Fund.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Notes to Financial Statements	71

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A Fund may enter into a swaption (swap option). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s Statement of Assets and Liabilities.

For the period ended June 30, 2009, the Core Bond Fund purchased/sold options primarily for exposing cash reserves and return enhancement.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended June 30, 2009, the following funds entered into future contracts primarily for the strategies listed below:

•	Multi-Style Equity Fund — exposing cash reserves

•	Aggressive Equity Fund — exposing cash reserves

•	Non U.S. Fund — exposing cash reserves

•	Core Bond Fund — exposing cash reserves, hedging and return enhancement

As June 30, 2009, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral

Multi-Style Equity Fund	$2,500,000
Aggressive Equity Fund	1,200,000
Non-U.S. Fund	2,800,000
Core Bond Fund	630,200

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default and currency swaps. The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a

72	Notes to Financial Statements

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daily basis. The Funds will not enter into any swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become more liquid.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds will only enter into swap agreements with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds’ repurchase agreement guidelines.

As of June 30, 2009, included in the Statement of Assets and Liabilities, the Core Bond Fund had cash collateral balances in connection with swaps contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker

Core Bond Fund	$1,021,231	$980,000

Credit Default Swaps

FASB issued FASB Staff Position (“FSP”) No. 133-1 and 45-4 “Disclosures about Credit Derivatives and Certain Guarantees” which requires enhanced disclosure about the Funds’ credit derivatives. Management adopted FSP No. 133-1 and 45-4 on December 31, 2008.

The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap. Depending on the terms of the contract, the credit default swap may be closed via physical settlement. However, if there is instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

For the period ended June 30, 2009, the Core Bond Fund entered into credit default swaps primarily for hedging and return enhancement.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the

Notes to Financial Statements	73

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underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit-default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2009 for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when its purchases a credit default swap. As a buyer of credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

Swap agreements generally are entered into by “eligible participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique were not used.

74	Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended June 30, 2009, the Core Bond Fund entered into interest rate swaps primarily for hedging and return enhancement.

Index Swaps

Certain Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended June 30, 2009, the Core Bond Fund entered into index rate swaps primarily for hedging and return enhancement.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Repurchase Agreements

The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreement transactions generally and will evaluate the credit worthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

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Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refers to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgages loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgage that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

76	Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

To be announced (“TBA”) is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of June 30, 2009, the Core Bond Fund had cash collateral balances in connection with TBAs totaling $132,000.

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the assets recorded in the financial statements (the “Assets”). Assets which potentially expose the Funds to credit risk consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc., among other Lehman subsidiaries, filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The court overseeing the Lehman Brothers Inc. case has set a claims filing deadline of January 30, 2009 for all customer claims and June 1, 2009 for all general creditor claims related to Lehman Brothers Inc. To the extent that the Funds held accounts with

Notes to Financial Statements	77

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

Lehman Brothers Inc., the Funds filed the appropriate customer claims on January 29, 2009. The court overseeing the bankruptcy proceedings for the remaining U.S. Lehman entities has set a claims filing deadline of September 22, 2009 for all claims affecting the Funds.

The Core Bond Fund and Non-U.S. Fund had direct holdings swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers or counterparties at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings associated with Lehman Brothers have been written down to their estimated recoverable values. Unrealized gain on foreign exchange swaps or other derivatives transactions have been written down to zero, while anticipated losses for such transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statement of Assets and Liabilities and net changes in realized gain (loss) or unrealized appreciation (depreciation) on the Statements of Operations.

RIMCo or the Funds’ Money Managers have delivered notices of default and early termination to the relevant Lehman Brothers entities where required. For transactions with Lehman Brothers counterparties, RIMCo or the Funds’ Money Managers have terminated trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

3.	Investment Transactions

Securities

During the period ended June 30, 2009, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

Funds	Purchases	Sales

Multi-Style Equity	$183,414,394	$181,227,928
Aggressive Equity	112,779,521	112,975,931
Non-U.S.	206,577,661	192,134,885
Core Bond	65,511,562	61,084,295
Real Estate Securities	160,407,418	146,158,650

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

Funds	Purchases	Sales

Core Bond	$168,390,981	$170,480,412

Written Options Contracts

Transactions in written options contracts for the period ended June 30, 2009 were as follows:

	Core Bond
	Number of Contracts	Premiums Received

Outstanding December 31, 2008	59	$579,985
Opened	47	54,881
Closed	(11)	(542,983)
Expired	(88)	(70,668)

Outstanding June 30, 2009	7	$21,215

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Corporation (“State Street”), in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedule of Investments. The collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by

78	Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for Non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

The Funds that participate in securities lending have cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”). The short-term portfolio instruments held by SLQT are valued on the basis of amortized cost. Issuances and redemptions of interests in SLQT are made on each business day (“valuation date”). Currently, interests in SLQT are purchased and redeemed at a constant net asset value of $1.00 per unit for daily operational liquidity purposes, although redemptions for certain other purposes may be in-kind. In the event that a significant disparity develops between the net asset value based on amortized cost and the market based net asset value of SLQT, the Trustee of SLQT may determine that continued redemption at a constant $1.00 net asset value would create inequitable results for the SLQT’s interest holders. In these circumstances, the Trustee of SLQT, in its sole discretion and acting on behalf of the SLQT interest holders, may direct that interests be redeemed at the market-based net asset value until such time as the disparity between the market-based and the constant net asset value per unit is deemed to be insignificant.

At June 30, 2009, the SLQT Fund was transacting at its amortized cost value of $1.00 per unit for daily operational liquidity purposes. The SLQT’s market value per unit is lower than its amortized cost value per unit. Effective February 10, 2009, the Funds began valuing the units of SLQT for purposes of the Funds’ daily valuation calculation at the unit’s market value rather than the unit’s amortized cost value.

As of June 30, 2009, the non-cash collateral received for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding

Multi-Style Equity	$121,018	Pool of US Government Securities and Corporate Bonds
Aggressive Equity	$6,993	Pool of US Government Securities and Corporate Bonds

Custodian

The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ expenses. During the period ended June 30, 2009, the Funds’ custodian fees were reduced by the following amounts under these arrangements which are included in expense reductions on the Statements of Operations:

Funds	Custody Credit Amount

Multi-Style Equity	$51
Aggressive Equity	21
Non-U.S.	44
Core Bond	15
Real Estate Securities	1

Brokerage Commissions

The Funds effect certain transactions through LJR Recapture Services, division of BNY ConvergeEX Execution Solution LLC (“LJR”) and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through LJR and its correspondents are used to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to generate commission rebates to the Funds, the Funds’ money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors.

LJR may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once RIMCo’s research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

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Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

Additionally, the Fund paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Adviser.

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell Investment Company (“RIC”) Russell Money Market Fund. As of June 30, 2009, $78,640,000 represents Investment Company Funds in the RIC Russell Money Market Fund. RIC is a registered investment company that employs the same investment adviser as the Investment Company.

The advisory and administrative fees are based upon the average daily net assets of each Fund at the rates specified in the table below, are payable monthly and total $4,544,581 and $303,551 respectively, for the period ended June 30, 2009.

	Annual Rate
Funds	Adviser	Administrator
Multi-Style Equity	0.73%	0.05%
Aggressive Equity	0.90	0.05
Non-U.S. Equity	0.90	0.05
Core Bond	0.55	0.05
Real Estate Securities	0.80	0.05

RIMCo agreed to certain waivers of its advisory fees as follows:

For the Multi-Style Equity Fund, RIMCo had contractually agreed to waive, until April 29, 2009, a portion of its 0.73% advisory fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceeded 0.87% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceeded 0.87% of the average daily net assets on an annual basis. Direct Fund-level expenses did not include expenses of other investment companies in which the Fund invested which were borne indirectly by the Fund. The total amount of the waiver for the period ended June 30, 2009 was $33,626. There were no reimbursements during the period.

For the Aggressive Equity Fund, RIMCo had contractually agreed to waive, until April 29, 2009, a portion of its 0.90% advisory fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceeded 1.05% of the Fund’s average daily net assets on an annual basis and to then reimburse the Fund for all remaining expenses, after fee waivers, that exceeded 1.05% of the average daily net assets on an annual basis. Direct Fund-level expenses did not include expenses of other investment companies in which the Fund invested which were borne indirectly by the Fund.

For the Aggressive Equity Fund, effective May 1, 2009, RIMCo has contractually agreed, until April 30, 2010, to waive 0.06% of its 0.90% advisory fee. The waiver may not be terminated during the relevant period except at the Board’s discretion. The total amount of the waiver for the period ended June 30, 2009 was $101,928. There were no reimbursements during the period.

For the Non-U.S. Fund, RIMCo had contractually agreed to waive, until April 29, 2009, a portion of its 0.90% advisory fee, up to the full amount of that fee, equal to amount by which the Fund’s total direct Fund-level operating expenses exceeded 1.15% of the Fund’s average daily net assets on an annual basis and to then reimburse the Fund for all remaining expenses, after fee waivers, that exceeded 1.15% of the average daily net assets on an annual basis. Direct Fund-level expenses did not include expenses of other investment companies in which the Fund invested which were borne indirectly by the Fund.

For the Non-U.S. Fund, effective May 1, 2009, RIMCo has contractually agreed, until April 30, 2010, to waive 0.06% of its 0.90% advisory fee. The waiver may not be terminated during the relevant period except at the Board’s discretion. The total amount of the waiver for the period ended June 30, 2009 was $153,173. There were no reimbursements during the period.

For the Core Bond Fund RIMCo had contractually agreed to waive, until April 29, 2009, a portion of its 0.55% advisory fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceeded 0.70% of the Fund’s average daily net assets on an annual basis and to then reimburse the Fund for all remaining expenses, after fee waivers, that exceeded 0.70% of the average daily net assets on an annual basis Direct Fund-level expenses did not include expenses of other investment companies in which the Fund invested which were borne indirectly by the Fund.

80	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

For the Core Equity Fund, effective May 1, 2009, RIMCo has contractually agreed, until April 30, 2010, to waive 0.07% of its 0.55% advisory fee. The waiver may not be terminated during the relevant period except at the Board’s discretion. The total amount of the waiver for the period ended June 30, 2009 was $107,384. There were no reimbursements during the period.

For the Real Estate Securities Fund, RIMCo had contractually agreed to waive, until April 29, 2009, a portion of its 0.80% advisory fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceeded 1.10% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceeded 1.10% of the average daily net assets on an annual basis. Direct Fund-level expenses did not include expenses of other investment companies in which the Fund invested which were borne indirectly by the Fund. There were no amounts waived or reimbursed during the period.

Transfer and Dividend Disbursing Agent

RFSC serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to the Funds. RFSC retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Total transfer agency fees paid by the Funds presented herein for the period ended June 30, 2009 were $26,712.

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates as of June 30, 2009 were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Real Estate Securities Fund

Administrative fees	$12,861	$5,283	$11,139	$13,376	$12,256
Advisory fees	185,909	82,302	180,128	124,122	196,100
Transfer agent fees	1,120	467	967	1,133	1,073
Trustees’ fees	1,627	777	1,360	1,437	1,968

	$201,517	$88,829	$193,594	$140,068	$211,397

Distributor

Russell Financial Services, Inc. (the “Distributor’), a wholly-owned subsidiary of RIMCo, serves as distributor for RIF, pursuant to the Distribution Agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

Affiliated Brokerage Commissions

The Funds will effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions or (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers and for each Fund’s cash reserves.

Board of Trustees

The Russell Fund Complex consists of RIC, which has 38 Funds, and RIF, which has nine Funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $60,000 per year, $6,500 for each regular quarterly meeting attended in person, $2,500 for each special meeting attended in person, and $2,500 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending the quarterly and special meetings and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee Chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $52,000.

Notes to Financial Statements	81

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

5.	Federal Income Taxes

At December 31, 2008, the following Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

Funds	12/31/16	Totals

Multi-Style Equity	$47,156,528	$47,156,528
Aggressive Equity	35,188,160	35,188,160
Non-U.S.	51,015,389	51,015,389
Real Estate Securities	26,296,790	26,296,790

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Real Estate Securities Fund

Cost of Investments for Tax Purposes	$355,246,355	$187,505,243	$319,693,114	$450,361,792	$432,360,206

Unrealized Appreciation	$76,186,625	$96,891,292	$9,645,413	$8,299,544	$77,699,875
Unrealized Depreciation	(100,547,655)	(102,965,845)	(47,555,424)	(34,239,389)	(149,539,755)

Net Tax Unrealized Appreciation (Depreciation)	$(24,361,030)	$(6,074,553)	$(37,910,011)	$(25,939,845)	$(71,839,880)

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended June 30, 2009 and December 31, 2008 were as follows:

	Shares		Dollars
	2009	2008	2009	2008

Multi-Style Equity Fund
Proceeds from shares sold	1,304	4,217	$11,443	$50,056
Proceeds from reinvestment of distributions	332	720	2,808	9,779
Payments for shares redeemed	(2,553)	(2,477)	(21,407)	(31,519)

Total net increase (decrease)	(917)	2,460	$(7,156)	$28,316

Aggressive Equity Fund
Proceeds from shares sold	807	1,687	$5,456	$16,796
Proceeds from reinvestment of distributions	51	176	339	1,622
Payments for shares redeemed	(1,353)	(2,345)	(8,967)	(23,355)

Total net increase (decrease)	(495)	(482)	$(3,172)	$(4,937)

Non-U.S. Fund
Proceeds from shares sold	1,497	4,132	$10,292	$41,756
Proceeds from reinvestment of distributions	519	286	3,432	3,345
Payments for shares redeemed	(1,741)	(2,955)	(11,770)	(30,761)

Total net increase (decrease)	275	1,463	$1,954	$14,340

Core Bond Fund
Proceeds from shares sold	2,720	6,353	$25,436	$64,412
Proceeds from reinvestment of distributions	814	2,179	7,480	21,155
Payments for shares redeemed	(3,519)	(7,885)	(32,533)	(75,964)

Total net increase (decrease)	15	647	$383	$9,603

Real Estate Securities Fund
Proceeds from shares sold	3,122	3,828	$23,145	$46,717
Proceeds from reinvestment of distributions	996	585	6,892	8,443
Payments for shares redeemed	(1,908)	(3,880)	(15,492)	(55,931)

Total net increase (decrease)	2,210	533	$14,545	$(771)

82	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

7.	Interfund Lending Program

The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. Typically, Funds will borrow from the RIC Russell Money Market Fund. The RIC Russell Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the RIC Russell Money Market Fund. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Russell Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended June 30, 2009, the Funds presented did not borrow through the interfund lending program.

8.	Record Ownership

As of June 30, 2009, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund. The Northwestern Mutual Life Insurance Company separate accounts were the largest shareholder in each Fund.

	# of Shareholders	%

Multi-Style Equity Fund	2	83.1
Aggressive Equity Fund	2	84.8
Non-U.S. Fund	2	85.5
Core Bond Fund	2	77.1
Real Estate Securities Fund	2	92.3

9.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Aggressive Equity Fund - 0.9%
Intersections Inc.	03/10/08	26,666	8.24	220	124
Perceptron Inc.	03/10/08	45,969	9.73	447	158
Tier Technologies Inc.	03/10/08	50,456	7.70	389	387
White Electronic Designs Corp.	03/10/08	91,502	4.34	397	424

					1,093

Core Bond Fund - 1.2%
Adam Aircraft Term Loan	02/13/08	55,855	99.05	55	6
Apidos CDO	01/29/09	500,000	70.89	354	379
ARES CLO Funds	01/15/09	730,000	72.86	532	603
Armstrong Loan Funding, Ltd.	05/21/09	839,935	86.20	724	736
BNP Paribas Capital Trust	06/01/06	450,000	112.14	505	381
Black Diamond CLO, Ltd.	09/11/08	1,000,000	83.02	830	748
CIT Mortgage Loan Trust	10/05/07	180,000	100.00	180	49
CIT Mortgage Loan Trust	10/05/07	260,505	100.00	261	195
Catlin Insurance Co., Ltd.	01/11/07	100,000	100.00	100	56

Notes to Financial Statements	83

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
DG Funding Trust	11/04/03	49	10,537.12	516	422
Freddie Mac REMICS	07/07/06	90,096	102.10	92	82

Freddie Mac REMICS	06/28/07	45,538	0.10	—	—
Freddie Mac REMICS	07/17/07	42,477	100.00	42	42
Qtel International Finance, Ltd.	06/02/09	120,000	99.27	119	122
Symetra Financial Corp.	06/26/06	150,000	98.47	148	114
UBS AG	01/11/08	270,000	43.40	117	56
Washington Mutual Mortgage Pass Through Certificates	04/01/05	195,769	100.00	196	8

					3,999

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

10.	Dividends

On July 1, 2009, the Board declared the following dividends payable from net investment income. Dividends were paid on July 6, 2009, to shareholders of record July 2, 2009.

Funds	Net Investment Income

Multi-Style Equity	$0.0253
Aggressive Equity	0.0109
Core Bond	0.1148
Real Estate Securities	0.0678

11.	Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through August 14, 2009, the date the financial statements were issued.

84	Notes to Financial Statements

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) at a meeting held on April 21, 2009. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds (“Comparable Funds”) not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Renewal Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 20, 2009, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present. At the April 21 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages directly a portion of certain Funds’ assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Fund’s cash reserves. RIMCo also may manage directly any portion of each Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of a Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund’s investment program, structuring the Fund, selecting an effective Money

Basis for Approval of Investment Advisory Contracts	85

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Fund, rather than the investment selection role of the Funds’ Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund.

The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and quality of the services provided, and expected to be provided, to the Fund by RIMCo;

2.	The advisory fee paid by the Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent or cash management fees and fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

In evaluating the nature, quality and scope of services provided and which are expected to be provided to the Funds, including Fund portfolio management services, the Board considered the possible impact of changes in RIMCo’s senior management during the course of 2008 and 2009 and a restructuring of the Russell organization, which was announced to the Board in January 2009 and detailed to the Board on April 15, 2009 and included a significant reduction in Russell’s workforce. Prior to the Independent Trustees’ private meeting on April 20 and at the April 21 meeting of the Board of Trustees, senior representatives of Russell and RIMCo discussed this organizational restructuring with the Board and assured the Board that the restructuring would not result in a diminution of the nature, quality or scope of the services provided to the Funds. The Board also discussed with these representatives the impact of developments over the past year in the financial services industry upon the financial resources available to the Russell organization.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly managed during the past year, and continues to manage, a portion—up to 10%—of the assets of the RIF Multi-Style Equity Fund (the “Participating Fund”) during the past year, utilizing a select holdings strategy, the actual allocation being determined by the Participating Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for the Participating Fund is designed to increase the Participating Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of the Participating Fund. The Board reviewed the results of the select holdings strategy in respect of the Participating Fund during the past year. The Trustees considered that RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by the Participating Fund are not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Funds’ Advisory Fees in light of Fund performance, the Board considered that, in the Agreement Renewal Information and at past meetings, RIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than their Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Funds during the periods covered by the Third-Party Information did result, in lower performance than that of some of their Comparable Funds. According to RIMCo, the strategies pursued by the Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

86	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

With respect to the Funds’ Advisory Fees, the Third-Party Information showed that the RIF Multi-Style Equity Fund and RIF Core Bond Fund each had an Advisory Fee which on a contractual basis, an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds) or on both a contractual and actual basis was ranked more than 5 basis points below the third quintile, in either the fourth or fifth quintile, for the 1-year period ended December 31, 2008. The Board considered RIMCo’s advice as to the reasons for these Funds’ Advisory Fee rankings and its undertaking to continue to monitor those fees against the Funds’ Comparable Funds’ fees. The Board also noted RIMCo’s advice that the total expenses for each of these Funds ranked in the third quintile for the 1-year period ended December 31, 2008.

In discussing the Funds’ Advisory Fees generally, RIMCo noted, among other things, that its Advisory Fees for the Funds encompass services that may not be provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also explained that its “margins” in providing investment advisory services to the Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Funds’ Advisory Fees to their Money Managers.

The Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. During 2008, the Board noted that, generally, there was a reduction in the Funds’ assets as a result of market declines and related investor redemptions. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for each Fund appropriately reflect any economies of scale realized by that Fund, based upon any decline in assets during 2008 and such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other RIC funds under the Board’s supervision are lower, and may, in some cases, be substantially lower, than the rates paid by RIC funds supervised by the Board, including the Funds. The Trustees considered the differences in the scope of services RIMCo provides to institutional clients and the Funds. In response to the Trustees’ inquiries, RIMCo, as it has in the past, noted, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

With respect to the Funds’ total expenses, the Board noted that none of the Funds was ranked more than 5 basis points below the third quintile of its Comparable Funds for the period ended December 31, 2008.

On the basis of the Agreement Renewal Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the April 21 Board meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements (1) the Advisory Fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided, and expected to be provided, to the Funds; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo.

The Board further concluded that, under the circumstances, the performance of each of the Funds supported continuation of the RIMCo Agreement, except the Board concluded, as discussed herein, that a determination against continuation of the RIMCo Agreement with respect to the RIF Aggressive Equity Fund would not be in the interests of that Fund’s shareholders even though that fund has underperformed based upon the Third-Party Information. The Board, in assessing the Funds’ performance, focused upon each Fund’s performance for the 1-, 3- and 5-year periods as most relevant.

In evaluating the performance of the Funds generally relative to their Comparable Funds, the Board noted RIMCo’s advice that many of the Funds’ Comparable Funds do not “equitize” their cash (i.e., cash awaiting investment or disbursement to satisfy redemptions or other fund obligations) and may hold large positions uninvested in their investment portfolios. By contrast, the Funds generally follow a strategy of equitizing their cash and fully investing their assets in pursuit of their investment objectives (the Funds’ strategy of equitizing cash and fully investing their assets is hereinafter referred to as their “full investment strategy”). In support of the Funds’ full investment strategy, RIMCo advised the Board of its belief that investors manage their own cash positions based upon their personal investment goals, strategies and risk tolerances and generally expect Fund assets to be fully invested. RIMCo noted that the Funds’ full investment strategy generally will detract from relative performance in a declining market, such as 2008, but may enhance the Funds’ relative performance in a rising market.

Basis for Approval of Investment Advisory Contracts	87

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

With respect to the RIF Aggressive Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile for the 1-year period ended December 31, 2008 and in the fourth quintile for the 3- and 5-year periods ended December 31, 2008. The Trustees considered management’s explanation of the Fund’s underperformance. According to RIMCo, the financial crisis that unfolded throughout the year, along with certain portfolio positioning decisions by the Money Managers for the RIF Aggressive Equity Fund, detracted from performance. Notwithstanding the Fund’s underperformance relative to its Comparable Funds, RIMCo advised the Board that, although it remains confident in the team of Money Managers for the Fund, RIMCo will continue to research and analyze the team to look for ways to structure, risk profile and/or return potential. RIMCo also expressed its belief that the RIF Aggressive Equity Fund’s full investment strategy was a significant contributor to the Fund’s underperformance relative to its Comparable Funds.

The Board considered that the performance of certain Funds that have loaned portfolio securities has been subject to a negative impact associated with declining values of investments of cash collateral held in respect of such loans. In considering the performance of the affected Funds, the Board, among other things, considered RIMCo’s assessment of the benefits and risks of continuation of the Funds’ securities lending program notwithstanding this negative impact and steps which have been taken by RIMCo to enhance the process for selection and monitoring of investments of cash collateral held in respect of portfolio securities loans.

In evaluating performance, the Board considered each Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Funds in a risk-aware manner and the extraordinary capital market conditions during 2008.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the April 21 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ Chief Compliance Officer regarding each Money Manager’s compliance program. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the information received from RIMCo in support of its recommendations at the April 21 Board meeting, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

88	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Shareholder Requests for Additional Information — June 30, 2009 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

Shareholder Requests for Additional Information	89

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers — June 30, 2009 (Unaudited)

The following tables provide information for each officer and Trustee of the Russell Fund Complex. The Russell Fund Complex consists of RIC, which has 38 funds, and RIF, which has nine funds. Each of the Trustees is a Trustee of both RIC and RIF. The first table provides information for the interested Trustee. The second table provides information for the independent Trustees. The third table provides information for the Trustees emeritus. The fourth table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE
# Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004 Trustee since 2007	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	47	None
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006	Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	47	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investor Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999-2006	47	• Director, Avista Corp (electric utilities) • Trustee, Principal Investor Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

90	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2009

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of the Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	47	None

Jonathan Fine, Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	47	None

Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	47	None

Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	47	• Director, Sparx Asia Funds (investment company) • Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)

Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002 Chairperson of the Investment Committee since 2006	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Retired	47	None

*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers	91

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2009

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
* George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	47	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • Trustee, RIC and RIF until 2006 • February 2002 to June 2005, Lead Trustee, RIC and RIF • Chairman of the Nominating and Governance Committee, 2006	47	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001-2005	47	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

92	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2009

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002–May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•  President and CEO, RIC and RIF

•  Chairman of the Board, President and CEO, RIMCo

•  Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•  Chairman of the Board, President and CEO, RFSC

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•  Until 2004, Managing Director of Individual Investor Services, FRC

•  2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•  Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•  Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•  Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC and RIF • Director, RIMCo and FRC • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees

•  U.S. General Counsel and Assistant Secretary, FRC

•  Director and Assistant Secretary, RIA

•  Secretary, RIMCo, RFSC and Russell Financial Services, Inc.

•  Secretary and Chief Legal Counsel, RIC and RIF

Disclosure of Information about Fund Trustees and Officers	93

Russell Investment Funds

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustee

Greg J. Stark

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

Lee C. Gingrich

Officers

Greg J. Stark, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Gregory J. Lyons, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers as of June 30, 2009

Multi-Style Equity Fund

Arnhold and S. Bleichroeder Advisers, LLC, New York, NY

Columbus Circle Investors, Stamford, CT

DePrince, Race & Zollo, Inc., Winter Park, FL

Institutional Capital LLC, Chicago, IL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Montag & Caldwell, Inc., Atlanta, GA

Suffolk Capital Management, LLC, New York, NY

Turner Investment Partners, Inc., Berwyn, PA

Aggressive Equity Fund

ClariVest Asset Management LLC, San Diego, CA

DePrince, Race & Zollo, Inc., Winter Park, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

Non-U.S. Fund

Altrinsic Global Advisors, LLC, Stamford, CT

Barrow, Hanley, Mewhinney & Strauss, Inc., Dallas, TX

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Core Bond Fund

Goldman Sachs Asset Management, L.P., New York, NY

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

Real Estate Securities Fund

AEW Capital Management, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

Heitman Real Estate Securities LLC, Chicago, IL

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

RREEF America L.L.C., Chicago, IL

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

94	Adviser, Money Managers and Service Providers

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-072

2009 SEMIANNUAL REPORT

Russell Investment Funds

LifePoints® Variable Target Portfolio Series

JUNE 30, 2009

FUND

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Russell Investment Funds

Russell Investment Funds is a

series investment company with

nine different investment portfolios

referred to as Funds. These

financial statements report on four

of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Semiannual Report

June 30, 2009 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright© Russell Investments 2009. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA, part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds

Moderate Strategy Fund

Shareholder Expense Example — June 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2009	$1,000.00	$1,000.00
Ending Account Value
June 30, 2009	$1,061.70	$1,024.30
Expenses Paid During Period*	$0.51	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Moderate Strategy Fund	3

Russell Investment Funds

Moderate Strategy Fund

Schedule of Investments — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 60.1%
RIF Core Bond Fund	1,336,005	12,932

Domestic Equities - 25.9%
RIF Aggressive Equity Fund	84,621	646
RIF Multi-Style Equity Fund	224,367	2,145
RIF Real Estate Securities Fund	77,663	650
RIC Russell U.S. Quantitative Equity Fund	99,978	2,145

		5,586

International Equities - 14.0%
RIF Non-U.S. Fund	247,682	1,927
RIC Russell Emerging Markets Fund	31,939	436
RIC Russell Global Equity Fund	101,628	643

		3,006

Total Investments - 100.0%
(identified cost $23,462)		21,524

Other Assets and Liabilities, Net - (0.0%)		(6)

Net Assets - 100.0%		21,518

See accompanying notes which are an integral part of the financial statements.

4	Moderate Strategy Fund

Russell Investment Funds

Balanced Strategy Fund

Shareholder Expense Example — June 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2009	$1,000.00	$1,000.00
Ending Account Value
June 30, 2009	$1,059.10	$1,024.40
Expenses Paid During Period*	$0.41	$0.40

*	Expenses are equal to the Fund’s annualized expense ratio of 0.08% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Balanced Strategy Fund	5

Russell Investment Funds

Balanced Strategy Fund

Schedule of Investments — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 40.0%
RIF Core Bond Fund	3,035,478	29,383

Domestic Equities - 38.9%
RIF Aggressive Equity Fund	383,576	2,930
RIF Multi-Style Equity Fund	1,146,710	10,963
RIF Real Estate Securities Fund	441,204	3,693
RIC Russell U.S. Quantitative Equity Fund	511,458	10,971

		28,557

International Equities - 21.1%
RIF Non-U.S. Fund	1,313,338	10,218
RIC Russell Emerging Markets Fund	171,167	2,333
RIC Russell Global Equity Fund	461,535	2,921

		15,472

Total Investments - 100.0%
(identified cost $88,252)		73,412

Other Assets and Liabilities, Net - (0.0%)		(6)

Net Assets - 100.0%		73,406

See accompanying notes which are an integral part of the financial statements.

6	Balanced Strategy Fund

Russell Investment Funds

Growth Strategy Fund

Shareholder Expense Example — June 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2009	$1,000.00	$1,000.00
Ending Account Value
June 30, 2009	$1,059.60	$1,024.50
Expenses Paid During Period*	$0.31	$0.30

*	Expenses are equal to the Fund’s annualized expense ratio of 0.06% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Growth Strategy Fund	7

Russell Investment Funds

Growth Strategy Fund

Schedule of Investments — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 20.2%
RIF Core Bond Fund	880,636	8,525

Domestic Equities - 52.8%
RIF Aggressive Equity Fund	330,280	2,523
RIF Multi-Style Equity Fund	918,193	8,778
RIF Real Estate Securities Fund	302,925	2,535
RIC Russell U.S. Quantitative Equity Fund	390,234	8,371

		22,207

International Equities - 27.0%
RIF Non-U.S. Fund	915,190	7,120
RIC Russell Emerging Markets Fund	126,900	1,730
RIC Russell Global Equity Fund	397,188	2,514

		11,364

Total Investments - 100.0%
(identified cost $56,297)		42,096

Other Assets and Liabilities, Net - (0.0%)		(8)

Net Assets - 100.0%		42,088

See accompanying notes which are an integral part of the financial statements.

8	Growth Strategy Fund

Russell Investment Funds

Equity Growth Strategy Fund

Shareholder Expense Example — June 30, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2009	$1,000.00	$1,000.00
Ending Account Value
June 30, 2009	$1,052.50	$1,024.50
Expenses Paid During Period*	$0.31	$0.30

*	Expenses are equal to the Fund’s annualized expense ratio of 0.06% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Equity Growth Strategy Fund	9

Russell Investment Funds

Equity Growth Strategy Fund

Schedule of Investments — June 30, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Domestic Equities - 65.0%
RIF Aggressive Equity Fund	136,666	1,044
RIF Multi-Style Equity Fund	403,560	3,858
RIF Real Estate Securities Fund	125,685	1,052
RIC Russell U.S. Quantitative Equity Fund	173,166	3,715

		9,669

International Equities - 35.1%
RIF Non-U.S. Fund	440,304	3,426
RIC Russell Emerging Markets Fund	55,703	759
RIC Russell Global Equity Fund	164,520	1,041

		5,226

Total Investments - 100.1%
(identified cost $20,344)		14,895

Other Assets and Liabilities, Net - (0.1%)		(8)

Net Assets - 100.0%		14,887

See accompanying notes which are an integral part of the financial statements.

10	Equity Growth Strategy Fund

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Statements of Assets and Liabilities — For the Period Ended June 30, 2009 (Unaudited)

Amounts in thousands	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Assets
Investments, at identified cost	$23,462	$88,252	$56,297	$20,344
Investments, at market	21,524	73,412	42,096	14,895
Receivables:
Fund shares sold	5	68	14	4
From Adviser	2	3	4	2
Prepaid expenses	2	9	5	—

Total assets	21,533	73,492	42,119	14,901

Liabilities
Payables:
Investments purchased	5	68	14	5
Accrued fees to affiliates	1	8	2	1
Other accrued expenses	9	10	15	8

Total liabilities	15	86	31	14

Net Assets	$21,518	$73,406	$42,088	$14,887

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(8)	$(16)	$(7)	$(2)
Accumulated net realized gain (loss)	(2,375)	(4,322)	(1,628)	(2,400)
Unrealized appreciation (depreciation) on investments	(1,938)	(14,840)	(14,201)	(5,449)
Shares of beneficial interest	27	103	66	26
Additional paid-in capital	25,812	92,481	57,858	22,712

Net Assets	$21,518	$73,406	$42,088	$14,887

Net Asset Value, offering and redemption price per share:
Net asset value per share*	$7.92	$7.09	$6.40	$5.64
Net assets	$21,518,390	$73,406,449	$42,087,759	$14,887,426
Shares outstanding ($.01 par value)	2,717,272	10,347,853	6,581,242	2,641,599

*	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	11

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Statements of Operations — For the Period Ended June 30, 2009 (Unaudited)

Amounts in thousands	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Investment Income
Income distributions from Underlying Funds	$322	$867	$400	$114

Expenses
Advisory fees	19	61	36	13
Administrative fees	5	15	9	3
Custodian fees	10	10	15	9
Transfer agent fees	—	2	1	—
Professional fees	11	13	12	11
Trustees’ fees	—	1	—	—
Printing fees	1	4	2	1
Miscellaneous	1	1	1	—

Expenses before reductions	47	107	76	37
Expense reductions	(37)	(81)	(65)	(33)

Net expenses	10	26	11	4

Net investment income (loss)	312	841	389	110

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,369)	(2,867)	(943)	(1,250)
Capital gain distributions from Underlying Funds	15	30	9	—

Net realized gain (loss)	(1,354)	(2,837)	(934)	(1,250)
Net change in unrealized appreciation (depreciation) on investments	2,239	6,238	3,277	1,937

Net realized and unrealized gain (loss)	885	3,401	2,343	687

Net Increase (Decrease) in Net Assets from Operations	$1,197	$4,242	$2,732	$797

See accompanying notes which are an integral part of the financial statements.

12	Statements of Operations

(This page intentionally left blank)

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Statements of Changes in Net Assets

	Moderate Strategy Fund		Balanced Strategy Fund
Amounts in thousands	Period Ended June 30, 2009 (Unaudited)	Fiscal Year Ended December 31, 2008	Period Ended June 30, 2009 (Unaudited)	Fiscal Year Ended December 31, 2008

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$312	$655	$841	$1,524
Net realized gain (loss)	(1,354)	(869)	(2,837)	(1,118)
Net change in unrealized appreciation (depreciation)	2,239	(4,012)	6,238	(19,597)

Net increase (decrease) in net assets from operations	1,197	(4,226)	4,242	(19,191)

Distributions
From net investment income	(492)	(482)	(937)	(1,462)
From net realized gain	(120)	(160)	(330)	(1,120)

Net decrease in net assets from distributions	(612)	(642)	(1,267)	(2,582)

Share Transactions
Net increase (decrease) in net assets from share transactions	1,625	15,522	10,273	46,234

Total Net Increase (Decrease) in Net Assets	2,210	10,654	13,248	24,461

Net Assets
Beginning of period	19,308	8,654	60,158	35,697

End of period	$21,518	$19,308	$73,406	$60,158

Undistributed (overdistributed) net investment income included in net assets	$(8)	172	$(16)	$80

See accompanying notes which are an integral part of the financial statements.

14	Statements of Changes in Net Assets

Growth Strategy Fund		Equity Growth Strategy Fund
Period Ended June 30, 2009 (Unaudited)	Fiscal Year Ended December 31, 2008	Period Ended June 30, 2009 (Unaudited)	Fiscal Year Ended December 31, 2008

$389	$655	$110	$122
(934)	(461)	(1,250)	(1,015)
3,277	(15,965)	1,937	(6,201)

2,732	(15,771)	797	(7,094)

(404)	(647)	(144)	(89)
(213)	(1,109)	(87)	(748)

(617)	(1,756)	(231)	(837)

5,231	24,879	1,708	7,538

7,346	7,352	2,274	(393)

34,742	27,390	12,613	13,006

$42,088	$34,742	$14,887	$12,613

$(7)	$8	$(2)	$32

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	15

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Financial Highlights

For a Share Outstanding Throughtout the Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Moderate Strategy Fund
June 30, 2009**	7.67	.12	.37	.49	(.20)	(.04)	(.24)
December 31, 2008	9.99	.33	(2.32)	(1.99)	(.23)	(.10)	(.33)
December 31, 2007*	10.00	.46	(.11)	.35	(.36)	— (g)	(.36)
Balanced Strategy Fund
June 30, 2009**	6.80	.09	.34	.43	(.10)	(.04)	(.14)
December 31, 2008	9.93	.23	(2.88)	(2.65)	(.21)	(.27)	(.48)
December 31, 2007*	10.00	.47	(.20)	.27	(.34)	— (g)	(.34)
Growth Strategy Fund
June 30, 2009**	6.11	.06	.33	.39	(.07)	(.03)	(.10)
December 31, 2008	9.90	.15	(3.46)	(3.31)	(.14)	(.34)	(.48)
December 31, 2007*	10.00	.45	(.24)	.21	(.31)	—	(.31)
Equity Growth Strategy Fund
June 30, 2009**	5.42	.04	.27	.31	(.06)	(.03)	(.09)
December 31, 2008	9.83	.07	(3.92)	(3.85)	(.05)	(.51)	(.56)
December 31, 2007*	10.00	.50	(.38)	.12	(.29)	—	(.29)

See accompanying notes which are an integral part of the financial statements.

16	Financial Highlights

$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(c)(f)	% Portfolio Turnover Rate(c)

7.92	6.17	21,518.10		.49	1.62	16
7.67	(20.39)	19,308.11		.53	3.77	39
9.99	3.54	8,654.11		2.01	5.37	24

7.09	5.91	73,406.08		.35	1.36	9
6.80	(27.70)	60,158.08		.35	2.75	16
9.93	2.73	35,697.08		.74	5.37	11

6.40	5.96	42,088.06		.43	1.09	4
6.11	(34.73)	34,742.04		.40	1.85	10
9.90	2.13	27,390.04		.84	5.05	3

5.64	5.25	14,887.06		.59	.86	7
5.42	(41.18)	12,613.04		.58	.87	24
9.83	1.25	13,006.04		1.36	5.59	6

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	17

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes To Financial Highlights — June 30, 2009 (Unaudited)

*	For the period April 30, 2007 (commencement of operations) to December 31, 2007.
**	For the period ended June 30, 2009 (Unaudited).
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f)	May reflect amounts waived and reimbursed by Russell Investment Management Company (“RIMCo”) and Russell Fund Services Company (“RFSC”), respectively.
(g)	Less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

18	Notes to Financial Highlights

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements — June 30, 2009 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on four of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Company (“RIMCo”) is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent.

The Funds seek to achieve their objective by investing in a combination of Russell Investment Company (“RIC”) funds and other of the Investment Company’s funds (the “Underlying Funds”) as set forth in the table below. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. From time to time, each Fund may adjust its investments within the ranges below based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from the ranges when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

Asset Allocation Targets as of May 1, 2009
Asset Class/Underlying Funds	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Bonds
RIF Core Bond Fund	55-65%	35-45%	15-25%	0%
Domestic Equities
RIF Aggressive Equity Fund	0-8	0-9	1-11	2-12
RIF Multi-Style Equity Fund	5-15	10-20	16-26	21-31
RIF Real Estate Securities Fund	0-8	0-10	1-11	2-12
RIC Russell U.S. Quantitative Equity Fund	5-15	10-20	15-25	20-30
International Equities
RIF Non-U.S. Fund	4-14	9-19	12-22	18-28
RIC Russell Emerging Markets Fund	0-7	0-8	0-9	0-10
RIC Russell Global Equity Fund	0-8	0-9	1-11	2-12

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures and pricing services which include market value procedures, fair value procedures and a description of the pricing services used by the Underlying Funds. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and rights/warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price.

Notes to Financial Statements	19

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Bank loans and forwards: Mean between bid and asking price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments as to the fair value of securities. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the fair value procedures as the movement by a single major US Index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

20	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds’ investments for the period ended June 30, 2009, were level one for all Funds.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), adopted by the Funds on January 1, 2007, management has reviewed the Funds’ tax positions for all open tax years, and concluded that adoption had no effect on the Funds’ financial position or results of operations. At June 30, 2009, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Each Fund files a U. S. tax return. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending December 31, 2005, through December 31, 2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Notes to Financial Statements	21

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

During the period ended June 30, 2009, purchases and sales of the Underlying Funds (excluding short-term investments) were as follows:

Funds	Purchases	Sales

Moderate Strategy	$4,473,832	$3,139,492
Balanced Strategy	15,302,118	5,434,663
Growth Strategy	6,420,836	1,413,116
Equity Growth Strategy	2,532,362	947,323

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

RIMCo had contractually agreed to waive, through April 29, 2009, its 0.20% advisory fee for each Fund. RIMCo and RFSC had contractually agreed to waive and/or reimburse, through April 29, 2009, each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceeded 0.11%, 0.08%, 0.04% and 0.04% of average daily net assets of the Moderate Strategy, Balanced Strategy, Growth Strategy, and Equity Growth Strategy Funds, respectively, on an annual basis.

Effective April 30, 2009 for each Fund individually, RIMCo has contractually agreed, until April 30, 2010, to waive up to the full amount of its 0.20% advisory fee and then reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.10% of the average daily net assets of the Fund on an annual basis. These waivers and reimbursements may not be terminated during the relevant period except at the Board’s discretion.

Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Funds invest, including the Underlying Funds, which are borne indirectly by the Funds.

The Administrative fee of 0.05% is based upon the average daily net assets of each Fund.

For the period ended June 30, 2009, the fees waived and reimbursed by RIMCo amounted to:

Funds

Moderate Strategy	$36,880
Balanced Strategy	80,813
Growth Strategy	64,507
Equity Growth Strategy	33,426

RIMCo and RFSC do not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent

RFSC is the Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to the Funds. RFSC retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assisted in providing these services. Total transfer agency fees paid by the Funds presented herein for the period ended June 30, 2009 were $2,828.

22	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

4.	Related Party Transactions, Fees and Expenses (continued)

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates at June 30, 2009, were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Administrative fees	$873	$7,528	$1,717	$612
Trustees’ fees	52	183	145	61

	$925	$7,711	$1,862	$673

Distributor

Russell Financial Services, Inc. (the “Distributor’), a wholly-owned subsidiary of RIMCo, serves as distributor for RIF, pursuant to the Distribution Agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

Board of Trustees

The Russell Fund Complex consists of RIC, which has 38 Funds, and RIF, which has nine Funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $60,000 per year, $6,500 for each regular quarterly meeting attended in person, $2,500 for each special meeting attended in person, and $2,500 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending the quarterly and special meetings and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee Chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $52,000.

Transactions with Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or under common control. Transactions during the period ended June 30, 2009, with Underlying Funds which are an affiliated company or under common control are as follows:

Affiliate	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

Moderate Strategy Fund
RIF Core Bond Fund	$12,932,527	$2,704,141	$2,082,819	$(244,135)	$252,480	$14,471
RIF Aggressive Equity Fund	646,503	121,374	159,949	(71,280)	1,729	—
RIF Multi-Style Equity Fund	2,144,944	386,552	512,235	(227,339)	18,929	—
RIC Russell U.S. Quantitative Equity Fund	2,144,530	376,549	353,884	(153,171)	7,284	—
RIF Real Estate Securities Fund	650,037	290,182	371,989	(185,915)	16,064	—
RIC Russell Emerging Markets Fund	435,326	60,434	272,447	(136,103)	—
RIC Russell Global Equity Fund	643,303	97,450	171,330	(79,332)	—	—
RIF Non-U.S. Fund	1,926,963	437,150	583,411	(271,297)	25,335	—

	$21,524,133	$4,473,832	$4,508,064	$(1,368,572)	$321,821	$14,471

Balanced Strategy Fund
RIF Core Bond Fund	$29,383,423	$7,761,668	$3,394,384	$(344,245)	$532,008	$29,827
RIF Aggressive Equity Fund	2,930,518	433,382	271,604	(141,533)	7,335	—
RIF Multi-Style Equity Fund	10,962,547	1,768,870	1,000,199	(468,072)	89,175	—
RIC Russell U.S. Quantitative Equity Fund	10,970,780	2,051,372	860,677	(405,081)	34,959	—
RIF Real Estate Securities Fund	3,692,879	1,012,592	653,306	(358,761)	82,647	—
RIC Russell Emerging Markets Fund	2,333,004	215,964	877,011	(501,354)	—
RIC Russell Global Equity Fund	2,921,517	363,942	284,730	(139,118)	—	—
RIF Non-U.S. Fund	10,217,773	1,694,328	959,779	(508,864)	120,696	—

	$73,412,441	$15,302,118	$8,301,690	$(2,867,028)	$866,820	$29,827

Notes to Financial Statements	23

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

4.	Related Party Transactions, Fees and Expenses (continued)

Affiliate	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

Growth Strategy Fund
RIF Core Bond Fund	$8,524,557	$1,920,212	$833,634	$(87,925)	$156,537	$8,814
RIF Aggressive Equity Fund	2,523,342	304,764	105,956	(57,577)	6,508	—
RIF Multi-Style Equity Fund	8,777,925	1,083,301	67,971	(33,945)	71,083	—
RIC Russell U.S. Quantitative Equity Fund	8,370,528	1,242,551	11,230	(5,572)	27,298	—
RIF Real Estate Securities Fund	2,535,486	628,081	540,633	(319,588)	56,240	—
RIC Russell Emerging Markets Fund	1,729,652	39,643	474,559	(273,289)	—
RIC Russell Global Equity Fund	2,514,201	222,426	1,814,922	(28,953)	—	—
RIF Non-U.S. Fund	7,120,177	979,858	264,670	(135,689)	82,176	—

	$42,095,868	$6,420,836	$4,113,575	$(942,538)	$399,842	$8,814

Equity Growth Strategy Fund
RIF Aggressive Equity Fund	$1,044,130	$143,943	$100,017	$(57,260)	$2,621	$—
RIF Multi-Style Equity Fund	3,858,037	605,612	460,398	(244,683)	32,281	—
RIC Russell U.S. Quantitative Equity Fund	3,714,414	631,205	293,361	(156,899)	11,890	—
RIF Real Estate Securities Fund	1,051,979	375,877	387,273	(226,887)	24,670	—
RIC Russell Emerging Markets Fund	759,239	52,366	330,493	(196,440)	—
RIC Russell Global Equity Fund	1,041,414	122,284	123,353	(68,337)	—	—
RIF Non-U.S. Fund	3,425,568	601,075	502,402	(299,468)	42,498	—

	$14,894,781	$2,532,362	$2,197,297	$(1,249,974)	$113,960	$—

5.	Federal Income Taxes

At December 31, 2008, the following Fund had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

Funds	12/31/2016	Totals

Equity Growth Strategy	$134,219	$134,219

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Cost of Investments for Tax Purposes	$25,565,293	$92,054,937	$57,468,516	$22,494,682

Unrealized Appreciation	$21,557	$—	$—	$—
Unrealized Depreciation	(4,062,716)	(18,642,496)	(15,372,648)	(7,599,901)

Net Tax Unrealized Appreciation (Depreciation)	$(4,041,159)	$(18,642,496)	$(15,372,648)	$(7,599,901)

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended June 30, 2009 and December 31, 2008 were as follows:

	Shares		Dollars
	2009	2008	2009	2008

Moderate Strategy Fund
Proceeds from shares sold	566	2,261	$4,205	$21,043
Proceeds from reinvestment of distributions	84	71	612	642
Payments for shares redeemed	(448)	(682)	(3,192)	(6,163)

Net increase (decrease)	202	1,650	$1,625	$15,522

Balanced Strategy Fund
Proceeds from shares sold	2,173	5,802	$14,513	$50,702
Proceeds from reinvestment of distributions	197	306	1,267	2,582
Payments for shares redeemed	(869)	(856)	(5,507)	(7,050)

Net increase (decrease)	1,501	5,252	$10,273	$46,234

24	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2009 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
	2009	2008	2009	2008

Growth Strategy Fund
Proceeds from shares sold	982	3,050	$5,729	$25,915
Proceeds from reinvestment of distributions	108	212	617	1,755
Payments for shares redeemed	(194)	(344)	(1,115)	(2,791)

Net increase (decrease)	896	2,918	$5,231	$24,879

Equity Growth Strategy Fund
Proceeds from shares sold	476	1,334	$2,443	$10,149
Proceeds from reinvestment of distributions	47	100	231	837
Payments for shares redeemed	(210)	(428)	(966)	(3,448)

Net increase (decrease)	313	1,006	$1,708	$7,538

7.	Interfund Lending Program

The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. Typically, Funds will borrow from the RIC Russell Money Market Fund. The RIC Russell Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the RIC Russell Money Market Fund. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Russell Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended June 30, 2009, the Funds presented herein did not borrow through the interfund lending program.

8.	Record Ownership

As of June 30, 2009, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund. The Northwestern Mutual Life Insurance Company accounts were the largest shareholders in each Fund.

Funds	# of Shareholders	%

Moderate Strategy	1	98.3
Balanced Strategy	1	97.3
Growth Strategy	1	98.0
Equity Growth Strategy	1	98.5

9.	Dividends

On July 2, 2009, the Board declared the following dividends payable from net investment income. Dividends were paid on July 7, 2009, to shareholders of record July 6, 2009.

Funds	Net Investment Income

Moderate Strategy	$0.0607
Balanced Strategy	0.0423
Growth Strategy	0.0262
Equity Growth Strategy	0.0119

10.	Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through August 14, 2009, the date the financial statements were issued.

Notes to Financial Statements	25

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract (collectively, the “portfolio management contracts”) with each Money Manager of the funds in which the Funds invest (the “Underlying Funds”) at a meeting held on April 21, 2009. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds and the Underlying Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds (“Comparable Funds”) not managed by RIMCo believed by the provider to be generally comparable in investment objectives to the Funds and the Underlying Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Renewal Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and Underlying Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 20, 2009, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present. At the April 21 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and Underlying Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of each Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages directly a portion of certain Underlying Funds’ assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Underlying Fund’s cash reserves. RIMCo also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of

26	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by RIMCo in the Underlying Fund’s investment activities and any constraints placed by RIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and quality of the services provided, and expected to be provided, to the Fund or the Underlying Fund by RIMCo;

2.	The advisory fee paid by the Fund or the Underlying Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent or cash management fees and fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

In evaluating the nature, quality and scope of services provided and which are expected to be provided to the Funds, including Fund portfolio management services, the Board considered the possible impact of changes in RIMCo’s senior management during the course of 2008 and 2009 and a restructuring of the Russell organization, which was announced to the Board in January 2009 and detailed to the Board on April 15, 2009, and included a significant reduction in Russell’s workforce. Prior to the Independent Trustees’ private meeting on April 20 and at the April 21 meeting of the Board of Trustees, senior representatives of Russell and RIMCo discussed this organizational restructuring with the Board and assured the Board that the restructuring would not result in a diminution of the nature, quality or scope of the services provided to the Funds or Underlying Funds. The Board also discussed with these representatives the impact of developments over the past year in the financial services industry upon the financial resources available to the Russell organization.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly managed during the past year, and continues to manage, a portion—up to 10%—of the assets of each of the RIF Multi-Style Equity Fund and the Russell Investment Company Russell U.S. Quantitative Equity Fund (each a “Participating Underlying Fund”) during the past year, utilizing a select holdings strategy, the actual allocation being determined by each Participating Underlying Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for a Participating Underlying Fund is designed to increase the Participating Underlying Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of that Participating Underlying Fund. The Board reviewed the results of the select holdings strategy in respect of each Participating Underlying Fund during the past year. With respect to each Participating Underlying Fund, the Trustees considered that RIMCo is not required to pay

Basis for Approval of Investment Advisory Contracts	27

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Underlying Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by the Participating Underlying Fund are not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Renewal Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives, including fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than their Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower performance of the Underlying Funds than that of some of their respective Comparable Funds. According to RIMCo, the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Underlying Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

In discussing the Advisory Fees for the Underlying Funds generally, RIMCo noted, among other things, that its Advisory Fees for Underlying Funds encompass services that may not be provided by investment advisers to the Underlying Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also explained that its “margins” in providing investment advisory services to the Underlying Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Underlying Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Underlying Funds’ Advisory Fees to their Money Managers.

The Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fees for such Fund or Underlying Fund appropriately reflect or should be revised to reflect any such economies. During 2008, the Board noted that, generally, there was a reduction in the assets of the Funds and Underlying Funds as a result of market declines and related investor redemptions. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fees for each Fund or Underlying Fund appropriately reflect any economies of scale realized by such Fund, based upon any decline in assets during 2008 and such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of certain Funds and other funds under the Board’s supervision, including the Underlying Funds, are lower, and may, in some cases, be substantially lower, than the rates paid by the funds supervised by the Board, including the Funds and Underlying Funds. The Trustees considered the differences in the scope of services RIMCo provides to institutional clients and the funds under its supervision, including the Funds and Underlying Funds. In response to the Trustees’ inquiries, RIMCo, as it has in the past, noted, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds and Underlying Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

On the basis of the Agreement Renewal Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the April 21 Board meeting by RIMCo, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the Advisory Fees charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided, and expected to be provided, to the Funds or Underlying Funds; (2) the relative expense ratio of each Fund and Underlying Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo’s profitability with respect to the Funds and each Underlying Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo.

In evaluating the performance of the Funds and Underlying Funds generally relative to their Comparable Funds, the Board also noted RIMCo’s advice that many of the Underlying Funds’ Comparable Funds do not “equitize” their cash (i.e., cash awaiting investment or disbursement to satisfy redemptions or other fund obligations) and may hold large positions uninvested in their investment portfolios. By contrast, the Underlying Funds generally follow a strategy of equitizing their cash and fully investing their assets in pursuit of their investment objectives (the Underlying Funds’ strategy of equitizing cash and fully investing their assets is hereinafter referred to as their “full investment strategy”). RIMCo noted that the Underlying Funds’ full investment strategy

28	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

generally will detract from their relative performance, and therefore the relative performance of the Funds, in a declining market, such as 2008, but may enhance relative performance in a rising market.

The Board further concluded that, under the circumstances, the performance of each of the Funds supported continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and its performance relative to appropriate benchmarks and indices in addition to its performance relative to its Comparable Funds. In assessing performance, the Board also considered RIMCo’s investment strategy of managing the Underlying Funds in a risk-aware manner and the extraordinary capital market conditions during 2008. The Board noted that each of the Funds had been in existence for less than three years.

With respect to the RIF LifePoints Balanced Strategy Fund and the RIF LifePoints Growth Strategy Fund, the Third-Party Information showed that each such Fund’s performance was ranked in the fourth quintile for the 1-year period ended December 31, 2008. The Board considered RIMCo’s advice that certain Funds’ relative performance was driven to an extent by the underperformance of the underlying Core Bond Fund and that funds with the highest allocation to fixed income were impacted most by the Core Bond Fund’s underperformance.

After considering the foregoing and other relevant factors and given the limited performance record of the Funds, including the RIF LifePoints Balanced Strategy and Growth Strategy Funds, the Board concluded for the reasons discussed herein that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Funds and their respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the April 21 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ Chief Compliance Officer regarding each Money Manager’s compliance program. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and Underlying Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the information received from RIMCo in support of its recommendations at the April 21 Board meeting, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Basis for Approval of Investment Advisory Contracts	29

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — June 30, 2009 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

30	Shareholder Requests for Additional Information

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers — June 30, 2009

(Unaudited)

The following tables provide information for each officer and Trustee of the Russell Fund Complex. The Russell Fund Complex consists of RIC, which has 38 funds, and RIF, which has nine funds. Each of the Trustees is a Trustee of both RIC and RIF. The first table provides information for the interested Trustee. The second table provides information for the independent Trustees. The third table provides information for the Trustees emeritus. The fourth table provides information for the officers.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE
# Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004 Trustee since 2007	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	47	None
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006	Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	47	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investor Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	47	• Director, Avista Corp (electric utilities) • Trustee, Principal Investor Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Disclosure of Information about Fund Trustees and Officers	31

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2009

(Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of the Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	47	None
Jonathan Fine, Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	47	None
Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	47	None
Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	47	• Director, Sparx Asia Funds (investment company) • Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)
Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002 Chairperson of the Investment Committee since 2006	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Retired	47	None

*	Each Trustee is subject to mandatory retirement at age 72.

32	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2009

(Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
* George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	47	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • Trustee, RIC and RIF until 2006 • February 2002 to June 2005, Lead Trustee, RIC and RIF • Chairman of the Nominating and Governance Committee, 2006	47	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001–2005	47	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Trustees and Officers	33

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2009

(Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002–May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•  President and CEO, RIC and RIF

•  Chairman of the Board, President and CEO, RIMCo

•  Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•  Chairman of the Board, President and CEO, RFSC

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•  Until 2004, Managing Director of Individual Investor Services, FRC

•  2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•  Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•  Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•  Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC and RIF • Director, RIMCo and FRC • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees

•  U.S. General Counsel and Assistant Secretary, FRC

•  Director and Assistant Secretary, RIA

•  Secretary, RIMCo, RFSC and Russell Financial Services, Inc.

•  Secretary and Chief Legal Counsel, RIC and RIF

34	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustee

Greg J. Stark

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

Lee C. Gingrich

Officers

Greg J. Stark, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Gregory J. Lyons, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers of Underlying Funds as of June 30, 2009

RIF Core Bond Fund

Goldman Sachs Asset Management, L.P., New York, NY

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

RIF Aggressive Equity Fund

ClariVest Asset Management LLC, San Diego, CA

DePrince, Race & Zollo, Inc., Winter Park, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

RIF Multi-Style Equity Fund

Arnhold and S. Bleichroeder Advisers, LLC, New York, NY

Columbus Circle Investors, Stamford, CT

DePrince, Race & Zollo, Inc., Winter Park, FL

Institutional Capital LLC, Chicago, IL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Montag & Caldwell, Inc., Atlanta, GA

Suffolk Capital Management, LLC, New York, NY

Turner Investment Partners, Inc., Berwyn, PA

RIF Real Estate Securities Fund

AEW Capital Management, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

Heitman Real Estate Securities LLC, Chicago, IL

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

RREEF America L.L.C., Chicago, IL

RIC Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

Goldman Sachs Asset Management, L.P., New York, NY

INTECH Investment Management LLC, West Palm Beach, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Mellon Capital Management Corporation, Boston, MA

RIF Non-U.S. Fund

Altrinsic Global Advisors, LLC, Stamford, CT

Barrow, Hanley, Mewhinney & Strauss, Inc., Dallas, TX

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

RIC Russell Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Genesis Asset Managers, LLP, London, United Kingdom

Harding Loevner LLC, Somerville, NJ

T. Rowe Price International, Inc., Baltimore, MD

UBS Global Asset Management (Americas) Inc., Chicago, IL

RIC Russell Global Equity Fund

ClariVest Asset Management LLC, San Diego, CA

Gartmore Global Partners, London, United Kingdom

Harris Associates, L.P., Chicago, IL

Tradewinds Global Investors, LLC, Los Angeles, CA

T. Rowe Price International, Inc., Baltimore, MD

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Adviser, Money Managers and Service Providers	35

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-188

Item 2.	Code of Ethics. [Annual Report Only]

Item 3.	Audit Committee Financial Expert. [Annual Report Only]

Item 4.	Principal Accountant Fees and Services. [Annual Report Only]

Items 5.	Audit Committee of Listed Registrants. [Not Applicable]

Item 6.	[Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form]

Items 7-9.	[Not Applicable]

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12.	Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date: August 27, 2009

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: August 27, 2009